UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5030
                                                     ---------------------

                              Liberty Funds Trust V
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Russell Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-772-3363
                                                           -------------------

                  Date of fiscal year end:  January 31
                                           ------------------

                  Date of reporting period: 07/31/2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                               LIBERTY CALIFORNIA

                                 TAX-EXEMPT FUND

                                SEMIANNUAL REPORT

                                  July 31, 2003

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

                               LIBERTY CALIFORNIA

                                 TAX-EXEMPT FUND

                                SEMIANNUAL REPORT

                                  JULY 31, 2003

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

 PRESIDENT'S MESSAGE

 photo: Joseph R. Palumbo

Dear Shareholder:

Despite the uncertainty that hung over the markets and the economy as the nation prepared to go to war in Iraq, the six-month period ended on a high note. Virtually all major segments of the stock and bond markets posted positive returns for the period. The economy, though still struggling, has made progress toward recovery. And, a new tax law is intended to boost consumer spending power and make investing more attractive. The Jobs and Growth Tax Relief Reconciliation Act of 2003 accelerates income tax rate cuts for virtually all Americans and slashes the tax rates on dividends and long-term capital gains.

The government is counting on Americans to turn their good fortune into higher spending. And the financial media has been full of advice on investment strategies that take advantage of the new rate structure. As you debate what you will do if the lower tax rate turns into a modest personal windfall, let me put in a word for considerations that could have an important, long-term impact on your portfolio. If your take-home pay increases as a result of the tax break and any rebate check you are entitled to receive--and if it's not eaten up by higher state taxes--consider making a commitment to invest at least one third of it. Add it to your retirement account. Use it to start an education account for your child, or set it aside for an emergency. But make a commitment and stick to it. Think of it as found money, because that is what it is. You didn't have it before. But now that you've found it, you can put it to work for a long-term goal.

Further, before you take advice from a television pundit or a magazine cover story about how to take advantage of the recent tax changes, talk to your financial advisor. There may be tax-related strategies that make sense for you. But there are no one-size-fits-all solutions. Keep in mind that tax rates change, and many of the provisions of this law are set to expire in just a few short years.

CONSOLIDATION AND A NEW NAME: COLUMBIA
I am pleased to announce that, effective April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. This consolidation does not affect the management or investment objectives of your fund and is the next step in our efforts to create a consistent identity and to streamline our organization. By consolidating these firms, we are able to create a more efficient organizational structure and strengthen certain key functions, such as research. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

The following report will provide you with more detailed information about the California municipal bond market, fund performance and the strategies used by portfolio manager Gary Swayze. As always, we thank you for investing in Liberty funds and for giving us the opportunity to help you build a strong financial future.

Sincerely

/s/ Joseph R. Palombo

Joseph R. Palombo
President

-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE as of 7/31/03 ($)
         Class A                7.43
         Class B                7.43
         Class C                7.43
DISTRIBUTIONS DECLARED PER SHARE 2/01/03 - 7/31/03 ($)
         Class A                0.16
         Class B                0.13
         Class C                0.14
A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.
-------------------------------------------------------------------------------

Not FDIC Insured o May Lose Value o No Bank Guarantee

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

 PERFORMANCE INFORMATION

VALUE OF A $10,000 INVESTMENT
7/31/93 - 7/31/03

VALUE OF A $10,000 INVESTMENT
7/31/93 - 7/31/03 ($)

                 without       with
                  sales       sales
                  charge      charge
--------------------------------------
 Class A          16,941      16,137
--------------------------------------
 Class B          15,725      15,725
--------------------------------------
 Class C          16,492      16,492

 mountain chart:

                                                  Lehman
       Class A shares    Class A shares         Brothers
        without sales        with sales        Municipal
               charge            charge       Bond Index

7/1993         $10000             $9525           $10000
                10209              9724.07         10208
                10297.8            9808.67         10324.4
                10332.8            9842.02         10344
                10232.6            9746.55         10253
                10429.1            9933.69         10469.3
                10531.3           10031            10588.6
                10262.7            9775.25         10314.4
                 9813.22           9347.09          9894.61
                 9861.3            9392.89          9978.71
                 9923.43           9452.07         10065.5
                 9846.03           9378.34         10004.1
                10021.3            9545.27         10187.2
                10070.4            9592.05         10222.9
                 9906.24           9435.7          10072.6
                 9684.34           9224.34          9893.29
                 9504.21           9052.76          9714.22
                 9668.64           9209.38          9927.93
                10022.5            9546.44         10211.9
                10378.3            9885.34         10509
                10457.2            9960.47         10629.9
                10446.7            9950.51         10642.6
                10820.7           10306.7          10982.1
                10571.8           10069.7          10886.6
                10620.5           10116            10990
                10743.7           10233.4          11129.6
                10837.1           10322.4          11199.7
                11112.4           10584.6          11362.1
                11403.5           10861.9          11550.7
                11558.6           11009.6          11661.6
                11607.2           11055.8          11750.2
                11486.5           10940.9          11670.3
                11303.8           10766.9          11521
                11275.6           10740            11488.7
                11277.8           10742.1          11484.1
                11405.3           10863.5          11609.3
                11518.2           10971.1          11713.8
                11542.4           10994.1          11711.4
                11719             11162.3          11875.4
                11832.6           11270.6          12009.6
                12075.2           11501.6          12229.3
                11982.2           11413.1          12178
                11952.3           11384.5          12201.1
                12068.2           11495            12313.4
                11875.1           11311            12149.6
                11959.4           11391.4          12251.7
                12174.7           11596.4          12436.7
                12308.6           11724            12569.7
                12743.1           12137.8          12917.9
                12544.3           11948.5          12796.5
                12728.7           12124.1          12948.8
                12812.7           12204.1          13031.6
                12897.3           12284.7          13108.5
                13134.6           12510.7          13299.9
                13272.5           12642.1          13436.9
                13238             12609.2          13440.9
                13236.7           12608            13453
                13097.7           12475.6          13392.5
                13375.4           12740            13604.1
                13427.5           12789.7          13657.1
                13450.4           12811.5          13691.3
                13715.3           13063.9          13903.5
                13962.2           13299            14077.3
                13856.1           13197.9          14077.3
                13925.4           13263.9          14126.6
                13921.2           13260            14161.9
                14099.4           13429.7          14330.4
                14002.1           13337            14267.4
                14002.1           13337            14287.3
                14052.5           13385            14323
                13921.8           13260.5          14240
                13676.8           13027.2          14034.9
                13724.7           13072.8          14085.4
                13554.5           12910.7          13972.8
                13532.8           12890            13978.4
                13287.9           12656.7          13827.4
                13455.3           12816.2          13974
                13320.7           12688            13869.1
                13262.1           12632.2          13808.1
                13487.6           12846.9          13968.3
                13873.3           13214.3          14272.8
                13754             13100.7          14188.6
                13696.2           13045.7          14114.8
                14122.2           13451.4          14488.9
                14358             13676            14690.2
                14711.2           14012.5          14916.5
                14590.6           13897.6          14838.9
                14768.6           14067.1          15000.7
                14904.5           14196.5          15114.7
                15375.5           14645.1          15488
                15453.9           14719.8          15641.3
                15487.9           14752.2          15691.4
                15570             14830.4          15832.6
                15196.3           14474.5          15661.6
                15403             14671.3          15830.8
                15523.1           14785.8          15936.8
                15807.2           15056.3          16172.7
                16257.7           15485.5          16439.5
                16132.5           15366.2          16383.6
                16356.8           15579.8          16578.6
                16124.5           15358.6          16439.3
                15908.4           15152.8          16283.2
                16180.5           15411.9          16564.9
                16410.2           15630.7          16763.7
                15870.3           15116.5          16435.1
                16252.8           15480.8          16755.6
                16420.2           15640.2          16857.8
                16545             15759.1          17036.5
                16713.7           15919.8          17256.2
                16992.9           16185.7          17463.3
                17489             16658.3          17845.8
                16910.2           16106.9          17549.5
                16813.8           16015.1          17475.8
                17271.1           16450.7          17844.5
                17062.1           16251.7          17799.9
                17434.1           16606            18049.1
                17380             16554.5          18060
                17573             16738.2          18179.2
                18219.6           17354.2          18604.6
                17984.6           17130.3          18526.4
7/2003          16941.3           16136.6          17878


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot guarantee future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 7/31/03 (%)
Share class                                          A                          B                           C
Inception date                                    6/16/86                    8/4/92                      8/1/97
-------------------------------------------------------------------------------------------------------------------
                                          without        with        without         with       without        with
                                           sales        sales         sales         sales        sales        sales
                                           charge       charge        charge        charge       charge       charge
-------------------------------------------------------------------------------------------------------------------
6-month (cumulative)                       -0.66        -5.38         -1.03         -5.90         -0.89        -1.86
-------------------------------------------------------------------------------------------------------------------
1-year                                      1.40        -3.42          0.64         -4.20          0.94        -0.02
-------------------------------------------------------------------------------------------------------------------
5-year                                      4.73         3.72          3.96          3.62          4.26         4.26
-------------------------------------------------------------------------------------------------------------------
10-year                                     5.41         4.90          4.63          4.63          5.13         5.13
-------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/03 (%)
Share class                                          A                          B                           C
-------------------------------------------------------------------------------------------------------------------
                                          without        with        without         with        without        with
                                           sales        sales         sales         sales         sales        sales
                                           charge       charge        charge        charge        charge       charge
-------------------------------------------------------------------------------------------------------------------
6-month (cumulative)                        4.12         -0.82         3.74         -1.26          3.89         2.89
-------------------------------------------------------------------------------------------------------------------
1-year                                      8.69          3.53         7.88          2.88          8.20         7.20
-------------------------------------------------------------------------------------------------------------------
5-year                                      6.01          4.99         5.23          4.90          5.54         5.54
-------------------------------------------------------------------------------------------------------------------
10-year                                     6.03          5.52         5.25          5.25          5.75         5.75
-------------------------------------------------------------------------------------------------------------------

Past performance cannot predict future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and the fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class C share performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

sidebar:

SEC YIELDS ON 7/31/03 (%)
Class A                             3.56
Class B                             2.96
Class C                             3.27

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain expenses, the SEC yield would have been 2.97% for class C shares.

TAXABLE-EQUIVALENT SEC YIELDS
on 7/31/03 (%)
Class A                             6.39
Class B                             5.32
Class C                             5.87

Taxable-equivalent SEC yields are based on the combined maximum effective 44.31% federal and state income tax rates. This tax rate does not reflect the phaseout of exemptions or the reduction of otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

TOP 5 SECTORS AS OF 7/31/03 (%)
Local General Obligations          17.6
Special Property Tax               15.0
Local Appropriated                 12.8
Refunded/Escrowed                   8.0
Water &Sewer                        6.9

Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same sector breakdowns in the future.

 PORTFOLIO MANAGER'S REPORT

For the six-month period ended July 31, 2003, Liberty California Tax-Exempt Fund class A shares returned negative 0.66% without sales charge. This was less than the Lehman Brothers Municipal Bond Index, which returned 0.43%, and less than the negative 0.17% average return of the fund's peer group, the Lipper California Municipal Debt Funds Category.1

The US bond markets were volatile during the six months ended July 31, 2003 as interest rates dropped to multi-decade lows, then rose toward the end of the period. During the early part of the period, the US economy stagnated while investors waited for the outcome of the confrontation with Iraq. Stocks rallied after the successful conclusion to major combat operations in Iraq, but bond yields continued to decline based on indications from the Federal Reserve Board that it would not raise interest rates anytime soon.

A statement in early May by Fed chairman Alan Greenspan, which hinted that the Fed might buy intermediate Treasuries to help ward off deflation, caused a surge in the prices of US Treasuries and set the stage for later volatility. Investors bought intermediate-term Treasuries, hoping to profit if the Fed made good on its potential purchases. Investors were also interested in purchasing intermediate term treasuries as a wave of mortgage refinancing activity threatened to reduce the mortgage bond market sensitivity to changes in interest rates. All of this activity brought Treasury rates lower. Municipal bond rates, which are typically influenced by Treasuries, paralleled their decline. Late in the period, market interest rates rose when it appeared that the economy was improving. In addition, the Fed lowered a key short-term interest rate by 0.25% and retracted its suggestion that it might buy Treasuries. As a result, investors who had purchased unusually large amounts of Treasuries sold their positions. The sell-off in Treasuries contributed to higher yields and lower bond prices during the last six weeks of the period.

CALIFORNIA FACES FISCAL AND POLITICAL CRISIS
Municipal bonds in California were further perturbed by a chaotic fiscal and political situation. On July 24, 2003, Standard and Poor's lowered the State of California's general obligation bond

------------------------
1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

rating three notches from A to BBB with a stable outlook. The new rating is the lowest currently assigned to any state and the lowest state rating since Massachusetts had a BBB rating in the early 1990s. In taking this action, the agency cited the state's failure to make progress toward adopting a 2004 budget, the looming uncertainty caused by the gubernatorial recall election planned for October and weak prospects for correcting a mammoth structural budget imbalance.

In this unusual and volatile situation, the fund's return trailed both its benchmark index and that of its Lipper peer group for the six months ended July 31, 2003. The fund's longer duration than the benchmark and its emphasis on intermediate bonds was a drag on performance during the last six weeks of this period. The fund's strong position in non-callable bonds was also detrimental to performance. The call protection -- for which we accepted a slightly lower yield -- was no help since interest rates failed to come down. Performance was also hurt slightly by our position in zero-coupon bonds, which tend to be more volatile. On the plus side, our smaller position in uninsured state and state-supported general obligation bonds helped the portfolio to sidestep some of the effects of these downgrades.

A POSITIVE OUTLOOK
As we look ahead, we believe that the fund's relatively longer duration stance relative to its peer group should work to its advantage. Strong job growth could change our outlook, but this seems unlikely. We do not believe that consumer spending, which is the engine of corporate revenues, is likely to accelerate and we expect inflation to stay low. Without increased revenues, companies are unlikely to resume hiring. As a result, the fund's emphasis on intermediate-term municipal bonds should continue to work in the fund's favor.

/s/ Gary Swayze

Gary Swayze has managed the Liberty California Tax-Exempt Fund since October
1997.

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-exempt mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Single-state municipal bond funds pose additional risks due to limited geographical diversification. Because the fund may invest a greater percentage of its total assets in the securities of a single issuer, it may have increased risk of loss compared to a similar diversified fund.

 MATURITY BREAKDOWN (%)

 bar chart:

                                As of 7/31/03    As of 1/31/03
0-5 years                             0.6              2.0
5-7 years                             1.8              1.7
7-10 years                           10.1              9.7
10-15 years                          42.3             33.9
15-20 years                          25.6             31.5
20-25 years                           6.4              7.3
25 years and over                    12.9             13.0
Net cash & equivalents                0.3              0.9

Maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these maturity breakdowns in the future.

pie chart:

 QUALITY BREAKDOWN as of 7/31/03 (%)

 AAA: 76.7
 AA: 1.3
 A: 4.9
 BBB: 9.0
 CC: 0.2
 Non-rated: 7.6
 Cash Equivalents: 0.3


Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Services, Inc.

Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality breakdowns in the future.

 INVESTMENT PORTFOLIO

July 31, 2003 (Unaudited)

MUNICIPAL BONDS - 99.2%               PAR         VALUE
-------------------------------------------------------
EDUCATION - 3.3%
State Educational Facilities
   Authority:
   Loyola Marymount
   University, Series 2001,
     (a) 10/01/15             $ 1,265,000     $ 690,374
   Pooled College &
   University Project:
   Series 1997 B,
     6.300% 04/01/21            1,000,000     1,054,900
   Series 2000 B,
     6.625% 06/01/20            1,000,000     1,082,030
   Santa Clara University,
   Series 1999:
     5.250% 09/01/17            1,000,000     1,076,490
     5.250% 09/01/20            1,000,000     1,056,810
Statewide Communities
   Development Authority:
   Crossroads Schools of Arts
   & Sciences, Series 1998,
     6.000% 08/01/28 (b)        1,895,000     1,950,542
   San Francisco Art Institute,
   Series 2002,
     7.375% 04/01/32            2,000,000     2,005,700
                                           ------------
                                              8,916,846
                                           ------------

-------------------------------------------------------
HEALTH CARE - 5.1%
CONGREGATE CARE RETIREMENT - 2.3%
ABAG Finance Authority for
   Nonprofit Corps.,
   Channing House,
   Series 1999,
     5.375% 02/15/19            1,700,000     1,638,919
Riverside County Public
   Financing Authority,
   Air Force Village West, Inc.,
   Series 1999,
     5.750% 05/15/19            2,000,000     1,949,820
Statewide Communities
   Development Authority,
   Eskaton Village - Grass Valley,
   Series 2000,
     8.250% 11/15/31 (b)        2,500,000     2,677,250
                                           ------------
                                              6,265,989
                                           ------------
HOSPITALS - 2.8%
ABAG Finance Authority for
   Nonprofit Corps., San Diego
   Hospital Association:
   Series 2001 A,
     6.125% 08/15/20            1,250,000     1,297,288
   Series 2003 C,
     5.375% 03/01/21            1,000,000       937,050


                                      PAR         VALUE
-------------------------------------------------------
Hi-Desert Memorial Health
   Care District,
   Series 1998,
     5.500% 10/01/15          $ 1,000,000     $ 906,430
Riverside County Asset Leasing
   Corp., Riverside County
  Hospital Project,
   Series 1997 B,
     5.700% 06/01/16            1,000,000     1,092,440
State Health Facilities Financing,
   Stanford Hospital Clinics,
   Series 2003 A,
     5.000% 11/15/12            1,500,000     1,545,990
Statewide Communities
   Development Authority:
   Catholic Healthcare West,
   Series 1999,
     6.500% 07/01/20            1,500,000     1,569,675
                                           ------------
                                              7,348,873
                                           ------------
-------------------------------------------------------
HOUSING - 4.0%
ASSISTED LIVING/SENIOR - 0.4%
ABAG Finance Authority for
   Nonprofit Corps., Eskaton
   Gold River Lodge,
   Series 1998,
     6.375% 11/15/28            1,400,000     1,148,476
                                           ------------

SINGLE FAMILY - 3.6%
Southern California Home
   Financing Authority,
   Series 1989 A,
     7.625% 10/01/22              175,000       175,130
State Housing Finance Agency:
   Series 1997 A-1,
     5.950% 08/01/16            3,000,000     3,102,660
   Series 1997 B,
     6.000% 08/01/16            1,600,000     1,648,992
State Rural Home Mortgage
   Finance Authority:
   Series 1995 B,
     7.750% 09/01/26              220,500       220,500
   Series 1997 A-2,
     7.000% 09/01/29            1,530,000     1,578,164
   Series 1998 B-5,
     6.350% 12/01/29            1,225,000     1,259,349
   Series 2000 B,
     7.300% 06/01/31              825,000       902,368
   Series 2000 D,
     7.100% 06/01/31              650,000       686,523

See notes to investment portfolio.

July 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
HOUSING (CONTINUED)
SINGLE FAMILY (CONTINUED)
Stockton,
   Series 1990 A,
     7.400% 08/01/05          $    10,000   $    10,088
                                           ------------
                                              9,583,774
                                           ------------
-------------------------------------------------------
OTHER - 9.6%
OTHER - 1.6%
Golden State Tobacco
   Securitization Corp.:
   Series 2003 A-1,
     6.750% 06/01/39            3,500,000     3,021,725
   Series 2003 A-5,
     7.875% 06/01/42              750,000       744,922
Sacramento County Tobacco
   Securitization Authority,
   Series 2001 A,
     5.250% 06/01/31              750,000       566,505
                                           ------------
                                              4,333,152
                                           ------------
REFUNDED/ESCROWED (C) - 8.0%
Central Unified School District,
   Series 1993,
     (a) 03/01/18              20,065,000     9,477,502
Pomona,
   Series 1990 B,
     7.500% 08/01/23            1,000,000     1,286,940
Riverside County,
   Series 1989 A,
     7.800% 05/01/21            2,500,000     3,278,325
San Joaquin Hills Transportation
   Corridor Agency,
   Series 1993,
     (a) 01/01/20              15,400,000     6,462,456
Whisman School District,
   Series 1996 A,
     (a) 08/01/16               1,645,000       867,853
                                           ------------
                                             21,373,076
                                           ------------
-------------------------------------------------------
OTHER REVENUE - 1.2%
HOTELS - 1.2%
Sacramento City Financing
   Authority, Sacramento
   Convention Center,
   Series 1999 A,
     6.250% 01/01/30            3,500,000     3,339,630
                                           ------------
-------------------------------------------------------

                                      PAR         VALUE
-------------------------------------------------------
TAX-BACKED - 58.7%
LOCAL APPROPRIATED - 12.8%
Alameda County, Capital
   Projects, Series 1989,
     (a) 06/15/14             $ 2,185,000   $ 1,289,478
Anaheim Public Financing
   Authority, Series 1997 C,
     6.000% 09/01/14 (d)        3,500,000     4,023,390
Compton, Civic Center Project,
   Series 1997 A,
     5.500% 09/01/15            3,000,000     3,061,950
Los Angeles Convention &
   Exhibition Authority,
   Series 1993 A,
     6.125% 08/15/11            5,000,000     5,776,200
Los Angeles County Public
   Works Financing Authority,
   J.F. Shea Co., Series 1996 A,
     5.500% 10/01/18            2,895,000     3,180,389
Modesto, Community
   Center Project,
   Series 1993 A,
     5.000% 11/01/23            2,235,000     2,237,660
Ridgecrest, Civic Center Project,
   Series 1999,
     6.250% 03/01/26            1,500,000     1,574,025
Sacramento City Financing
   Authority, Series 1993 A,
     5.375% 11/01/14            1,100,000     1,208,647
San Diego Convention Center
   Expansion Financing Authority,
   Series 1998 A,
     4.750% 04/01/28            1,000,000       937,790
Santa Ana Financing Authority,
   Police Administration &
   Holding Facility,
   Series 1994 A,
     6.250% 07/01/18            6,035,000     7,086,659
Victor Elementary School District,
   Series 1996,
     6.450% 05/01/18            3,345,000     3,970,381
                                           ------------
                                             34,346,569
                                           ------------
LOCAL GENERAL OBLIGATIONS - 17.6%
Cabrillo Unified School District,
   Series 1996 A,
     (a) 08/01/15               3,000,000     1,650,870
Central Valley School District
   Financing Authority,
   Series 1998 A,
     6.450% 02/01/18            1,000,000     1,189,760
Clovis Unified School District,
   Series 2001 A,
     (a) 08/01/16               3,000,000     1,547,010


See notes to investment portfolio.

July 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
Corona-Norco Unified
   School District,
   Series 2001 C,
     (a) 09/01/17             $ 1,000,000     $ 480,010
East Whittier City School District,
   Series 1997 A,
     5.750% 08/01/17            1,675,000     1,888,881
Fillmore Unified School District,
   Series 1997 A:
     (a) 07/01/11                 950,000       675,193
     (a) 07/01/12                 980,000       655,012
     (a) 07/01/17                 650,000       314,723
Fresno Unified School District,
   Series 2002 A,
     6.000% 02/01/19            2,480,000     2,838,013
Golden West Schools Financing
   Authority, Series 1999 A,
     (a) 08/01/12               1,925,000     1,279,528
Jefferson Union High
   School District,
   Series 2000 A,
     6.450% 08/01/25            1,000,000     1,186,470
Las Virgenes Unified
   School District,
   Series 1997 C,
     (a) 11/01/20               1,205,000       464,756
Los Angeles Community
   College District,
   Series 2003 B,
     3.625% 08/01/13            1,420,000     1,349,426
Los Angeles County Schools,
   Regionalized Business
   Services Corp.,
   Series 1999 A:
     (a) 08/01/16               1,945,000     1,000,430
     (a) 08/01/17               1,980,000       951,944
Los Angeles Unified
   School District:
   Series 2002,
     5.750% 07/01/16            2,500,000     2,821,825
   Series 2002 E,
     5.500% 07/01/17            2,000,000     2,148,520
   Series 2003 F,
     5.000% 07/01/20            1,000,000     1,010,090
Manhattan Beach Unified
   School District,
   Series 2002 E,
     (a) 09/01/25               3,000,000       846,930

                                      PAR         VALUE
-------------------------------------------------------
Modesto High School District,
   Series 2002 A,
     (a) 08/01/16             $ 1,500,000     $ 773,505
Morgan Hill Unified
   School District,
   Series 2002:
     (a) 08/01/21               2,010,000       730,876
     5.250% 08/01/18            1,245,000     1,298,498
New Haven Unified
   School District,
   Series 2002,
     12.000% 08/01/17           1,565,000     2,694,914
Oxnard Union High
   School District,
   Series 2001 A,
     5.650% 02/01/17              960,000     1,062,576
Pomona Unified School District,
   Series 2001 A,
     5.900% 02/01/16              845,000       962,202
Redwood City Elementary
   School District,
   Series 1997,
     (a) 08/01/18               2,385,000     1,074,013
Rocklin Unified School District:
   Series 1995 C,
     (a) 07/01/20               6,920,000     2,723,020
   Series 2003,
     (a) 08/01/17 (e)           2,000,000       964,200
San Juan Unified School District,
   Series 2001,
     (a) 08/01/15               2,760,000     1,518,800
San Marino Unified
   School District,
   Series 1998 B,
     5.000% 06/01/23            1,000,000     1,006,200
San Mateo Union High
   School District,
   Series 2001 A,
     5.375% 09/01/19            1,000,000     1,044,440
Sanger Unified School District,
   Series 1999,
     5.350% 08/01/15            1,500,000     1,640,550
Simi Valley Unified
   School District,
   Series 1997,
     5.250% 08/01/22              925,000       958,920
Union Elementary School District,
   Series 1999 A,
     (a) 09/01/19               1,750,000       731,465
Upland Unified School District,
   Series 2001,
     (f) 08/01/25
     (5.125%  08/01/03)           750,000       727,575


See notes to investment portfolio.

July 31, 2003 (Unaudited)


MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
West Contra Costa Unified
   School District,
   Series 2001 A,
     5.300% 02/01/16          $ 1,275,000   $ 1,380,596
West Covina Unified
   School District,
   Series 2002 A,
     5.250% 02/01/19              725,000       771,016
Yuba City Unified School District,
   Series 2000,
     (a) 09/01/20               2,385,000       928,385
                                           ------------
                                             47,291,142
                                           ------------
SPECIAL NON-PROPERTY TAX - 3.1%
San Diego Redevelopment Agency,
   Series 2001,
     (a) 09/01/20               3,630,000     1,408,295
PR Commonwealth of Puerto Rico:
   Highway & Transportation
   Authority:
   Series 1993,
     5.500% 07/01/09              580,000       650,377
   Series 1996 Y,
     6.250% 07/01/12            3,000,000     3,525,330
   Series 2002 E,
     5.500% 07/01/14            2,000,000     2,231,300
   Public Buildings Authority,
   Series 2002 C,
     5.500% 07/01/14              500,000       534,715
                                           ------------
                                              8,350,017
                                           ------------
SPECIAL PROPERTY TAX - 15.0%
Capistrano Unified School District,
   Ladera Community Facilities
   District No.98-2,
   Series 1999,
     5.750% 09/01/29            3,000,000     2,824,560
Carson,
   Series 1992,
     7.375% 09/02/22              170,000       173,298
Cerritos Public Financing
   Authority, Los Coyotes
   Redevelopment Project,
   Series 1993 A,
     6.500% 11/01/23            2,000,000     2,381,940
Concord Redevelopment Agency,
   Central Concord Project,
   Series 1988 3,
     8.000% 07/01/18               25,000        25,589

                                      PAR         VALUE
-------------------------------------------------------
Contra Costa County Public
   Financing Authority,
   Series 1992 A,
     7.100% 08/01/22          $   375,000    $  379,252
Costa Mesa Public Financing
   Authority, Series 1991 A,
     7.100% 08/01/21              845,000       850,822
Elk Grove Unified School
   District, Community Facilities
   District No.1, Series 1995:
     (a) 12/01/18               2,720,000     1,201,560
     6.500% 12/01/24            4,055,000     4,835,020
Inglewood Redevelopment
   Agency, Series 1998 A,
     5.250% 05/01/23            1,000,000     1,036,500
Los Angeles Community
   Redevelopment Agency,
   Hollywood Redevelopment
   Project, Series 1998 C,
     5.375% 07/01/18            1,665,000     1,804,977
Oakland Redevelopment Agency,
   Central District
   Redevelopment Project,
   Series 1992,
     5.500% 02/01/14            8,400,000     9,274,440
Orange County Community
   Facilities District,
   Ladera Ranch,
   Series 1999 A,
     6.700% 08/15/29            2,000,000     2,082,940
Orange County Water District,
   Series 2003 B,
     5.375% 08/15/18              515,000       543,825
Riverside Public Financing
   Authority:
   Series 1991 A,
     8.000% 02/01/18               60,000        60,325
   Series 1997 A,
     5.250% 10/01/16            3,120,000     3,157,752
San Bernadino Joint Powers
   Financing Authority, Central
   City Merged Project,
   Series 1998 A,
     5.750% 07/01/14              985,000     1,112,026
San Clemente, Act of 1915,
   Series 1999,
     6.050% 09/02/28            1,000,000       986,110
San Marcos Public Facilities
   Authority, Series 1998,
     5.800% 09/01/18            1,500,000     1,557,765


See notes to investment portfolio.

July 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
TAX-BACKED (CONTINUED)
SPECIAL PROPERTY TAX (CONTINUED)
Santa Margarita-Dana Point
   Authority, Series 1994 B,
     7.250% 08/01/13          $ 2,000,000   $ 2,503,240
Santa Margarita Water District:
   Series 1999,
     6.250% 09/01/29            2,500,000     2,497,925
   Community Facilities District
   No. 99-1, Series 2003,
     6.000% 09/01/30            1,000,000       946,100
                                           ------------
                                             40,235,966
                                           ------------
STATE APPROPRIATED - 4.1%
State Public Works Board:
   UCLA Replacement Hospital,
   Series 2002 A,
     5.375% 10/01/15            2,000,000     2,125,500
Various State Prisons Projects,
   Series 1993 A:
     5.000% 12/01/19 (d)        6,000,000     6,148,080
     5.250% 12/01/13            2,500,000     2,692,000
                                           ------------
                                             10,965,580
                                           ------------
STATE GENERAL OBLIGATIONS - 6.1%
State of California:
   Series 1990,
     10.000% 02/01/10           2,000,000     2,653,480
   Series 1993,
     5.500% 04/01/12            2,770,000     3,031,266
   Series 1995,
     10.000% 10/01/06           1,185,000     1,464,933
   Series 2003,
     5.250% 02/01/20            1,250,000     1,227,012
PR Commonwealth of Puerto Rico:
   Series 1995,
     5.650% 07/01/15            1,000,000     1,126,810
   Series 1996,
     6.500% 07/01/14            2,000,000     2,395,520
   Aqueduct & Sewer Authority,
   Series 1995:
     6.000% 07/01/09            1,250,000     1,439,438
     6.250% 07/01/13            2,750,000     3,227,675
                                           ------------
                                             16,566,134
                                           ------------
-------------------------------------------------------
TRANSPORTATION - 4.8%
AIR TRANSPORTATION - 0.2%
Statewide Communities
   Development Authority,
   United Airlines, Inc.,
   Series 2001,
     6.250% 10/01/35 (g)        4,000,000       608,520
                                           ------------

                                      PAR         VALUE
-------------------------------------------------------
AIRPORTS - 0.8%
San Jose,
   Series 2001 A,
     5.250% 03/01/15          $ 2,015,000   $ 2,125,946
                                           ------------

PORTS - 0.3%
Port Oakland,
   Series 2002 L,
     5.500% 11/01/20              750,000       774,630
                                           ------------

TRANSPORTATION - 3.5%
Los Angeles County
   Metropolitan Transportation
   Authority, Sales Tax Revenue,
   Property A First Tier,
   Series 2003 A,
     5.000% 07/01/12              500,000       536,785
Los Angeles Harbor Department,
   Series 1996 B,
     5.375% 11/01/19            8,750,000     8,854,825
                                           ------------
                                              9,391,610
                                           ------------
-------------------------------------------------------
UTILITY - 12.5%
INDEPENDENT POWER PRODUCER - 0.3%
PR Commonwealth of Puerto
   Rico Industrial, Educational,
   Medical & Environmental
   Cogeneration Facilities,
   AES Project,
   Series 2000,
     6.625% 06/01/26              800,000       827,168
                                           ------------

INVESTOR OWNED - 2.3%
State Pollution Control
   Financing Authority:
   San Diego Gas & Electric Co.,
   Series 1996 A,
     5.900% 06/01/14            2,650,000     3,019,384
   Southern California Edison Co.:
   Series 1999 B,
     5.450% 09/01/29            2,000,000     2,008,980
   Series 1999 C,
     5.550% 09/01/31            1,000,000     1,010,320
                                           ------------
                                              6,038,684
                                           ------------
MUNICIPAL ELECTRIC - 3.0%
Redding Electric Systems Revenue,
   Series 1992 A, IFRN,
     11.641% 07/01/22 (h)         750,000       995,505

See notes to investment portfolio.

July 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
UTILITY (CONTINUED)
MUNICIPAL ELECTRIC (CONTINED)
Sacramento Municipal
   Utility District:
   Series 1993 G,
     6.500% 09/01/13          $ 1,500,000   $ 1,769,475
   Series 1997 K,
     5.700% 07/01/17            1,900,000     2,131,743
   Series 2003,
     4.750% 08/15/21            1,500,000     1,450,545
Turlock Irrigation District,
   Series 1996 A,
     6.000% 01/01/12              500,000       569,315
PR Commonwealth of Puerto Rico
   Electric Power Authority,
   Series 1989 O,
     (a) 07/01/17               2,490,000     1,218,805
                                           ------------
                                              8,135,388
                                           ------------
Water & Sewer - 6.9%
Big Bear Lake,
   Series 1996,
     6.000% 04/01/15            1,350,000     1,545,359
Fresno,
   Series 1995 A,
     6.000% 09/01/10            1,420,000     1,629,734
Sacramento County Sanitation
   District, Series 2001,
     5.500% 12/01/18            2,000,000     2,198,660
San Diego County Water
   Authority, Series 1997 A,
     5.750% 05/01/11            2,100,000     2,351,601
Santa Maria Water &
   Wastewater Revenue,
   Series 1997 A,
     (a) 08/01/14               2,000,000     1,171,740
State Department of Water
   Resources:
   Series 2001 W,
     5.500% 12/01/14            2,000,000     2,219,080
   Series 2002 A,
     5.375% 05/01/18            2,000,000     2,086,960
Statewide Communities
   Development Authority:
   Series 2003 A,
     4.950% 12/01/12            2,000,000     1,986,880
Sunnyvale Solid Waste,
   Series 2003,
     5.500% 10/01/15            1,695,000     1,783,174
West Kern County Water District,
   Series 2001,
     5.625% 06/01/31            1,500,000     1,503,165
                                           ------------
                                             18,476,353
                                           ------------

                                      PAR         VALUE
-------------------------------------------------------
TOTAL MUNICIPAL BONDS

   (cost of $255,647,283)                  $266,443,523
                                           ------------

SHORT-TERM OBLIGATIONS - 0.2%
-------------------------------------------------------
VARIABLE RATE DEMAND NOTES (i) - 0.2%
IL Health Facilities Authority,
   OSF Healthcare Systems,
   Series 2002,
     0.900% 11/15/27          $   200,000       200,000
MN Minneapolis,
   Series 1998 B,
     0.750% 12/01/16              200,000       200,000
MO State Health & Educational
   Facilities Authority,
   Bethesda Health Group,
   Series 2001 A,
     0.950% 08/01/31              300,000       300,000
                                           ------------

TOTAL SHORT-TERM OBLIGATIONS

   (cost of $700,000)                           700,000
                                           ------------
TOTAL INVESTMENTS - 99.4%
   (cost of $256,347,283) (j)               267,143,523
                                           ------------

OTHER ASSETS & LIABILITIES, NET - 0.6%        1,567,875
-------------------------------------------------------
NET ASSETS - 100.0%                        $268,711,398
                                           ============

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Zero coupon bond.

(b) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At July 31, 2003, these securities amounted to $4,627,792, which represents 1.7% of net assets.

  Additional information on these restricted securities is as follows:

                                 ACQUISITION  ACQUISITION
   SECURITY                         DATE          COST
---------------------------------------------------------
Statewide Communities
Development Authority:
   Crossroads Schools of Arts
   & Sciences, Series 1998,
     6.000% 08/01/28             08/21/98     $ 1,895,000
   Eskaton Village - Grass Valley,
   Series 2000,
     8.250% 11/15/31             09/08/00       2,500,000
                                              -----------
                                              $ 4,395,000
                                              ===========

(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d) These securities, or a portion there of with a market value of $589,041, are being used to collateralized open futures contracts.

(e) Settlement of this security is on a delayed delivery basis.

See notes to financial statements.

July 31, 2003 (Unaudited)

NOTES TO INVESTMENT PORTFOLIO (CONTINUED):
--------------------------------------------------------------------------------
(f) Stepped coupon bond. Currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.

(g) As of July 31, 2003, the Fund held securities of certain issuers that have filed for bankruptcy protection under Chapter 11, representing 0.2% of net assets. These issuers are in default of certain debt covenants. Income is not being accrued.

(h) Interest rates on variable rate securities change periodically. The rate listed is as of July 31, 2003.

(i) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rate listed are as of July 31, 2003.

(j) Cost for federal income tax purposes is $256,249,767.

Short futures contracts open at July 31, 2003:

                     PAR VALUE              UNREALIZED
                    COVERED BY  EXPIRATION DEPRECIATION
TYPE                 CONTRACTS     MONTH    AT 07/31/03
-------------------------------------------------------
U.S. Treasury Bond  $5,800,000    Sept-03   $ (248,606)
                                            -----------


           Acronym                    Name
           -------                    ----
            ABAG       Association of Bay Area Government
            IFRN           Inverse Floating Rate Note

See notes to financial statements.

 STATEMENT OF ASSETS AND LIABILITIES

July 31, 2003 (Unaudited)

ASSETS:
Investments, at cost                       $256,347,283
                                           ------------
Investments, at value                      $267,143,523
Cash                                             13,190
Receivable for:
   Fund shares sold                             436,561
   Interest                                   3,581,297
Deferred Trustees' compensation plan              8,800
                                           ------------
     Total Assets                           271,183,371
                                           ------------
LIABILITIES:
Payable for:
   Investments purchased
     on a delayed delivery basis              1,003,940
   Fund shares repurchased                      702,345
   Futures variation margin                     137,750
   Distributions                                422,471
   Management fee                               120,099
   Transfer agent fee                            47,299
   Pricing and bookkeeping fees                  19,404
Deferred Trustees' fee                            8,800
Other liabilities                                 9,865
                                           ------------
     Total Liabilities                        2,471,973
                                           ------------
NET ASSETS                                 $268,711,398
                                           ============
COMPOSITION OF NET ASSETS:
Paid-in capital                            $254,403,531
Undistributed net investment income              83,913
Accumulated net realized gain                 3,676,320
Net unrealized appreciation
   (depreciation) on:
   Investments                               10,796,240
   Futures contracts                           (248,606)
                                           ------------
NET ASSETS                                 $268,711,398
                                           ============
CLASS A:
Net assets                                 $210,213,994
Shares outstanding                           28,295,532
                                           ------------
Net asset value per share                  $       7.43(a)
                                           ============
Maximum offering price per share
   ($7.43/0.9525)                          $       7.80(b)
                                           ============
CLASS B:
Net assets                                 $ 39,197,258
Shares outstanding                            5,276,222
                                           ------------
Net asset value and offering
   price per share                         $       7.43(a)
                                           ============
CLASS C:
Net assets                                 $ 19,300,146
Shares outstanding                            2,597,948
                                           ------------
Net asset value and offering
   price per share                         $       7.43(a)
                                           ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

 STATEMENT OF OPERATIONS

For the Six Months Ended
July 31, 2003 (Unaudited)


INVESTMENT INCOME:
Interest                                   $  7,174,200
                                           ------------

EXPENSES:
Management fee                                  719,323
Distribution fee:
   Class B                                      161,644
   Class C                                       83,171
Service fee                                     297,942
Transfer agent fee                              231,543
Pricing and bookkeeping fees                     65,539
Trustees' fee                                     6,083
Custody fee                                       5,449
Other expenses                                   52,485
                                           ------------
   Total Expenses                             1,623,179
Fees waived by Distributor - Class C            (33,213)
Custody earnings credit                            (207)
                                           ------------
   Net Expenses                               1,589,759
                                           ------------
Net Investment Income                         5,584,441
                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain on:
   Investments                                2,444,251
   Futures contracts                          1,592,498
                                           ------------
     Net realized gain                        4,036,749
                                           ------------
Net change in unrealized appreciation/
   depreciation on:
   Investments                              (10,548,227)
   Futures contracts                           (336,798)
                                           ------------
     Net change in unrealized
       appreciation/depreciation            (10,885,025)
                                           ------------
Net Loss                                     (6,848,276)
                                           ------------
Net Decrease in Net Assets
   from Operations                         $ (1,263,835)
                                           ------------

See notes to financial statements.

 STATEMENT OF CHANGES IN NET ASSETS

                              (UNAUDITED)
                              SIX MONTHS
                                 ENDED     YEAR ENDED
INCREASE (DECREASE)            JULY 31,    JANUARY 31,
IN NET ASSETS:                   2003         2003
-------------------------------------------------------

OPERATIONS:
Net investment income         $ 5,584,441  $ 12,177,976
Net realized gain on investments
   and futures contracts        4,036,749     1,333,318
Net change in unrealized
   appreciation/depreciation
   on investments and
   futures contracts          (10,885,025)    1,551,783
                             ------------  ------------
Net Increase (Decrease)
   from Operations             (1,263,835)   15,063,077
                             ------------  ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                     (4,451,873)   (9,655,893)
   Class B                       (700,810)   (1,605,902)
   Class C                       (394,913)     (941,573)
From net realized gains:
   Class A                             --    (1,192,558)
   Class B                             --      (235,535)
   Class C                             --      (129,046)
                             ------------  ------------
Total Distributions Declared
   to Shareholders             (5,547,596)  (13,760,507)
                             ------------  ------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions               17,997,853    34,028,262
   Distributions reinvested     2,182,974     5,449,192
   Redemptions                (25,022,273)  (48,429,187)
                             ------------  ------------
     Net Decrease              (4,841,446)   (8,951,733)
                             ------------  ------------
Class B:
   Subscriptions                2,332,698     8,190,359
   Distributions reinvested       416,559     1,097,639
   Redemptions                 (6,078,225)  (14,033,851)
                             ------------  ------------
     Net Decrease              (3,328,968)   (4,745,853)
                             ------------  ------------
Class C:
   Subscriptions                2,255,570     5,950,586
   Distributions reinvested       256,722       711,914
   Redemptions                 (6,434,996)   (9,424,831)
                             ------------  ------------
     Net Decrease              (3,922,704)   (2,762,331)
                             ------------  ------------
Net Decrease from
   Share Transactions         (12,093,118)  (16,459,917)
                             ------------  ------------
Total Decrease in Net Assets  (18,904,549)  (15,157,347)

NET ASSETS:
Beginning of period           287,615,947   302,773,294
                             ------------  ------------

End of period (including
   undistributed net
   investment income of
   $83,913 and $47,068,
   respectively)             $268,711,398  $287,615,947
                             ============  ============

                              (UNAUDITED)
                              SIX MONTHS
                                 ENDED     YEAR ENDED
                               JULY 31,    JANUARY 31,
                                 2003         2003
-------------------------------------------------------

CHANGES IN SHARES:
Class A:
   Subscriptions                2,305,314     4,437,995
   Issued for distributions
     reinvested                   280,792       711,564
   Redemptions                 (3,205,355)   (6,334,063)
                             ------------  ------------
     Net Decrease                (619,249)   (1,184,504)
                             ------------  ------------

Class B:
   Subscriptions                  300,738     1,066,847
   Issued for distributions
     reinvested                    53,578       143,356
   Redemptions                   (773,934)   (1,837,665)
                             ------------  ------------
     Net Decrease                (419,618)     (627,462)
                             ------------  ------------

Class C:
   Subscriptions                  287,903       778,304
   Issued for distributions
     reinvested                    33,025        93,008
   Redemptions                   (828,985)   (1,237,856)
                             ------------  ------------
     Net Decrease                (508,057)     (366,544)
                             ------------  ------------

See notes to financial statements.

 NOTES TO FINANCIAL STATEMENTS

July 31, 2003 (Unaudited)


NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Liberty California Tax-Exempt Fund (the "Fund"), a series of Liberty Funds Trust V (the "Trust"), is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and California state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares:
Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a CDSC on redemptions made within one year after purchase.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Board of Trustees.

DETERMINATION OF CLASS NET ASSET VALUES:
All income, expenses (other than Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

July 31, 2003 (Unaudited)


FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT
AND PREMIUM:
Interest income is recorded on the accrual basis. Premium and discount are being amortized and accreted, respectively, on all debt securities.

DISTRIBUTIONS TO SHAREHOLDERS:
The Fund declares and records distributions daily and pays monthly.

NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION
PAID TO AFFILIATES
On April 1, 2003, Colonial Management Associates, Inc. ("Colonial"), the investment advisor and pricing and bookkeeping agent to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

MANAGEMENT FEE:
Columbia is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Liberty Connecticut Tax-Exempt Fund, Liberty Massachusetts Tax-Exempt Fund and Liberty New York Tax-Exempt Fund as follows:

      Average Daily Net Assets   Annual Fee Rate
      ------------------------   ---------------
       First $2 billion               0.50%
       Over $2 billion                0.45%

PRICING AND BOOKKEEPING FEES:
Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended July 31, 2003, the annualized net asset based fee rate was 0.031%. The Fund also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND
DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the Fund's principal underwriter. During the six months ended July 31, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $14,403 on sales of the Fund's Class A shares and received CDSC of $53, $52,824 and $706 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding: (1) 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and (2) 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% annual rates. For the six months ended July 31, 2003, the Fund's annualized service fee rate was 0.21%.

July 31, 2003 (Unaudited)


The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.45% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $207 of custody fees were reduced by balance credits for the six months ended July 31, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY:
During the six months ended July 31, 2003, purchases and sales of investments, other than short-term obligations, were $16,628,249 and $26,843,193, respectively.

 Unrealized appreciation (depreciation) at July 31, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation        $16,855,261
     Gross unrealized depreciation         (5,961,505)
                                          -----------
        Net unrealized appreciation       $10,893,756
                                          ===========

OTHER:
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may invest in municipal and U.S. Treasury futures contracts and purchase and write options on futures. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Refer to the Fund's Investment Portfolio for a summary of open futures contracts at July 31, 2003.

NOTE 5. LINE OF CREDIT
The Fund and other affiliated funds participate in a $350,000,000 credit facility which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. The commitment fee is included in the "Other expenses" on the Statement of Operations. Prior to April 26, 2003, the Fund participated in a separate credit agreement with similar terms to its existing agreement. No amounts were borrowed under these facilities for the six months ended July 31, 2003.

NOTE 6. SUBSEQUENT EVENT
The Board of Trustees of the Trust has approved the appointment of two new trustees to the Liberty Funds Board ("Liberty Board"). The two proposed trustees currently serve on the Board of Trustees of CMG Fund Trust ("CMG Funds"), which consists of 12 funds, and the Board of Directors of each of the 15 Columbia Funds. The CMG Funds and Columbia Funds are advised by Columbia. The appointment of the two new trustees to the Liberty Board is contingent upon the election of nine Liberty Board members and three existing CMG Funds

July 31, 2003 (Unaudited)


Trustees to the Board of Trustees of the CMG Funds and the same nine Liberty Board members and three existing Columbia Funds Directors to the Board of Directors of each of the Columbia Funds.

Shareholders of the CMG Funds and each of the Columbia Funds are scheduled to vote on the proposal to elect the nine Liberty Board trustees and three existing CMG Funds Trustees/Columbia Funds Directors to the CMG Funds and each of the Columbia Funds at a special meeting of shareholders to be held on October 7, 2003. If approved at the special meeting, the new CMG Funds and Columbia Funds Board of Trustees/Directors will be effective immediately. The new Liberty Board will also become effective and will consist of 12 trustees which will be responsible for board oversight of 85 Liberty Funds in addition to the 12 CMG Funds and 15 Columbia Funds.

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                        (UNAUDITED)
                                        SIX MONTHS
                                           ENDED                           YEAR ENDED JANUARY 31,
                                          JULY 31,     ------------------------------------------------------------
CLASS A SHARES                              2003          2003         2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                   $   7.63      $   7.59     $   7.68     $   6.92     $   7.73     $   7.72
                                         --------      --------     --------    ---------     --------     --------
INCOME FROM
   INVESTMENT OPERATIONS:

Net investment income                        0.16(a)       0.33(a)      0.34(a)(b)   0.35(c)      0.35(c)      0.35
Net realized and unrealized gain (loss)
   on investments and futures contracts     (0.20)         0.08         0.01(b)      0.77        (0.79)        0.11
                                         --------      --------     --------    ---------     --------     --------
   Total from Investment Operations         (0.04)         0.41         0.35         1.12        (0.44)        0.46
                                         --------      --------     --------    ---------     --------     --------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                  (0.16)        (0.33)       (0.32)       (0.35)       (0.35)       (0.35)
In excess of net investment income             --            --           --           --           --        (0.01)
From net realized gains                        --         (0.04)       (0.12)       (0.01)          --        (0.07)
In excess of net realized gains                --            --           --           --        (0.02)       (0.02)
                                         --------      --------     --------    ---------     --------     --------
   Total Distributions Declared
      to Shareholders                       (0.16)        (0.37)       (0.44)       (0.36)       (0.37)       (0.45)
                                         --------      --------     --------    ---------     --------     --------
NET ASSET VALUE,
   END OF PERIOD                         $   7.43      $   7.63     $   7.59     $   7.68     $   6.92     $   7.73
                                         ========      ========     ========    =========     ========     ========
Total return (d)                          (0.66)%(e)      5.46%        4.70%       16.49%      (5.92)%        6.23%
                                         ========      ========     ========    =========     ========     ========
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                0.96%(g)      0.93%        0.91%        0.89%        0.91%        0.86%
Net investment income (f)                   4.03%(g)      4.27%        4.42%(b)     4.79%        4.72%        4.60%
Portfolio turnover rate                        6%(e)        10%           7%           9%          19%          13%
Net assets, end of period (000's)        $210,214      $220,494     $228,430     $212,839     $194,606     $246,576

(a)Per share data was calculated using average shares outstanding during the period.

(b)Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.41% to 4.42%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(c)The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(d)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)Not annualized.

(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g) Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                        (UNAUDITED)
                                        SIX MONTHS
                                           ENDED                           YEAR ENDED JANUARY 31,
                                          JULY 31,     ------------------------------------------------------------
CLASS B SHARES                              2003          2003         2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                   $   7.63      $   7.59     $   7.68    $    6.92     $   7.73     $   7.72
                                         --------      --------     --------    ---------     --------     --------
INCOME FROM
   INVESTMENT OPERATIONS:

Net investment income                        0.13(a)       0.27(a)      0.28(a)(b)   0.29(c)      0.29(c)      0.29
Net realized and unrealized gain (loss)
   on investments and futures contracts     (0.20)         0.08         0.02(b)      0.77        (0.79)        0.11
                                         --------      --------     --------    ---------     --------     --------
   Total from Investment Operations         (0.07)         0.35          0.30         1.06       (0.50)        0.40
                                         --------      --------     --------    ---------     --------     --------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                  (0.13)        (0.27)       (0.29)       (0.29)       (0.29)       (0.29)
In excess of net investment income             --            --           --           --           --        (0.01)
From net realized gains                        --         (0.04)       (0.10)       (0.01)          --        (0.07)
In excess of net realized gains                --            --           --           --        (0.02)       (0.02)
                                         --------      --------     --------    ---------     --------     --------
   Total Distributions Declared
      to Shareholders                       (0.13)        (0.31)       (0.39)       (0.30)       (0.31)       (0.39)
                                         --------      --------     --------    ---------     --------     --------
NET ASSET VALUE,
   END OF PERIOD                         $   7.43      $   7.63     $   7.59    $    7.68     $   6.92     $   7.73
                                         ========      ========     ========    =========     ========     ========
Total return (d)                          (1.03)%(e)      4.68%        3.94%       15.63%      (6.63)%        5.42%
                                         ========      ========     ========    =========     ========     ========
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                1.71%(g)      1.68%        1.66%        1.64%        1.66%        1.61%
Net investment income (f)                   3.28%(g)      3.52%        3.67%(b)     4.04%        3.97%        3.85%
Portfolio turnover rate                        6%(e)        10%           7%           9%          19%          13%
Net assets, end of period (000's)        $ 39,197      $ 43,436     $ 47,989     $ 68,414     $ 80,416     $ 99,485

(a)Per share data was calculated using average shares outstanding during the period.

(b)Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 3.66% to 3.67%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(c)The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)Not annualized.

(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g) Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                        (UNAUDITED)
                                        SIX MONTHS
                                           ENDED                           YEAR ENDED JANUARY 31,
                                          JULY 31,     ------------------------------------------------------------
Class C Shares                              2003          2003         2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                   $   7.63      $   7.59     $   7.68    $    6.92     $   7.73     $   7.72
                                         --------      --------     --------    ---------     --------     --------
INCOME FROM
   INVESTMENT OPERATIONS:

Net investment income                        0.14(a)      0.29(a)       0.31(a)(b)   0.32(c)      0.31(c)      0.31
Net realized and unrealized gain (loss)
   on investments and futures contracts     (0.20)        0.08          0.01(b)      0.77        (0.79)        0.11
                                         --------      --------     --------    ---------     --------     --------
   Total from Investment Operations         (0.06)        0.37          0.32         1.09        (0.48)        0.42
                                         --------      --------     --------    ---------     --------     --------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                  (0.14)        (0.29)       (0.30)       (0.32)       (0.31)       (0.32)
In excess of net investment income             --            --           --           --           --        (0.01)
From net realized gains                        --         (0.04)       (0.11)       (0.01)          --        (0.07)
In excess of net realized gains                --            --           --           --        (0.02)       (0.01)
                                         --------      --------     --------    ---------     --------     --------
   Total Distributions Declared
      to Shareholders                       (0.14)       (0.33)        (0.41)       (0.33)       (0.33)       (0.41)
                                         --------      --------     --------    ---------     --------     --------
NET ASSET VALUE,
   END OF PERIOD                         $   7.43      $   7.63     $   7.59    $    7.68     $   6.92     $   7.73
                                         ========      ========     ========    =========     ========     ========
Total return (d)(e)                       (0.89)%(f)      4.99%        4.24%       15.97%       (6.35)%       5.74%
                                         ========      ========     ========    =========     ========     ========
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (g)                                1.41%(h)      1.38%        1.36%        1.34%        1.36%        1.31%
Net investment income (g)                   3.59%(h)      3.82%        3.97%(b)     4.34%        4.27%        4.15%
Waiver/reimbursement                        0.30%(h)      0.30%        0.30%        0.30%        0.30%        0.30%
Portfolio turnover rate                        6%(f)        10%           7%           9%          19%          13%
Net assets, end of period (000's)        $ 19,300      $ 23,686     $ 26,354      $ 5,872      $ 6,059      $ 5,963

(a)Per share data was calculated using average shares outstanding during the period.

(b)Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 3.96% to 3.97%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(c)The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)Not annualized.

(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)Annualized.

 Transfer Agent

IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty California Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty California Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty California Tax-Exempt Fund

Liberty California Tax-Exempt Fund  SEMIANNUAL REPORT, JULY 31, 2003

LibertyFunds

A Member of Columbia Management Group

(c)2003 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621

                                    PRSRT STD
                                  U.S. POSTAGE
                                      PAID
                                  HOLLISTON, MA
                                  PERMIT NO. 20

                                                767-03/842O-0703 (09/03) 03/2562

                               LIBERTY CONNECTICUT
                                 TAX-EXEMPT FUND
                                Semiannual Report
                                  July 31, 2003



                      ELIMINATE CLUTTER IN TWO EASY STEPS.
                         POINT. CLICK. LIBERTY eDELIVERY

 For more information about receiving your shareholder reports electronically, call us at 800-345-6611. To sign up for eDelivery, visit us online at
                             www.libertyfunds.com.

Photo of: Man holding pen.

                               LIBERTY CONNECTICUT
                                 TAX-EXEMPT FUND
                                Semiannual Report
                                  July 31, 2003

                      ELIMINATE CLUTTER IN TWO EASY STEPS.
                         POINT. CLICK. LIBERTY eDELIVERY

              To sign up for eDelivery, go to www.icsdelivery.com.

Photo of: Man holding pen.

PRESIDENT'S MESSAGE

Photo of: Joseph R. Palombo

Dear Shareholder:

Despite the uncertainty that hung over the markets and the economy as the nation prepared to go to war in Iraq, the six-month period ended on a high note. Virtually all major segments of the stock and bond markets posted positive returns for the period. The economy, though still struggling, has made progress toward recovery. And, a new tax law is intended to boost consumer spending power and make investing more attractive. The Jobs and Growth Tax Relief Reconciliation Act of 2003 accelerates income tax rate cuts for virtually all Americans and slashes the tax rates on dividends and long-term capital gains.

The government is counting on Americans to turn their good fortune into higher spending. And the financial media has been full of advice on investment strategies that take advantage of the new rate structure. As you debate what you will do if the lower tax rate turns into a modest personal windfall, let me put in a word for considerations that could have an important, long-term impact on your portfolio. If your take-home pay increases as a result of the tax break and any rebate check you are entitled to receive--and if it's not eaten up by higher state taxes--consider making a commitment to invest at least one third of it. Add it to your retirement account. Use it to start an education account for your child, or set it aside for an emergency. But make a commitment and stick to it. Think of it as found money, because that is what it is. You didn't have it before. But now that you've found it, you can put it to work for a long-term goal.

Further, before you take advice from a television pundit or a magazine cover story about how to take advantage of the recent tax changes, talk to your financial advisor. There may be tax-related strategies that make sense for you. But there are no one-size-fits-all solutions. Keep in mind that tax rates change, and many of the provisions of this law are set to expire in just a few short years.

CONSOLIDATION AND A NEW NAME: COLUMBIA

I am pleased to announce that, effective April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. This consolidation does not affect the management or investment objectives of your fund and is the next step in our efforts to create a consistent identity and to streamline our organization. By consolidating these firms, we are able to create a more efficient organizational structure and strengthen certain key functions, such as research. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

The following report will provide you with more detailed information about the Connecticut municipal bond market, fund performance and the strategies used by portfolio manager Gary Swayze. As always, we thank you for investing in Liberty funds and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President

--------------------------------------------------------------------------------
Net asset value per share as of 7/31/03 ($)
         Class A                8.00
         Class B                8.00
         Class C                8.00
Distributions declared per share 2/1/03 - 7/31/03 ($)
         Class A                0.16
         Class B                0.13
         Class C                0.14

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.
--------------------------------------------------------------------------------

--------------------
  Not FDIC Insured
  May Lose Value
 No Bank Guarantee
--------------------

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PERFORMANCE INFORMATION

VALUE OF A $10,000 INVESTMENT
7/31/93 - 7/31/03


VALUE OF A $10,000 INVESTMENT
7/31/93 - 7/31/03 ($)

                  without      with
                   sales       sales
                  charge      charge
------------------------------------
 Class A          17,109      16,296
------------------------------------
 Class B          15,880      15,880
------------------------------------
 Class C          16,656      16,656


        Line Chart:
        Class A shares           Class A shares       Lehman Brothers Municipal
        without sales charge     with sales charge    Bond Index
7/1993  10000                    9525                 10000
        10227                    9741                 10208
        10363                    9871                 10324
        10356                    9864                 10344
        10243                    9756                 10253
        10433                    9938                 10469
        10518                    10018                10589
        10243                    9757                 10314
        9767                     9303                 9895
        9814                     9348                 9979
        9915                     9444                 10066
        9842                     9374                 10004
        10053                    9576                 10187
        10073                    9595                 10223
        9887                     9417                 10073
        9631                     9173                 9893
        9359                     8915                 9714
        9674                     9214                 9928
        10005                    9529                 10212
        10295                    9806                 10509
        10401                    9907                 10630
        10407                    9913                 10643
        10657                    10151                10982
        10519                    10020                10887
        10554                    10053                10990
        10718                    10209                11130
        10809                    10295                11200
        10974                    10453                11362
        11184                    10653                11551
        11321                    10784                11662
        11385                    10844                11750
        11285                    10749                11670
        11123                    10595                11521
        11112                    10584                11489
        11116                    10588                11484
        11227                    10693                11609
        11338                    10799                11714
        11326                    10788                11711
        11469                    10924                11875
        11581                    11031                12010
        11788                    11228                12229
        11745                    11187                12178
        11782                    11222                12201
        11912                    11347                12313
        11775                    11216                12150
        11859                    11296                12252
        12021                    11450                12437
        12154                    11576                12570
        12447                    11855                12918
        12353                    11766                12796
        12503                    11909                12949
        12588                    11990                13032
        12657                    12056                13109
        12827                    12217                13300
        12961                    12346                13437
        12963                    12347                13441
        12964                    12348                13453
        12882                    12270                13392
        13101                    12479                13604
        13152                    12528                13657
        13172                    12546                13691
        13395                    12758                13903
        13582                    12937                14077
        13567                    12923                14077
        13601                    12955                14127
        13653                    13004                14162
        13810                    13154                14330
        13737                    13084                14267
        13705                    13054                14287
        13757                    13104                14323
        13670                    13021                14240
        13494                    12853                14035
        13549                    12906                14085
        13445                    12806                13973
        13428                    12790                13978
        13288                    12657                13827
        13397                    12761                13974
        13327                    12694                13869
        13277                    12646                13808
        13440                    12801                13968
        13701                    13050                14273
        13591                    12945                14189
        13539                    12896                14115
        13893                    13233                14489
        14119                    13449                14690
        14345                    13664                14916
        14271                    13593                14839
        14425                    13739                15001
        14540                    13849                15115
        14921                    14212                15488
        15039                    14324                15641
        15131                    14412                15691
        15230                    14507                15833
        15011                    14298                15662
        15152                    14432                15831
        15289                    14562                15937
        15542                    14804                16173
        15817                    15066                16440
        15799                    15048                16384
        16035                    15274                16579
        15857                    15104                16439
        15735                    14988                16283
        15976                    15217                16565
        16198                    15429                16764
        15835                    15083                16435
        16177                    15409                16756
        16237                    15466                16858
        16400                    15621                17036
        16601                    15813                17256
        16781                    15984                17463
        17126                    16313                17846
        16851                    16050                17550
        16739                    15944                17476
        17153                    16338                17845
        17021                    16212                17800
        17349                    16525                18049
        17363                    16538                18060
        17504                    16672                18179
        17941                    17089                18605
        17848                    17000                18526
7/2003  17109                    16296                17878

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot guarantee future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 7/31/03 (%)
Share class                                          A                          B                           C
Inception date                                    11/1/91                    6/8/92                      8/1/97
---------------------------------------------------------------------------------------------------------------------
                                           without       with         without        with        without       with
                                            sales        sales         sales         sales        sales        sales
                                           charge       charge        charge        charge       charge       charge
---------------------------------------------------------------------------------------------------------------------
6-month (cumulative)                        0.56        -4.22          0.18         -4.75          0.33        -0.65
---------------------------------------------------------------------------------------------------------------------
1-year                                      3.10        -1.80          2.33         -2.62          2.63         1.65
---------------------------------------------------------------------------------------------------------------------
5-year                                      5.37         4.35          4.60          4.26          4.91         4.91
---------------------------------------------------------------------------------------------------------------------
10-year                                     5.52         5.00          4.73          4.73          5.23         5.23
---------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/03 (%)
Share class                                          A                          B                           C
---------------------------------------------------------------------------------------------------------------------
                                           without       with         without        with         without       with
                                            sales        sales         sales         sales         sales        sales
                                           charge       charge        charge        charge        charge       charge
---------------------------------------------------------------------------------------------------------------------
6-month (cumulative)                        4.05         -0.89         3.66         -1.34          3.82         2.82
---------------------------------------------------------------------------------------------------------------------
1-year                                      8.83          3.66         8.02          3.02          8.34         7.34
---------------------------------------------------------------------------------------------------------------------
5-year                                      6.29          5.26         5.50          5.18          5.82         5.82
---------------------------------------------------------------------------------------------------------------------
10-year                                     5.98          5.47         5.19          5.19          5.70         5.70
---------------------------------------------------------------------------------------------------------------------


Past performance cannot predict future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and the fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class C share performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

SEC YIELDS ON 7/31/03 (%)
Class A                             3.02
Class B                             2.39
Class C                             2.70

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain expenses, the SEC yield would have been 3.22%, 2.54% and 2.40% for class A, B and C shares, respectively.

TAXABLE-EQUIVALENT SEC YIELDS
on 7/31/03 (%)
Class A                             5.15
Class B                             4.08
Class C                             4.60

Taxable-equivalent SEC yields are based on the combined maximum effective 41.36% federal and state income tax rates. This tax rate does not reflect the phaseout of exemptions or the reduction of otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

TOP 5 SECTORS AS OF 7/31/03 (%)
Local General Obligations          28.3
Education                          17.2
State General Obligations          12.4
Special Non-Property Tax            5.6
Water & Sewer                       5.5

Sector weightings are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same sector breakdowns in the future.


PORTFOLIO MANAGER'S REPORT

For the six-month period ended July 31, 2003, Liberty Connecticut Tax-Exempt Fund class A shares returned 0.56% without sales charge. This was in line with the total return of 0.43% for the Lehman Brothers Municipal Bond Index. The fund also performed better than its peer group, the Lipper Connecticut Municipal Debt Funds Category, which returned an average of 0.11% for the same six-month period.1

The US bond markets were volatile during the six months ended July 31, 2003 as interest rates dropped to multi-decade lows, then rose toward the end of the period. During the early part of the period, the US economy stagnated while investors waited for the outcome of the confrontation with Iraq. Stocks rallied after the successful conclusion to major combat operations in Iraq, but bond yields continued to decline based on indications from the Federal Reserve Board that it would not raise interest rates anytime soon.

A statement in early May by Fed chairman Alan Greenspan, which hinted that the Fed might buy intermediate Treasuries to help ward off deflation, caused a surge in the prices of US Treasuries and set the stage for later volatility. Investors bought intermediate-term Treasuries, hoping to profit if the Fed made good on its potential purchases. Investors were also interested in purchasing intermediate term treasuries as a wave of mortgage refinancing activity threatened to reduce the mortgage bond market sensitivity to changes in interest rates. All of this activity brought Treasury rates lower. Municipal bond rates, which are typically influenced by Treasuries, paralleled their decline. Late in the period, market interest rates rose when it appeared that the economy was improving. In addition, the Fed lowered a key short-term interest rate by 0.25% and retracted its suggestion that it might buy Treasuries. As a result, investors who had purchased unusually large amounts of Treasuries sold their positions. The sell-off in Treasuries contributed to higher yields and lower bond prices during the last six weeks of the period.

TIMELY ANTICIPATION OF INTEREST RATE SHIFT
HELPED PERFORMANCE

The fund performed in line with the Lehman Brothers Municipal Bond Index but better than its

----------
1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

Lipper peer group. We believe that the higher relative performance against the fund's peer group was primarily the result of our timely anticipation of changes in interest rates and the portfolios average duration in relation to competitors for some of the period, which enabled us to reduce market losses in the portfolio.

CONNECTICUT FACES FISCAL CRISIS

Like most states, Connecticut is facing a severe fiscal crisis due in part to reduced revenues from capital gains and other market-related income-revenue sources upon which the state is unusually dependant. Moody's, a bond rating agency, downgraded the state to `AA3' from `AA2' on July 2, 2003. Downgrades from the other rating agencies are also likely, because the state's proposed budget does not include structural financial reform or provisions for restoring cash reserves. Since 2001, Connecticut's economic growth has slowed despite the fact that growth in personal income, which lagged that of the rest of the nation through the mid-1990s, has improved somewhat in the years since. Connecticut remains one of the country's major manufacturing centers. Although it may lag other states in staging a meaningful recovery, we believe that defense contracts have the potential to keep economic conditions from worsening.

LOOKING AHEAD

As we look ahead, we believe that the fund's concentration in intermediate bonds should benefit performance. Strong job growth could change our outlook, but this seems unlikely. We do not believe that consumer spending, which is the engine of corporate revenues, is likely to accelerate nor do we expect inflation to increase much, if at all. Without increased revenues, companies are unlikely to resume hiring. As a result, the fund's emphasis on intermediate-term municipal bonds should continue to work in the fund's favor.

/s/ Gary Swayze

Gary Swayze has managed the Liberty Connecticut Tax-Exempt Fund since November 1997.

---------------
Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-exempt mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Single-state municipal bond funds pose additional risks due to limited geographical diversification. Because the fund may invest a greater percentage of its total assets in the securities of a single issuer, it may have increased risk of loss compared to a similar diversified fund.


MATURITY BREAKDOWN (%)
Bar Chart:
                          As of 7/31/03          As of 1/31/03
0-5 years                      4.0                    7.3
5-7 years                      9.1                    7.5
7-10 years                    28.4                   17.9
10-15 years                   30.7                   35.9
15-20 years                   12.3                   12.6
20-25 years                    7.9                    8.6
25 years and over              7.0                    6.5
Net Cash & Equivalent          0.6                    3.7


Maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these maturity breakdowns in the future.



QUALITY BREAKDOWN AS OF 7/31/03 (%)
Pie Chart:
AAA:             73.1
AA:              17.1
A:                6.0
BBB:              2.5
Non-rated:        0.7
Cash Equivalents: 0.6



Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Services, Inc.

Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality breakdowns in the future.

INVESTMENT PORTFOLIO

July 31, 2003 (Unaudited)

MUNICIPAL BONDS - 98.6%                                            PAR            VALUE
---------------------------------------------------------------------------------------
EDUCATION - 17.4%
EDUCATION - 17.2%
State Health & Educational
   Facilities Authority:
   Brunswick School,
   Series 2003 B,
     5.000% 07/01/33                                         $  670,000     $   666,878
   Connecticut College:
   Series 2000 D1,
     5.750% 07/01/30                                          2,000,000       2,104,500
   Series 2002 E,
     5.250% 07/01/22                                            400,000         411,192
   Hopkins School,
   Series 1998 A,
     4.750% 07/01/23                                          1,385,000       1,346,691
   Loomis Chaffee School,
   Series 2001 E,
     5.250% 07/01/21                                          1,765,000       1,798,906
   Quinnipiac College,
   Series 1998 E,
     4.700% 07/01/15                                          1,250,000       1,278,550
   St. Joseph College,
   Series 1999 A:
     5.250% 07/01/13                                            450,000         466,632
     5.250% 07/01/14                                            475,000         489,825
   State University:
   Series 1997 B,
     5.250% 11/01/17                                          2,500,000       2,612,325
   Series 2003 E,
     5.000% 11/01/14                                          4,060,000       4,297,957
   Trinity College:
   Series 1998 F,
     5.500% 07/01/21                                          2,000,000       2,174,460
   Series 2001 G,
     5.000% 07/01/21                                          1,000,000       1,013,230
   University of Connecticut:
   Series 2000 A,
     5.750% 11/15/29                                          2,000,000       2,302,720
   Series 2002 A:
     5.250% 11/15/14                                          2,135,000       2,319,122
     5.250% 05/15/15                                          1,500,000       1,601,025
     5.250% 11/15/18                                          2,095,000       2,207,229
     5.375% 04/01/16                                          1,200,000       1,286,160
   University of Hartford,
   Series 2002,
     5.375% 07/01/15                                          1,875,000       2,004,094
   Yale University:
   Series 2002 W,
     5.125% 07/01/27                                          2,000,000       2,002,440
   Series 2003 X-1,
     5.000% 07/01/42                                          2,500,000       2,436,725
                                                                           ------------
                                                                             34,820,661
                                                                           ------------

                                                                    PAR           VALUE
---------------------------------------------------------------------------------------
STUDENT LOAN - 0.2%
State Higher Education
   Supplemental
   Loan Authority,
   Series 1991 A,
     7.200% 11/15/10                                         $  440,000    $    444,400
                                                                           ------------

---------------------------------------------------------------------------------------
HEALTH CARE - 6.7%
HOSPITALS - 3.7%
State Health & Educational
   Facilities Authority:
   Catholic Health East,
   Series 1999 F,
     5.750% 11/15/29                                          1,000,000       1,035,860
   Danbury Hospital,
   Series 1991 E,
     6.500% 07/01/14                                            230,000         235,819
   Hospital for Special Care,
   Series 1997 B,
     5.375% 07/01/17                                            550,000         488,548
   St. Raphael Hospital:
   Series 1991 E,
     6.750% 07/01/13                                          1,400,000       1,406,048
   Series 1992 F,
     6.200% 07/01/14                                            750,000         760,200
   Series 1992 G,
     6.200% 07/01/14                                            225,000         228,060
   Series 1993 H,
     5.250% 07/01/09                                          2,000,000       2,212,540
   Yale-New Haven Hospital,
   Series 1992 G,
     6.500% 07/01/12                                          1,000,000       1,013,880
                                                                           ------------
                                                                              7,380,955
                                                                           ------------

INTERMEDIATE CARE FACILITIES - 0.4%
State Health & Educational
   Facilities Authority,
   The Village for Families
   & Children,
   Series 2002 A,
     5.000% 07/01/23                                            255,000         252,766
State Housing Finance Authority,
   Series 2000,
     5.850% 06/15/30                                            500,000         522,540
                                                                           ------------
                                                                                775,306
                                                                           ------------

NURSING HOMES - 2.6%
State Development Authority:
   Clintonville Manor Realty, Inc.,
   Series 1992,
     6.750% 06/20/21                                          1,450,000       1,451,537
   Mary Wade Home, Series 1999 A,
     6.375% 12/01/18                                          1,000,000       1,056,540


See notes to investment portfolio.

                                       4


INVESTMENT PORTFOLIO (CONTINUED)

July 31, 2003 (Unaudited)
MUNICIPAL BONDS (CONTINUED)                                         PAR           VALUE
---------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)
NURSING HOMES (CONTINUED)
State Health & Educational
   Facilities Authority:
   Noble Horizons Project,
   Series 1993 A,
     5.875% 11/01/12                                         $  640,000     $   654,714
   Pope John Paul II Center
   for Health,
   Series 1994,
     6.250% 11/01/13                                          2,000,000       2,152,480
                                                                           ------------
                                                                              5,315,271
                                                                           ------------

---------------------------------------------------------------------------------------
HOUSING - 5.1%
MULTI-FAMILY - 1.9%
Greenwich Housing Authority,
   Greenwich Close Apartments,
   Series 1997 A,
     6.350% 09/01/27                                            750,000         689,205
New Britain Housing Authority,
   Nathan Hale Apartments,
   Series 1992 B,
     6.875% 07/01/24                                          2,550,000       2,561,424
Waterbury Nonprofit
   Housing Corp.,
   Fairmont Heights,
   Series 1993 A,
     6.500% 01/01/26                                            600,000         600,474
                                                                           ------------
                                                                              3,851,103
                                                                           ------------

SINGLE FAMILY - 3.2%
State Housing Finance Authority:
   Series 1990 B4,
     7.300% 11/15/03                                              5,000           5,021
   Series 1993 B:
     5.650% 05/15/06                                            550,000         562,166
     6.200% 05/15/12                                          5,000,000       5,106,850
   Series 1997 D2,
     5.600% 11/15/21                                            835,000         851,216
                                                                           ------------
                                                                              6,525,253
                                                                           ------------

---------------------------------------------------------------------------------------
INDUSTRIAL - 1.6%
FOREST PRODUCTS - 0.5%
Sprague, International Paper Co. Project,
   Series 1997 A,
     5.700% 10/01/21                                          1,000,000         996,550
                                                                           ------------

MANUFACTURING - 1.1%
State Development Authority,
   Pfizer, Inc. Project, Series 1994,
     7.000% 07/01/25                                          2,000,000       2,191,960
                                                                           ------------

---------------------------------------------------------------------------------------


                                                                    PAR           VALUE
---------------------------------------------------------------------------------------
OTHER - 1.0%
REFUNDED/ESCROWED (a) - 1.0%
State Development Authority,
    Sewer Sludge Disposal Facilities,
    Series 1996,
     8.250% 12/01/06                                         $  785,000     $   882,159
State Disposal Facility,
   Netco-Waterbury Ltd.,
   Series 1995,
     9.375% 06/01/16                                          1,045,000       1,170,118
State Health & Educational
   Facilities Authority,
   Lutheran General Health
   Care System, Series 1989,
     7.250% 07/01/04                                             30,000          31,464
State of Connecticut,
   Series 1993 B,
     5.400% 09/15/09                                             25,000          28,124
                                                                           ------------
                                                                              2,111,865
                                                                           ------------

---------------------------------------------------------------------------------------
RESOURCE RECOVERY - 3.3%
Bristol Resource Recovery Facility
   Operation Committee, Ogden,
   Martin Systems, Inc.,
   Series 1995,
     6.500% 07/01/14                                          1,500,000       1,573,005
State Resource Recovery Authority,
   American Re-Fuel Co.:
   Series 1992 A,
     6.450% 11/15/22                                          1,425,000       1,437,811
   Series 1998 A,
     5.125% 11/15/14                                          2,000,000       2,063,020
   Series 2001 AII,
     5.500% 11/15/15                                          1,500,000       1,527,705
                                                                           ------------
                                                                              6,601,541
                                                                           ------------

---------------------------------------------------------------------------------------
TAX-BACKED - 50.3%
LOCAL GENERAL OBLIGATIONS - 28.3%
Bethel, Series 1991,
     6.500% 02/15/09                                          1,220,000       1,424,399
Branford, Series 2001,
     5.000% 05/15/15                                            500,000         528,920
Bridgeport:
   Series 1996 A,
     6.500% 09/01/08                                          3,000,000       3,481,260
   Series 1997 A,
     6.250% 03/01/12                                          2,465,000       2,879,712
Cheshire,
   Series 2000 B,
     5.000% 08/01/14                                          1,720,000       1,830,854


See notes to investment portfolio.

                                       5

INVESTMENT PORTFOLIO (CONTINUED)

July 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                                         PAR           VALUE
---------------------------------------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
Danbury:
   Series 1992,
     5.625% 08/15/11                                         $  690,000     $   778,244
   Series 1994:
     4.500% 02/01/12                                          1,280,000       1,334,080
     4.500% 02/01/13                                          1,280,000       1,320,973
Darien,
   Series 1999,
     4.500% 08/01/18                                            500,000         491,965
East Hartford,
   Series 2003,
     5.250% 05/01/15                                          1,000,000       1,084,920
East Haven,
   Series 2003,
     5.000% 09/01/15                                            640,000         683,725
Farmington,
   Series 1993:
     5.700% 01/15/12                                            590,000         664,954
     5.700% 01/15/13                                            570,000         641,353
Granby,
   Series 1993:
     6.500% 04/01/09                                            200,000         235,228
     6.550% 04/01/10                                            175,000         207,270
Hartford,
   Series 2003,
     5.250% 12/01/11                                          1,930,000       2,126,879
Hartford County
   Metropolitan District:
     5.625% 02/01/11                                            600,000         666,294
     5.625% 02/01/12                                            600,000         665,520
     5.625% 02/01/13                                            600,000         665,868
   Series 1991,
     6.200% 11/15/10                                            220,000         259,662
   Series 1993:
     5.200% 12/01/12                                            600,000         659,562
     5.200% 12/01/13                                            500,000         546,365
Montville, Series 1993,
   6.300% 03/01/12                                              335,000         391,240
Naugatuck,
   Series 2002 A:
     5.000% 06/15/15                                          1,405,000       1,426,145
     5.000% 06/15/16                                          1,475,000       1,487,537
New Britain:
   Series 1992,
     6.000% 02/01/08                                            400,000         453,768
   Series 1993 A,
     6.000% 10/01/12                                          2,000,000       2,316,300
   Series 1993 B,
     6.000% 03/01/12                                          1,000,000       1,150,170


                                                                    PAR           VALUE
---------------------------------------------------------------------------------------
New Haven:
   Series 2002 A:
     5.250% 11/01/15                                         $1,885,000   $   2,097,798
     5.250% 11/01/16                                          2,000,000       2,225,780
   Series 2002 B,
     5.000% 11/01/16                                          2,240,000       2,345,997
   Series 2002 C,
     5.000% 11/01/20                                          1,475,000       1,498,556
New London, Series 2003 C,
     5.000% 02/01/13                                          1,645,000       1,761,729
North Branford, Series 2001,
     5.000% 10/01/15                                            875,000         922,344
Plainville, Series 2002:
     5.000% 12/01/15                                            400,000         420,688
     5.000% 12/01/16                                            500,000         521,950
Seymour, Series 2001 B,
     5.250% 08/01/16                                            850,000         903,609
Stamford:
   Series 1995,
     5.250% 03/15/14                                          1,000,000       1,046,680
   Series 2003,
     5.250% 07/15/12                                          2,000,000       2,200,020
State Regional School District,
   No. 14, Series 1991,
     6.100% 12/15/06                                            285,000         322,406
Suffield, Series 2001:
     4.750% 06/15/21                                          1,500,000       1,480,365
     5.125% 06/15/15                                          1,000,000       1,056,950
Vernon, Series 1988,
     7.100% 10/15/03                                            250,000         253,078
Waterbury, Series 2002 A:
     5.000% 04/01/21                                            500,000         501,010
     5.375% 04/01/16                                          1,655,000       1,757,875
Westbrook, Series 1992:
     6.300% 03/15/12                                            265,000         310,710
     6.400% 03/15/09                                            630,000         733,585
West Harford, Series 2003,
     5.000% 07/15/12                                          1,285,000       1,392,477
Westport, Series 2003 A,
     4.500% 02/01/14                                          1,630,000       1,670,277
PR Commonwealth of Puerto Rico
   Municipal Finance Agency:
   Series 1999 A,
     5.500% 08/01/23                                            350,000         368,777
   Series 2002 A,
     5.250% 08/01/18                                          1,000,000       1,051,230
                                                                           ------------
                                                                             57,247,058
                                                                           ------------


See notes to investment portfolio.

                                       6

INVESTMENT PORTFOLIO (CONTINUED)

July 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                                         PAR           VALUE
---------------------------------------------------------------------------------------
TAX-BACKED (CONTINUED)
SPECIAL NON-PROPERTY TAX - 5.6%
State Special Tax
Obligation Revenue:
   Series 1992,
     6.125% 09/01/12                                         $2,000,000     $ 2,328,060
   Series 1992 B,
     6.125% 09/01/12                                          3,600,000       4,178,304
   Series 2001 A,
     5.375% 10/01/16                                          1,000,000       1,113,350
   Series 2002 B,
     5.000% 12/01/21                                          1,500,000       1,513,260
PR Commonwealth of Puerto Rico
   Highway & Transportation Authority:
   Series 1993,
     5.500% 07/01/09                                          1,110,000       1,244,687
   Series 2002 E,
     5.500% 07/01/21                                          1,000,000       1,088,490
                                                                           ------------
                                                                             11,466,151
                                                                           ------------

STATE APPROPRIATED - 4.0%
Juvenile Training School,
   Series 2001,
     4.750% 12/15/25                                          4,260,000       4,013,389
New Haven Air Rights
   Parking Facility,
   Series 2002,
     5.375% 12/01/15                                            500,000         545,990
State Development Authority,
   Series 1993 A,
     5.250% 11/15/11                                            750,000         812,235
PR Commonwealth of Puerto Rico
   Public Building Authority,
   Series 1997 B,
     5.000% 07/01/13                                          1,000,000       1,046,940
PR Commonwealth of Puerto Rico
   Public Finance,
   Series 2002 E,
     5.500% 08/01/27                                          1,500,000       1,616,880
                                                                           ------------
                                                                              8,035,434
                                                                           ------------

STATE GENERAL OBLIGATIONS - 12.4%
State Government:
   Series 1990 B,
     (b)11/15/10                                              1,450,000       1,096,562
   Series 1993 B,
     5.400% 09/15/09                                          2,975,000       3,327,032
   Series 1998 C,
     4.500% 10/15/16                                          1,000,000         997,970
   Series 1999 B,
     5.875% 11/01/15                                          1,250,000       1,452,862
   Series 2000 B,
     5.875% 06/15/17                                          1,300,000       1,487,083
   Series 2000 C,
     5.250% 12/15/11                                          1,500,000       1,637,625


                                                                    PAR           VALUE
---------------------------------------------------------------------------------------
   Series 2001 C,
     5.500% 12/15/15                                         $1,500,000     $ 1,671,225
   Series 2001 E,
     5.125% 11/15/15                                          1,500,000       1,581,855
   Series 2002 E:
     5.120% 11/15/14
     5.375% 11/15/14                                          2,000,000       2,174,740
   Series 2002 F,
     5.000% 10/15/19                                          1,730,000       1,765,707
PR Commonwealth of Puerto Rico:
   Series 2001,
     5.500% 07/01/16                                          1,250,000       1,385,637
   Aqueduct & Sewer Authority,
   Series 1995,
     6.000% 07/01/07                                          2,750,000       3,115,722
   Highway & Transportation
   Authority,
   Series 1993 X,
     5.500% 07/01/13                                          3,000,000       3,349,680
                                                                           ------------
                                                                             25,043,700
                                                                           ------------

---------------------------------------------------------------------------------------
TRANSPORTATION - 3.0%
AIRPORTS - 3.0%
Bradley International Airport:
   Series 2000 A:
     6.500% 07/01/18                                          1,000,000       1,058,970
     6.600% 07/01/24                                          1,000,000       1,051,720
   Series 2001 A:
     5.250% 10/01/14                                          2,000,000       2,090,480
     5.250% 10/01/16                                          1,795,000       1,849,029
                                                                           ------------
                                                                              6,050,199
                                                                           ------------

---------------------------------------------------------------------------------------
UTILITY - 10.2%
Independent Power Producer - 0.3%
PR Commonwealth of Puerto Rico,
   Industrial, Educational
   Medical & Environmental
   Cogeneration Facilities,
   AES Project,
   Series 2000,
     6.625% 06/01/26                                            500,000         516,980
                                                                           ------------

Investor Owned - 1.5%
State Development Authority,
   Connecticut Light & Power Co.:
   Series 1993 A,
     5.850% 09/01/28                                          2,000,000       2,084,120
   Series 1993 B,
     5.950% 09/01/28                                          1,000,000       1,033,060
                                                                           ------------
                                                                              3,117,180
                                                                           ------------


See notes to investment portfolio.

                                       7


INVESTMENT PORTFOLIO (CONTINUED)

July 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                                        PAR            VALUE
---------------------------------------------------------------------------------------
UTILITY (CONTINUED)
Municipal Electric - 2.9%
PR Commonwealth of Puerto Rico,
   Electric Power Authority:
   Series 1998 EE,
     4.500% 07/01/18                                         $1,500,000   $   1,479,105
   Series 2002 JJ,
     5.250% 07/01/15                                          2,000,000       2,179,540
   Series 2002 KK,
     5.500% 07/01/15                                          2,000,000       2,225,840
                                                                           ------------
                                                                              5,884,485
                                                                           ------------

WATER & SEWER - 5.5%
South Central Regional
   Water Authority:
   Series 11,
     5.750% 08/01/12                                          2,000,000       2,040,000
   Series 1999 15A,
     5.125% 08/01/29 (c)                                      4,000,000       4,017,440
   Series 2003 A,
     5.250% 08/01/11                                            715,000         782,539
State Clean Water Fund:
   Series 1993,
     5.875% 04/01/09                                          1,000,000       1,140,080
   Series 1999,
     5.125% 09/01/15                                          1,000,000       1,117,390
   Series 2001,
     5.500% 10/01/14                                          1,740,000       1,953,707
                                                                           ------------
                                                                             11,051,156
                                                                           ------------

TOTAL MUNICIPAL BONDS
    (cost of $191,499,937)                                                  199,427,208
                                                                           ------------

SHORT-TERM OBLIGATIONS - 0.6%
---------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (d) - 0.6%
IL Health Facilities Authority,
   OSF Healthcare Systems,
   Series 2002,
     0.900% 11/15/27                                            300,000         300,000
SD Lower Brule Sioux Tribe,
   Tribal Purpose,
   Series 1999,
     0.900% 12/01/11                                            600,000         600,000
WI State Health & Educational
   Facilities Authority,
   Riverview Hospital,
    Series 2001,
     0.950% 10/01/30                                            300,000         300,000
                                                                           ------------
TOTAL SHORT-TERM OBLIGATIONS
    (cost of $1,200,000)                                                      1,200,000
                                                                           ------------


                                                                                  VALUE
---------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.2%
    (cost of $192,699,937)(e)                                              $200,627,208
                                                                           ------------

OTHER ASSETS & LIABILITIES, NET - 0.8%                                        1,570,319
---------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                        $202,197,527
                                                                           ============

Notes to Investment Portfolio:
---------------------------------------------------------------------------------------

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)  Zero coupon bond.

(c) This security, or a portion thereof, with a total market value of $502,180 is being used to collateralize open futures contracts.

(d) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 2003.

(e)  Cost for federal income tax purposes is $192,473,805.


Long futures contracts open at July 31, 2003:

                   PAR VALUE                   UNREALIZED
                  COVERED BY    EXPIRATION    DEPRECIATION
      TYPE         CONTRACTS       MONTH      AT 07/31/03
----------------------------------------------------------
U.S. Treasury
  Bond             $4,300,000     Sept-03      $(184,320)


See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2003 (Unaudited)

ASSETS:
Investments, at cost                       $192,699,937
                                           ------------
Investments, at value                      $200,627,208
Cash                                             31,316
Receivable for:
   Fund shares sold                             147,270
   Interest                                   2,448,045
Expense reimbursement due from Advisor           40,090
Deferred Trustees' compensation plan              6,017
                                           ------------
     Total Assets                           203,299,946
                                           ------------
LIABILITIES:
Payable for:
   Fund shares repurchased                      596,350
   Futures variation margin                     102,125
   Distributions                                250,170
   Management fee                                87,382
   Transfer agent fee                            30,536
   Pricing and bookkeeping fees                  13,759
   Audit fee                                     15,831
   Other liabilities                                249
Deferred Trustees' fee                            6,017
                                           ------------
     Total Liabilities                        1,102,419
                                           ------------
NET ASSETS                                 $202,197,527
                                           ============
COMPOSITION OF NET ASSETS:
Paid-in capital                            $192,965,241
Undistributed net investment income             353,159
Accumulated net realized gain                 1,136,176
Net unrealized appreciation
   (depreciation) on:
   Investments                                7,927,271
   Futures contracts                           (184,320)
                                           ------------
NET ASSETS                                 $202,197,527
                                           ============
CLASS A:
Net assets                                 $114,058,987
Shares outstanding                           14,259,243
                                           ------------
Net asset value per share                  $       8.00(a)
                                           ============
Maximum offering price per share
   ($8.00/0.9525)                          $       8.40(b)
                                           ============
CLASS B:
Net assets                                 $ 56,974,898
Shares outstanding                            7,122,860
                                           ------------
Net asset value and offering price
   per share                               $       8.00(a)
                                           ============
CLASS C:
Net assets                                 $ 31,163,642
Shares outstanding                            3,895,977
                                           ------------
Net asset value and offering price
   per share                               $       8.00(a)
                                           ============



(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.




STATEMENT OF OPERATIONS

For the Six Months Ended
July 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest                                    $ 5,077,619
                                           ------------
EXPENSES:
Management fee                                  525,441
Distribution fee:
   Class B                                      229,736
   Class C                                      119,079
Service fee                                     240,479
Transfer agent fee                              172,544
Pricing and bookkeeping fees                     50,352
Trustees' fee                                     5,259
Custody fee                                       4,027
Other expenses                                   46,422
                                           ------------
   Total Expenses                             1,393,339
Fees and expenses waived or reimbursed
   by Advisor                                  (173,422)
Fees waived by Distributor-- Class C            (47,651)
Custody earnings credit                             (41)
                                           ------------
   Net Expenses                               1,172,225
                                           ------------
Net Investment Income                         3,905,394
                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain on:
   Investments                                  917,140
   Futures contracts                          1,196,179
                                           ------------
     Net realized gain                        2,113,319
                                           ------------
Net change in unrealized
   appreciation/depreciation on:
   Investments                               (4,671,249)
   Futures contracts                           (467,158)
                                           ------------
     Net change in unrealized
       appreciation/depreciation             (5,138,407)
                                           ------------
Net Loss                                     (3,025,088)
                                           ------------

Net Increase in Net Assets
   from Operations                         $    880,306
                                           ------------


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                               (UNAUDITED)
                               SIX MONTHS
                                  ENDED     YEAR ENDED
INCREASE (DECREASE)             JULY 31,    JANUARY 31,
IN NET ASSETS:                    2003         2003
-------------------------------------------------------
OPERATIONS:
Net investment income         $ 3,905,394   $ 7,484,784
Net realized gain
   on investments               2,113,319       827,617
Net change in unrealized
   appreciation/depreciation
   on investments and
   futures contracts           (5,138,407)    3,060,545
                              -----------  ------------
Net Increase from Operations      880,306    11,372,946
                              -----------  ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                     (2,268,473)   (4,565,977)
   Class B                       (954,813)   (2,027,617)
   Class C                       (542,095)     (843,030)
From net realized gains:
   Class A                             --      (314,472)
   Class B                             --      (168,046)
   Class C                             --       (82,208)
                              -----------  ------------
Total Distributions Declared
   to Shareholders             (3,765,381)   (8,001,350)
                              -----------  ------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions                9,982,734    25,021,492
   Distributions reinvested     1,260,155     2,698,446
   Redemptions                 (9,989,568)  (18,934,310)
                              -----------  ------------
     Net Increase               1,253,321     8,785,628
                              -----------  ------------
Class B:
   Subscriptions                3,483,443    14,744,072
   Distributions reinvested       590,744     1,355,187
   Redemptions                 (8,236,214)  (11,295,097)
                              -----------  ------------
     Net Increase (Decrease)   (4,162,027)    4,804,162
                              -----------  ------------
Class C:
   Subscriptions                4,369,654    20,281,844
   Distributions reinvested       376,511       642,512
   Redemptions                 (3,557,890)   (2,948,240)
                              -----------  ------------
     Net Increase               1,188,275    17,976,116
                              -----------  ------------
Net Increase (Decrease) from
   Share Transactions          (1,720,431)   31,565,906
                              -----------  ------------
Total Increase (Decrease)
   in Net Assets               (4,605,506)   34,937,502

NET ASSETS:
Beginning of period           206,803,033   171,865,531
                              -----------  ------------
End of period (undistributed
   net investment income of
   $353,159 and $213,146,
   respectively)             $202,197,527  $206,803,033
                             ============  ============


                               (UNAUDITED)
                               SIX MONTHS
                                  ENDED     YEAR ENDED
                                JULY 31,    JANUARY 31,
                                  2003         2003
-------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions                1,205,501     3,100,251
   Issued for distributions
     reinvested                   152,696       336,077
   Redemptions                 (1,206,778)   (2,355,564)
                              -----------  ------------
     Net Increase                 151,419     1,080,764
                              -----------  ------------

Class B:
   Subscriptions                  420,809     1,830,256
   Issued for distributions
     reinvested                    71,576       168,607
   Redemptions                   (993,892)   (1,404,899)
                              -----------  ------------
     Net Increase (Decrease)     (501,507)      593,964
                              -----------  ------------

Class C:
   Subscriptions                  527,727     2,519,982
   Issued for distributions
     reinvested                    45,620        80,666
   Redemptions                   (432,351)     (365,824)
                              -----------  ------------
     Net Increase                 140,996     2,234,824
                              -----------  ------------


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 2003 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Liberty Connecticut Tax-Exempt Fund (the "Fund"), a series of Liberty Funds Trust V (the "Trust"), a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Connecticut state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares:
Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a CDSC on redemptions made within one year after purchase.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES:
All income, expenses (other than Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:
Interest income is recorded on the accrual basis.

Premium and discount are being amortized and accreted, respectively, on all debt securities.

DISTRIBUTIONS TO SHAREHOLDERS:
The Fund declares and records distributions daily and pays monthly.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United

July 31, 2003 (Unaudited)

States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION
PAID TO AFFILIATES

On April 1, 2003, Colonial Management Associates, Inc. ("Colonial"), the investment advisor and pricing and bookkeeping agent to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

MANAGEMENT FEE:
Columbia is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Liberty California Tax-Exempt Fund, Liberty Massachusetts Tax-Exempt Fund and Liberty New York Tax-Exempt Fund as follows:

   AVERAGE DAILY NET ASSETS        ANNUAL FEE RATE
   ------------------------        ---------------
   First $2 billion                     0.50%
   Over $2 billion                      0.45%

PRICING AND BOOKKEEPING FEES:
Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended July 31, 2003, the annualized net asset based fee rate was 0.031%. The Fund also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND
DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the Fund's principal underwriter. During the six months ended July 31, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $19,787 on sales of the Fund's Class A shares and received CDSC of $4, $83,366 and $7,041 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding: (1) 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and (2) 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% annual rates. For the six months ended July 31, 2003, the Fund's annualized service fee rate was 0.23%.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.45% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:
Columbia has voluntarily agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.60% annually of the Fund's average daily net assets.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

July 31, 2003 (Unaudited)



The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $41 of custody fees were reduced by balance credits for the six months ended July 31, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
During the six months ended July 31, 2003, purchases and sales of investments, other than short-term obligations, were $15,044,820 and $10,347,608, respectively.

Unrealized appreciation (depreciation) at July 31, 2003, based on cost of investments for federal income tax purposes was:

   Gross unrealized appreciation         $ 9,412,244
   Gross unrealized depreciation          (1,258,841)
                                          ----------
       Net unrealized appreciation       $ 8,153,403
                                         ===========

OTHER:
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may invest in municipal and U.S. Treasury futures contracts and purchase and write options on futures. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Refer to the Fund's Investment Portfolio for a summary of open futures contracts at July 31, 2003.

NOTE 5. LINE OF CREDIT

The Fund and other affiliated funds participate in a $350,000,000 credit facility which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. Prior to April 26, 2003, the Fund participated in a separate credit agreement with similar terms to its existing agreement. No amounts were borrowed under these facilities for the six months ended July 31, 2003.

NOTE 6. SUBSEQUENT EVENT

The Board of Trustees of the Trust has approved the appointment of two new trustees to the Liberty Funds Board ("Liberty Board"). The two proposed trustees currently serve on the Board of Trustees of CMG Fund Trust ("CMG Funds"), which consists of 12 funds, and the Board of Directors of each of the 15 Columbia Funds. The CMG Funds and Columbia Funds are advised by Columbia. The appointment of the two new trustees to the Liberty Board is contingent upon the election of nine Liberty Board members and three existing CMG Funds Trustees to the Board of Trustees of the CMG Funds and the same nine Liberty Board members and three existing Columbia Funds Directors to the Board of Directors of each of the Columbia Funds.

Shareholders of the CMG Funds and each of the Columbia Funds are scheduled to vote on the proposal to elect the nine Liberty Board trustees and three existing CMG Funds Trustees/Columbia Funds Directors to the CMG Funds and each of the Columbia Funds at a special meeting of shareholders to be held on October 7, 2003. If approved at the special meeting, the new CMG Funds and Columbia Funds Board of Trustees/Directors will be effective immediately. The new Liberty Board will also become effective and will consist of 12 trustees which will be responsible for board oversight of 85 Liberty Funds in addition to the 12 CMG Funds and 15 Columbia Funds.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                             (UNAUDITED)
                                             SIX MONTHS
                                                ENDED                        YEAR ENDED JANUARY 31,
                                               JULY 31,    ------------------------------------------------------------
CLASS A SHARES                                   2003         2003          2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $  8.11      $  7.96       $  7.85      $  7.28      $  7.95      $  7.83
                                              -------      -------       -------      -------      -------      -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.16(a)      0.34(a)       0.37(a)(b)   0.37(c)      0.37(c)      0.37(c)
Net realized and unrealized gain (loss) on
   investments and futures contracts            (0.11)        0.17          0.11(b)      0.57        (0.67)        0.13
                                              -------      -------       -------      -------      -------      -------
   Total from Investment Operations              0.05         0.51          0.48         0.94        (0.30)        0.50
                                              -------      -------       -------      -------      -------      -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                      (0.16)       (0.34)        (0.35)       (0.37)       (0.37)       (0.37)
In excess of net investment income                 --           --            --           --           --        (0.01)
From net realized gains                            --        (0.02)        (0.02)          --           --           --
                                              -------      -------       -------      -------      -------      -------
   Total Distributions Declared to
      Shareholders                              (0.16)       (0.36)        (0.37)       (0.37)       (0.37)       (0.38)
                                              -------      -------       -------      -------      -------      -------
NET ASSET VALUE,
   END OF PERIOD                              $  8.00      $  8.11       $  7.96      $  7.85      $  7.28      $  7.95
                                              =======      =======       =======      =======      =======      =======
Total return (d)(e)                             0.56%(f)     6.54%         6.25%       13.24%      (3.87)%        6.54%
                                              =======      =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (g)                                    0.83%(h)     0.82%         0.79%        0.78%        0.78%        0.77%
Net investment income (g)                       4.00%(h)     4.21%         4.61%(b)     4.95%        4.84%        4.69%
Waiver/reimbursement                            0.17%(h)     0.16%         0.18%        0.17%        0.15%        0.14%
Portfolio turnover rate                            5%(f)       16%            3%           8%           9%           6%
Net assets, end of period (000's)            $114,059     $114,482      $103,760     $ 81,385     $ 66,348     $ 83,156

(a) Per share data was calculated using average shares outstanding during the period.
(b)  Effective February 1, 2001, the Fund adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and increase the ratio of net investment income to average net assets from 4.57% to 4.61%. Per share data and ratios for periods prior to January
     31, 2002 have not been restated to reflect this change in presentation.
(c) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                             (UNAUDITED)
                                             SIX MONTHS
                                                ENDED                        YEAR ENDED JANUARY 31,
                                               JULY 31,    ------------------------------------------------------------
CLASS B SHARES                                   2003         2003          2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $  8.11      $  7.96       $  7.85      $  7.28      $  7.95      $  7.83
                                              -------      -------       -------      -------      -------      -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.13(a)      0.28(a)       0.31(a)(b)   0.32(c)      0.31(c)      0.31(c)
Net realized and unrealized gain (loss) on
   investments and futures contracts            (0.11)        0.17          0.11(b)      0.57        (0.67)        0.13
                                              -------      -------       -------      -------      -------      -------
   Total from Investment Operations              0.02         0.45          0.42         0.89        (0.36)        0.44
                                              -------      -------       -------      -------      -------      -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                      (0.13)       (0.28)        (0.29)       (0.32)       (0.31)       (0.31)
In excess of net investment income                 --           --            --           --           --        (0.01)
From net realized gains                            --        (0.02)        (0.02)          --           --           --
                                              -------      -------       -------      -------      -------      -------
   Total Distributions Declared to
      Shareholders                              (0.13)       (0.30)        (0.31)       (0.32)       (0.31)       (0.32)
                                              -------      -------       -------      -------      -------      -------
NET ASSET VALUE,
   END OF PERIOD                              $  8.00      $  8.11       $  7.96      $  7.85      $  7.28      $  7.95
                                              =======      =======       =======      =======      =======      =======
Total return (d)(e)                             0.18%(f)     5.74%         5.49%       12.42%      (4.59)%        5.73%
                                              =======      =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (g)                                    1.58%(h)     1.57%         1.54%        1.53%        1.53%        1.52%
Net investment income (g)                       3.26%(h)     3.46%         3.86%(b)     4.20%        4.09%        3.94%
Waiver/reimbursement                            0.16%(h)     0.16%         0.18%        0.17%        0.15%        0.14%
Portfolio turnover rate                            5%(f)       16%            3%           8%           9%           6%
Net assets, end of period (000's)            $ 56,975     $ 61,865      $ 55,997     $ 64,072     $ 76,246     $ 87,947

(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and increase the ratio of net investment income to average net assets from 3.82% to 3.86%. Per share data and ratios for periods prior to January
     31, 2002 have not been restated to reflect this change in presentation.
(c) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                             (UNAUDITED)
                                             SIX MONTHS
                                                ENDED                        YEAR ENDED JANUARY 31,
                                               JULY 31,    ------------------------------------------------------------
CLASS C SHARES                                   2003         2003          2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $  8.11      $  7.96       $  7.85      $  7.28      $  7.95      $  7.83
                                              -------      -------       -------      -------      -------      -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.15(a)      0.30(a)       0.33(a)(b)   0.34(c)      0.33(c)      0.33(c)
Net realized and unrealized gain (loss) on
   investments and futures contracts            (0.12)        0.17          0.12(b)      0.57        (0.67)        0.13
                                              -------      -------       -------      -------      -------      -------
   Total from Investment Operations              0.03         0.47          0.45         0.91        (0.34)        0.46
                                              -------      -------       -------      -------      -------      -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                      (0.14)       (0.30)        (0.32)       (0.34)       (0.33)       (0.33)
In excess of net investment income                 --           --            --           --           --        (0.01)
From net realized gains                            --        (0.02)        (0.02)          --           --           --
                                              -------      -------       -------      -------      -------      -------
   Total Distributions Declared to
      Shareholders                              (0.14)       (0.32)        (0.34)       (0.34)       (0.33)       (0.34)
                                              -------      -------       -------      -------      -------      -------
NET ASSET VALUE,
   END OF PERIOD                              $  8.00      $  8.11       $  7.96      $  7.85      $  7.28      $  7.95
                                              =======      =======       =======      =======      =======      =======
Total return (d)(e)                             0.33%(f)     6.06%         5.79%       12.76%      (4.31)%        6.05%
                                              =======      =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (g)                                    1.28%(h)     1.27%         1.24%        1.23%        1.23%        1.22%
Net investment income (g)                       3.55%(h)     3.76%         4.16%(b)     4.50%        4.39%        4.24%
Waiver/reimbursement                            0.47%(h)     0.46%         0.48%        0.47%        0.45%        0.44%
Portfolio turnover rate                            5%(f)       16%            3%           8%           9%           6%
Net assets, end of period (000's)            $ 31,164     $ 30,456      $ 12,108    $   4,551    $   2,768   $    1,333

(a) Per share data was calculated using average shares outstanding during the period.
(b)  Effective February 1, 2001, the Fund adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.13% to 4.16%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.
(c) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Connecticut Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Connecticut Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Connecticut Tax-Exempt Fund

Liberty Connecticut Tax-Exempt Fund  Semiannual Report, July 31, 2003

Logo: eagle head

LibertyFunds

A Member of Columbia Management Group

(C)2003 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621

                                                                ----------------
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                                                                  U.S. Postage
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                                                                ----------------


                                                778-03/840O-0703 (09/03) 03/2563

                                Liberty New York
                                 Tax-Exempt Fund

                                Semiannual Report
                                  July 31, 2003

                      ELIMINATE CLUTTER IN TWO EASY STEPS.
                         POINT. CLICK. LIBERTY eDELIVERY

 For more information about receiving your shareholder reports electronically, call us at 800-345-6611. To sign up for eDelivery, visit us online at
                             www.libertyfunds.com.

Photo of: Man smiling.

                                Liberty New York
                                 Tax-Exempt Fund

                                Semiannual Report
                                  July 31, 2003

                      Eliminate clutter in two easy steps.

                         POINT. CLICK. LIBERTY eDELIVERY
               to sign up for edelivery, go to www.icsdelivery.com

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

PRESIDENT'S MESSAGE

Photo of: Joseph R. Palombo

Dear Shareholder:

Despite the uncertainty that hung over the markets and the economy as the nation prepared to go to war in Iraq, the six-month period ended on a high note. Virtually all major segments of the stock and bond markets posted positive returns for the period. The economy, though still struggling, has made progress toward recovery. And, a new tax law is intended to boost consumer spending power and make investing more attractive. The Jobs and Growth Tax Relief Reconciliation Act of 2003 accelerates income tax rate cuts for virtually all Americans and slashes the tax rates on dividends and long-term capital gains.

The government is counting on Americans to turn their good fortune into higher spending. And the financial media has been full of advice on investment strategies that take advantage of the new rate structure. As you debate what you will do if the lower tax rate turns into a modest personal windfall, let me put in a word for considerations that could have an important, long-term impact on your portfolio. If your take-home pay increases as a result of the tax break and any rebate check you are entitled to receive--and if it's not eaten up by higher state taxes--consider making a commitment to invest at least one third of it. Add it to your retirement account. Use it to start an education account for your child, or set it aside for an emergency. But make a commitment and stick to it. Think of it as found money, because that is what it is. You didn't have it before. But now that you've found it, you can put it to work for a long-term goal.

Further, before you take advice from a television pundit or a magazine cover story about how to take advantage of the recent tax changes, talk to your financial advisor. There may be tax-related strategies that make sense for you. But there are no one-size-fits-all solutions. Keep in mind that tax rates change, and many of the provisions of this law are set to expire in just a few short years.

CONSOLIDATION AND A NEW NAME: COLUMBIA

I am pleased to announce that, effective April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. This consolidation does not affect the management or investment objectives of your fund and is the next step in our efforts to create a consistent identity and to streamline our organization. By consolidating these firms, we are able to create a more efficient organizational structure and strengthen certain key functions, such as research. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

The following report will provide you with more detailed information about the New York municipal bond market, fund performance and the strategies used by portfolio manager Gary Swayze. As always, we thank you for investing in Liberty funds and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President



--------------------------------------------------------------------------------
Net asset value per share as of 7/31/03 ($)
         Class A                7.46
         Class B                7.46
         Class C                7.46

Distributions declared per share 2/1/03 - 7/31/03 ($)
         Class A                0.16
         Class B                0.13
         Class C                0.14

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.
--------------------------------------------------------------------------------



-------------------
Not FDIC Insured
May Lose Value
No Bank Guarantee
-------------------

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PERFORMANCE INFORMATION

VALUE OF A $10,000 INVESTMENT
7/31/93 - 7/31/03

PERFORMANCE OF A $10,000 INVESTMENT
7/31/93 - 7/31/03 ($)

                  without    with
                   sales     sales
                  charge    charge
----------------------------------
 Class A          17,097    16,285
----------------------------------
 Class B          15,862    15,862
----------------------------------
 Class C          16,643    16,643



Bar Chart:

        Class A shares               Class A shares         Lehman Brothers
        without sales charge         with sales charge      Municipal Bond Index
7/1993  10000                           9525                  10000
        10225                        9739.31                  10208
        10340.5                      9849.37                  10324.4
        10345.7                      9854.29                  10344
        10253.6                      9766.59                  10253
        10469                        9971.69                  10469.3
        10572.6                      10070.4                  10588.6
        10296.7                      9807.57                  10314.4
        9806.54                      9340.73                  9894.61
        9840.86                      9373.42                  9978.71
        9932.38                      9460.59                  10065.5
        9851.93                      9383.96                  10004.1
        10059.8                      9581.96                  10187.2
        10138.3                       9656.7                  10222.9
        9911.17                      9440.39                  10072.6
        9668.35                       9209.1                  9893.29
        9336.73                      8893.23                  9714.22
        9640.17                      9182.26                  9927.93
        10005.5                      9530.27                  10211.9
        10327.7                      9837.14                  10509
        10440.3                      9944.37                  10629.9
        10447.6                      9951.33                  10642.6
        10773.6                      10261.8                  10982.1
        10535.5                        10035                  10886.6
        10618.7                      10114.3                  10990
        10762                        10250.9                  11129.6
        10813.7                        10300                  11199.7
        11036.5                      10512.2                  11362.1
        11306.9                      10769.8                  11550.7
        11438                        10894.7                  11661.6
        11505.5                        10959                  11750.2
        11351.3                      10812.1                  11670.3
        11197                        10665.1                  11521
        11185.8                      10654.4                  11488.7
        11158.9                      10628.9                  11484.1
        11292.8                      10756.4                  11609.3
        11378.6                      10838.1                  11713.8
        11351.3                      10812.1                  11711.4
        11553.4                      11004.6                  11875.4
        11657.4                      11103.6                  12009.6
        11894                          11329                  12229.3
        11832.2                      11270.1                  12178
        11820.3                      11258.9                  12201.1
        11925.5                      11359.1                  12313.4
        11778.8                      11219.4                  12149.6
        11867.2                      11303.5                  12251.7
        12023.8                      11452.7                  12436.7
        12181.3                      11602.7                  12569.7
        12545.6                      11949.6                  12917.9
        12376.2                      11788.3                  12796.5
        12535.9                      11940.4                  12948.8
        12626.1                      12026.4                  13031.6
        12699.3                      12096.1                  13108.5
        12961                        12345.3                  13299.9
        13088                        12466.3                  13436.9
        13088                        12466.3                  13440.9
        13088                        12466.3                  13453
        12963.6                      12347.9                  13392.5
        13233.3                      12604.7                  13604.1
        13270.3                        12640                  13657.1
        13288.9                      12657.7                  13691.3
        13542.7                      12899.5                  13903.5
        13740.5                      13087.8                  14077.3
        13666.2                      13017.1                  14077.3
        13736                        13083.5                  14126.6
        13789.5                      13134.5                  14161.9
        13952.2                      13289.5                  14330.4
        13851.8                      13193.8                  14267.4
        13832.4                      13175.4                  14287.3
        13883.6                      13224.1                  14323
        13750.3                      13097.1                  14240
        13520.6                      12878.4                  14034.9
        13557.2                      12913.2                  14085.4
        13383.6                      12747.9                  13972.8
        13342.1                      12708.4                  13978.4
        13130                        12506.3                  13827.4
        13281                        12650.1                  13974
        13162.8                      12537.6                  13869.1
        13064.1                      12443.5                  13808.1
        13275.7                      12645.1                  13968.3
        13650.1                      13001.7                  14272.8
        13530                        12887.3                  14188.6
        13432.5                      12794.5                  14114.8
        13870.5                      13211.6                  14488.9
        14073                        13404.5                  14690.2
        14315                          13635                  14916.5
        14193.3                      13519.1                  14838.9
        14397.7                      13713.8                  15000.7
        14559                        13867.4                  15114.7
        15048.1                      14333.4                  15488
        15105.3                      14387.8                  15641.3
        15158.2                      14438.2                  15691.4
        15321.9                      14594.1                  15832.6
        15000.1                      14287.6                  15661.6
        15211.7                      14489.1                  15830.8
        15375.9                      14645.6                  15936.8
        15708.1                      14961.9                  16172.7
        16063.1                      15300.1                  16439.5
        15849.4                      15096.6                  16383.6
        16077.7                        15314                  16578.6
        15839.7                      15087.3                  16439.3
        15662.3                      14918.4                  16283.2
        15975.5                      15216.7                  16564.9
        16269.5                      15496.7                  16763.7
        15854.6                      15101.5                  16435.1
        16219.3                      15448.9                  16755.6
        16323.1                      15547.7                  16857.8
        16492.8                      15709.4                  17036.5
        16707.3                      15913.7                  17256.2
        16942.8                        16138                  17463.3
        17334.2                      16510.8                  17845.8
        16883.5                      16081.5                  17549.5
        16741.7                      15946.5                  17475.8
        17223.9                      16405.7                  17844.5
        17060.2                      16249.9                  17799.9
        17433.8                      16605.7                  18049.1
        17404.2                      16577.5                  18060
        17576.5                      16741.6                  18179.2
        18135.5                        17274                  18604.6
        17968.6                      17115.1                  18526.4
7/2003  17097                        16284.9                  17878



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot guarantee future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 7/31/03 (%)
Share class                      A                  B                 C
Inception                     9/26/86            8/4/92            8/1/97
--------------------------------------------------------------------------------
                         without   with     without    with    without   with
                          sales    sales     sales     sales    sales    sales
                         charge    charge    charge   charge   charge   charge
--------------------------------------------------------------------------------
6-month (cumulative)      0.18     -4.58     -0.20     -5.10    -0.05   -1.03
--------------------------------------------------------------------------------
1-year                    2.30     -2.56      1.54     -3.36     1.85    0.86
--------------------------------------------------------------------------------
5-year                    5.16      4.14      4.38      4.04     4.69    4.69
--------------------------------------------------------------------------------
10-year                   5.51      5.00      4.72      4.72     5.23    5.23
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/03 (%)
Share class                      A                   B                 C
--------------------------------------------------------------------------------
                         without   with     without    with    without   with
                          sales    sales     sales     sales    sales    sales
                         charge    charge    charge   charge   charge   charge
--------------------------------------------------------------------------------
6-month (cumulative)      4.32    -0.64       3.93     -1.07    4.08     3.08
--------------------------------------------------------------------------------
1-year                    8.96     3.78       8.15      3.15    8.47     7.47
--------------------------------------------------------------------------------
5-year                    6.25     5.22       5.46      5.13    5.78     5.78
--------------------------------------------------------------------------------
10-year                   6.02     5.50       5.22      5.22    5.74     5.74
--------------------------------------------------------------------------------


Past performance cannot predict future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and the fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class C share performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

sidebar:

SEC YIELDS as of 7/31/03 (%)
Class A                            3.52
Class B                            2.94
Class C                            3.24

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain expenses, the SEC yield would have been 3.48%, 2.88% and 2.88% for class A, B and C shares, respectively.

TAXABLE-EQUIVALENT SEC yields
as of 7/31/03 (%)
Class A                            6.15
Class B                            5.14
Class C                            5.67

Taxable-equivalent SEC yields are based on the combined maximum effective 42.81% federal and state income tax rates. This tax rate does not reflect the phaseout of exemptions or the reduction of otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

TOP 5 SECTORS as of 7/31/03 (%)
Special Non-Property Tax           15.9
State Appropriated                 13.2
Education                          10.6
Municipal Electric                  7.5
Transportation                      7.1

Sector weightings are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same sector breakdowns in the future.

 PORTFOLIO MANAGER'S REPORT

For the six-month period ended July 31, 2003, Liberty New York Tax-Exempt Fund class A shares returned 0.18% without sales charge. That was lower than the 0.43% return of the Lehman Brothers Municipal Bond Index. However, the fund performed in line with the 0.14% average return of its peer group, the Lipper New York Municipal Debt Funds Category.1

The US bond markets were volatile during the six months ended July 31, 2003 as interest rates dropped, then rose toward the end of the period. A statement by Fed chairman Alan Greenspan, which hinted that the Fed might buy intermediate Treasuries to help ward off deflation, caused a surge in the prices of US Treasuries and set the stage for later volatility. Investors bought intermediate-term Treasuries, hoping to profit if the Fed made good on its potential purchases. Investors were also interested in purchasing intermediate term treasuries as a wave of mortgage refinancing activity threatened to reduce the mortgage bond market sensitivity to changes in interest rates. All of this activity brought Treasury yields--and by extension--municipal bond yields--lower. Late in the period, market interest rates rose when it appeared that the economy was improving. In addition, the Fed lowered a key short-term interest rate by 0.25% and retracted its suggestion that it might buy Treasuries. As a result, investors who had purchased unusually large amounts of Treasuries sold their positions. The sell-off in Treasuries contributed to higher yields and lower bond prices during the last six weeks of the period.

EMPHASIS ON 10-YEAR BONDS HURT PERFORMANCE
The fund performed slightly worse than its benchmark, the Lehman Brothers Municipal Bond Index. The lower relative performance was primarily the result of a longer duration than the benchmark and our emphasis on 10-year bonds, which experienced the greatest yield increase during the period. The fund's position in non-callable bonds also hurt performance, as the call protection -- for which we accepted a slightly lower yield -- was not useful.

THE STATE OF NEW YORK FACES RATING PRESSURE
Major bond rating agencies, Standard & Poor's and Fitch, may downgrade the State of New York municipal bonds, especially now that the budget includes a large percentage of one-time revenue sources. Both rating agencies have placed a "negative outlook" on the state's general obligation and appropriation-backed debt.

With the budget under pressure because of lower revenues, budget debates have been contentious. The governor's proposed budget, that included significant cuts in Medicaid and local school aid, was rejected by the

---------------------
1 Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

legislature. The legislature approved large tax increases that enabled the state to restore some local aid and Medicaid. The governor line-item vetoed many of the legislature's changes, but the legislature overrode the vetoes and passed the budget.

In New York City, the council has agreed to an increase in the city sales tax and a surcharge on the personal income tax rate for high-income tax payers. The state is also expected to pass additional tax increases to restore funding for local aid to the city. The city is preparing to gain additional budget relief by refinancing $2.5 billion in Municipal Assistance Corp. (MAC) bonds, which date back to the fiscal crisis of the 1970s. These items, taken together, are the first positive glimmer for New York City bonds since an 18.5% increase in property tax was passed last December. The city, as opposed to the state, has balanced its budget with only a modest amount of non-recurring items. This should be viewed favorably by the rating agencies.

Ultimately, the stabilization and improvement of the credit ratings for both New York state and New York City depend on economic recovery, which may not occur for some time.

A POSITIVE OUTLOOK FOR THE FUND
As we look ahead, we believe that the fund's relatively longer duration relative to its peer group should work to its advantage. Strong job growth could change our outlook, but this seems unlikely. We do not believe that consumer spending, which is the engine of corporate revenues, is likely to accelerate nor do we expect inflation to pick up. Without increased revenues, companies are unlikely to resume hiring. As a result, the fund's emphasis on intermediate-term municipal bonds should continue to work in the fund's favor.

/s/ Gary Swayze

Gary Swayze has managed the Liberty New York Tax-Exempt Fund since September
1997.

------------------------
Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-exempt mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Single-state municipal bond funds pose additional risks due to limited geographical diversification. Because the fund may invest a significant percentage of its total assets in the securities of a single issuer, it may have increased risk of loss compared to a similar diversified fund.

 MATURITY BREAKDOWN (%)
 Bar Chart:
                           As of 7/31/03     As of 1/31/03
 0-7 years                          7.3              2.0
 7-10 years                         12.2             13.7
 10-15 years                        36.1             36.6
 15-20 years                        26.9             26.5
 20-25 years and over               11.0             10.8
 25 years and over                  4.6              8.1
 Net cash & equivalent              1.9              2.3

Maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these maturity breakdowns in the future.

 QUALITY BREAKDOWN as of 7/31/03 (%)

 Pie Chart:
 AAA: 47.1
 AA: 30.2
 A: 9.9
 BBB: 3.9
 BB: 0.4
 CCC: 0.2
 Non-rated: 6.4
 Cash equivalents: 1.9


Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Services, Inc.

Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality breakdowns in the future.

 INVESTMENT PORTFOLIO

July 31, 2003 (Unaudited)


MUNICIPAL BONDS - 98.6%                     PAR         VALUE
--------------------------------------------------------------
EDUCATION - 10.6%
New York City Industrial
   Development Agency:
   Marymount School Academy,
   Series 2001,
     5.125% 09/01/21                 $  625,000     $  610,219
   New York University,
   Series 2001,
     5.375% 07/01/16                    500,000        530,385
State Dormitory Authority:
   New York University:
   Series 1998 A,
     5.750% 07/01/27                  2,000,000      2,214,680
   Series 2001,
     5.500% 07/01/15                    425,000        457,746
   Series 2001 I,
     5.500% 07/01/14                    945,000      1,045,548
   Series 2002 B,
     5.250% 11/15/26 (a)              1,500,000      1,608,960
   North Shore Jewish Group,
   Series 2003,
     5.000% 05/01/18 (b)              2,000,000      1,973,200
   Pace University,
   Series 1997,
     6.500% 07/01/11                  1,000,000      1,170,760
   Pratt Institute,
   Series 1999,
     6.000% 07/01/24                  1,000,000      1,069,280
   University of Rochester,
   Series 2000,
     (c) 07/01/14
     (5.700% 07/01/10)                1,000,000        735,420
   Yeshiva University,
   Series 2001,
     5.375% 07/01/15                    400,000        424,444
Tompkins County Industrial
   Development Agency,
   Cornell University,
   Series 2000,
     5.625% 07/01/20                  1,000,000      1,140,020
                                                  ------------
                                                    12,980,662
                                                  ------------
--------------------------------------------------------------
HEALTH CARE - 5.6%
CONGREGATE CARE RETIREMENT - 1.4%
State Dormitory Authority,
   Miriam Osborn Memorial Home,
   Series 2000 B,
     6.875% 07/01/19                  1,000,000      1,105,310

                                             PAR         VALUE
--------------------------------------------------------------
Suffolk County Industrial
   Development Agency,
   Jefferson Ferry,
   Series 1999 A,
     7.200% 11/01/19                 $  600,000   $    624,882
                                                  ------------
                                                     1,730,192
                                                  ------------
HOSPITALS - 3.1%
State Dormitory Authority,
   New Island Hospital,
   Series 1999 A,
     5.750% 07/01/19                  1,215,000      1,294,595
   Sloan Center,
   Series 2003 1,
      (e) 07/01/25                    3,000,000        890,370
State Industrial Development
   Agency Parking Facility
   Revenue, Royal Charter,
   Presbyterian,
   Series 2001,
     5.375% 12/15/16                  1,000,000      1,073,550
Yonkers Industrial Development
   Agency, St. John's
   Riverside Hospital,
   Series 2001 A,
     6.800% 07/01/16                    460,000        475,576
                                                  ------------
                                                     3,734,091
                                                  ------------
NURSING HOMES - 1.1%
Essex County Industrial
   Development Agency,
   Moses Ludington Nursing
   Home, Series 2000 A,
     6.200% 02/01/30                  1,250,000      1,350,600
                                                  ------------
--------------------------------------------------------------
HOUSING - 4.5%
ASSISTED LIVING/SENIOR - 3.1%
Glen Cove Housing Authority,
   Series 1996,
     8.250% 10/01/26                    985,000      1,001,794
Huntington Housing Authority,
   Gurwin Jewish Senior Center,
   Series 1999,
     5.875% 05/01/19                  1,500,000      1,322,280
Mount Vernon Industrial
   Development Agency,
   Series 1999:
     6.150% 06/01/19                  1,000,000        927,660
     6.200% 06/01/29                    615,000        556,347
                                                  ------------
                                                     3,808,081
                                                  ------------

See notes to investment portfolio.

July 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                 PAR         VALUE
--------------------------------------------------------------
HOUSING (continued)
MULTI-FAMILY - 1.4%
Hudson Housing Development
   Corp., Providence Hall-
   Schuyler Court Project,
   Series 1992 A,
     6.500% 01/01/25                 $  750,000   $    771,375
Nyack Housing Assistance Corp.,
   Nyack Plaza Apartments,
   Series 1979,
     7.375% 06/01/21                    900,869        867,204
State Housing Finance Agency,
   Series 1989 B,
     7.550% 11/01/29                     85,000         85,588
                                                  ------------
                                                     1,724,167
                                                  ------------
--------------------------------------------------------------
INDUSTRIAL - 1.2%
FOREST PRODUCT - 0.4%
Essex County Industrial
   Development Agency,
   International Paper Corp.,
   Series 1999 A,
     6.450% 11/15/23                    500,000        522,235
                                                  ------------

OIL & GAS - 0.8%
State Energy Research &
   Development Authority,
   Central Hudson Gas &
   Electric Corp., Series 1999,
     5.450% 08/01/27                  1,000,000      1,025,240
                                                  ------------
--------------------------------------------------------------
OTHER - 4.9%
OTHER - 0.3%
Counties Tobacco Trust II,
   Tobacco Settlement
   Pass-Through Bonds,
   Series 2001,
     5.750% 06/01/43                    500,000        434,185
                                                  ------------

POOL/BOND BANK - 4.2%
State Environmental Facilities Corp.:
   Series 2001,
     5.250% 11/15/15                  2,000,000      2,122,780
   Series 2002 D,
     5.375% 06/15/16                  1,000,000      1,069,410
   Series 2002 K,
     5.500% 06/15/17                  1,250,000      1,383,338
   Series 2002 L,
     5.000% 11/15/08                    500,000        552,620
                                                  ------------
                                                     5,128,148
                                                  ------------

                                            PAR          VALUE
--------------------------------------------------------------
REFUNDED/ESCROWED (d) - 0.4%
State Dormitory Authority,
   State University of New York,
   Series 1990 B,
     7.500% 05/15/11                 $  405,000   $    504,071
                                                  ------------
--------------------------------------------------------------
OTHER REVENUE - 2.1%
RECREATION - 2.1%
Hamilton Industrial Development
   Agency, Adirondack Historical
   Association, Series 1998 A,
     5.250% 11/01/18                    500,000        506,875
New York City Cultural Trust,
   American Museum of
   Natural History,
   Series 1999 A,
     5.750% 07/01/29                  2,000,000      2,096,940
                                                  ------------
                                                     2,603,815
                                                  ------------
--------------------------------------------------------------
RESOURCE RECOVERY - 0.9%
Niagara County Industrial
   Development Agency,
   American Refining Fuel Co.,
   Series 2001 C,
     5.625% 11/15/24 (a)              1,000,000      1,042,510
                                                  ------------
--------------------------------------------------------------
TAX-BACKED - 38.2%
LOCAL APPROPRIATED - 1.0%
State Dormitory Authority:
   Judicial Facilities,
   Series 1991 A,
     9.500% 04/15/14                    100,000        114,719
   Municipal Health Facilities,
   Series 2001 1,
     5.500% 01/15/13                    500,000        541,805
   Westchester County,
   Series 1998,
     (e) 08/01/19                     1,200,000        528,624
                                                  ------------
                                                     1,185,148
                                                  ------------
LOCAL GENERAL OBLIGATIONS - 6.2%
Brockport Central School District,
   Series 2001,
     5.500% 06/15/14                    560,000        619,382
Buffalo School,
   Series 2001 D,
     5.500% 12/15/13                    620,000        676,364
Children's Trust Fund,
   Series 2002,
     5.625% 05/15/43                  1,250,000      1,079,138


See notes to investment portfolio.

July 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                 PAR          VALUE
--------------------------------------------------------------
TAX-BACKED (continued)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
Greece Central School District,
   Series 1992,
     6.000% 06/15/16                 $  950,000   $  1,105,249
Mount Sinai School District,
   Series 1992,
     6.200% 02/15/19                  1,005,000      1,175,126
New York City:
   Series 2001 A,
     5.250% 11/01/11                  1,000,000      1,084,480
   Series 2001 H,
     5.250% 03/15/15                  1,750,000      1,846,688
                                                  ------------
                                                     7,586,427
                                                  ------------
SPECIAL NON-PROPERTY TAX - 15.9%
Metropolitan Transportation
   Authority, Series 1998 A,
     4.500% 04/01/18                  2,000,000      2,052,760
New York City Transitional
   Finance Authority:
   Series 1998 C,
     4.750% 05/01/23                  3,000,000      2,848,560
   Series 2001 B,
     5.250% 05/01/15                  1,000,000      1,062,390
State Local Government
   Assistance Corp.:
   Series 1993 C,
     5.500% 04/01/17                  2,100,000      2,285,577
   Series 1993 E:
     5.000% 04/01/21                  6,650,000      6,649,535
     6.000% 04/01/14                  3,945,000      4,477,496
                                                  ------------
                                                    19,376,318
                                                  ------------
STATE APPROPRIATED - 13.2%
State Dormitory Authority:
   City University:
   Series 1990 C,
     7.500% 07/01/10                  1,500,000      1,782,420
   Series 1993 A:
     5.500% 05/15/13                  3,500,000      3,850,070
     6.000% 07/01/20                  2,000,000      2,270,780
   State University:
   Series 1999,
     5.250% 05/15/18                  1,000,000      1,115,350
   Series 2000 C,
     5.750% 05/15/17                  1,000,000      1,128,420
   University of New York,
   Series 1990 B,
     7.500% 05/15/11                    845,000      1,016,805

                                            PAR          VALUE
--------------------------------------------------------------
State Urban Development Corp.:
   Series 1993 A,
     5.500% 01/01/14                 $1,000,000   $  1,102,520
   Series 2000 D,
     5.000% 01/01/12                  1,000,000      1,059,650
   Series 2002 A,
     5.500% 01/01/17                  1,500,000      1,615,185
Triborough Bridge & Tunnel
   Authority, Javits Convention
   Center Project, Series 1990 E,
     7.250% 01/01/10                  1,000,000      1,155,130
                                                  ------------
                                                    16,096,330
                                                  ------------
STATE GENERAL OBLIGATIONS - 1.9%
PR Commonwealth of Puerto
   Rico Aqueduct & Sewer
   Authority, Series 1995,
     6.250% 07/01/12                  2,000,000      2,264,860
                                                  ------------
--------------------------------------------------------------
TRANSPORTATION - 15.0%
AIRPORTS - 1.8%
JFK International Airport Project,
   American Airlines,
   Series 2002 A,
     8.000% 08/01/12                    500,000        286,960
New York City Industrial
   Development Agency,
   Series 2001 A:
     5.500% 07/01/28                  1,000,000        933,760
     6.000% 07/01/27                  1,000,000        982,140
                                                  ------------
                                                     2,202,860
                                                  ------------
TOLL FACILITIES - 6.1%
State Thruway Authority:
   Highway & Bridging Trust Fund:
   Series 2000 A,
     5.750% 04/01/17                  1,000,000      1,092,240
   Series 2000 B,
     5.500% 04/01/10                  1,000,000      1,107,300
   Series 2001 B,
     5.250% 04/01/15                    500,000        529,215
Triborough Bridge & Tunnel
   Authority:
   Series 1992 Y,
     5.500% 01/01/17                  1,300,000      1,442,038
   Series 1993 B,
     5.000% 01/01/20                    500,000        518,005
   Series 2002,
     5.500% 11/15/20                  1,000,000      1,091,410
   Series 2002 B,
     5.250% 11/15/15                  1,500,000      1,621,410
                                                  ------------
                                                     7,401,618
                                                  ------------

See notes to investment portfolio.

July 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                 PAR          VALUE
--------------------------------------------------------------
TRANSPORTATION (continued)
TRANSPORTATION - 7.1%
Metropolitan Transportation
   Authority:
   Series 1993 O,
     5.500% 07/01/17                 $1,000,000   $  1,111,330
   Series 2002 E,
     5.500% 11/15/14                  1,500,000      1,660,965
Port Authority of New York &
   New Jersey, Series 1993,
     5.375% 03/01/28                  2,000,000      2,051,800
PR Commonwealth of Puerto Rico
   Highway & Transportation
   Authority,
   Series 2003 AA:
     5.500% 07/01/16                  1,500,000      1,662,765
     5.500% 07/01/20                  1,000,000      1,093,830
   Series 2002 E,
     5.500% 07/01/21                  1,000,000      1,088,490
                                                  ------------
                                                     8,669,180
                                                  ------------
--------------------------------------------------------------
UTILITY - 15.6%
INDEPENDENT POWER PRODUCER - 2.7%
New York City Industrial
   Development Agency,
   Brooklyn Navy Yard Partners,
   Series 1997,
     6.200% 10/01/22                    750,000        722,520
Port Authority of New York &
   New Jersey, KIAC Partners,
   Series 1996 IV,
     6.750% 10/01/19                  2,000,000      2,029,360
Suffolk County Industrial
   Development Agency,
   Nissequogue Cogen Partners,
   Series 1998,
     5.500% 01/01/23                    650,000        586,521
                                                  ------------
                                                     3,338,401
                                                  ------------
INVESTOR OWNED - 1.4%
State Energy Research &
   Development Authority,
   Brooklyn Union Gas Co.,
   Series 1993, IFRN,
     11.390% 04/01/20 (a)             1,500,000      1,774,620
                                                  ------------

Municipal Electric - 7.5%
Long Island Power Authority,
   Series 2000 A:
     (e) 06/01/15                     1,500,000        854,715
     (e) 06/01/18                     1,000,000        471,730

                                            PAR          VALUE
---------------------------------------------------------------
New York Electric System Revenue
   Series 2003 A,
     5.000% 06/01/09                 $1,000,000   $  1,073,840
   Series 1998 8,
     5.000% 04/01/10                  1,000,000      1,074,910
PR Commonwealth of Puerto Rico
   Electric Power Authority:
   Series 1998 DD,
     4.500% 07/01/19                  1,000,000        976,630
   Series 2002 KK,
     5.500% 07/01/15                  2,000,000      2,225,840
   Series 2002
     5.000% 07/01/19                  1,000,000      1,043,600
State Power Authority,
   Series 2002 A,
     4.750% 11/15/22                  1,500,000      1,434,150
                                                  ------------
                                                     9,155,415
                                                  ------------
WATER & SEWER - 4.0%
Albany Municipal Water
   Finance Authority,
   Series 2000 A,
     6.375% 12/01/17                    200,000        230,606
New York City Municipal Water
   Finance Authority:
   Series 1998 D,
     4.750% 06/15/25                  2,200,000      2,082,432
   Series 2001 D,
     (e) 06/15/17                     3,000,000      1,491,810
   Series 2002 A,
     5.375% 06/15/15                  1,000,000      1,067,900
                                                  ------------
                                                     4,872,748
                                                  ------------

TOTAL MUNICIPAL BONDS
   (cost of $114,958,469)                          120,511,922
                                                  ------------

SHORT-TERM OBLIGATIONS - 1.9%
--------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (f) - 1.9%
CO Denver Health & Hospital
   Authority, Series 2001 B,
   0.950% 12/01/31                      300,000        300,000
IA Educational Facilities Authority,
   Woodbury County
   Series 1996
     0.950% 11/01/16                    300,000        300,013
IA Higher Education Loan
   Authority, American Institute,
   Series 1998,
     1.000% 11/01/13                    200,000        200,000
IA State Finance Authority,
   Drake University,
   Series 2001,
     0.950% 07/01/31                    500,000        500,000



See notes to investment portfolio.

July 31, 2003 (Unaudited)

SHORT-TERM
OBLIGATIONS (CONTINUED)                     PAR         VALUE
--------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (f) (continued)
IL Health Facilities Authority,
   OSF Healthcare Systems,
   Series 2002,
     0.900% 11/15/27                 $  800,000   $    800,000
IN State Development Financing
   Authority, Cathedral High,
   Series 2001,
     0.950% 09/01/26                    200,000        200,000
                                                  ------------

TOTAL SHORT-TERM OBLIGATIONS
   (cost of $2,300,013)                              2,300,013
                                                  ------------

TOTAL INVESTMENTS - 100.5%
   (cost of $117,258,482) (g)                      122,811,935
                                                  ------------

OTHER ASSETS & LIABILITIES, NET - (0.5%)              (661,136)
--------------------------------------------------------------
NET ASSETS - 100.0%                               $122,150,799
                                                  ============

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------

(a)Interest rates on variable rate securities change periodically. The rate listed is as of July 31, 2003.
(b)Settlement of this security is on a delayed delivery basis.
(c)Stepped coupon bond. Currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.
(d)The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(e)Zero coupon bond.
(f)Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 2003.
(g)Cost for federal income tax purposes is $116,898,445.

           ACRONYM                    NAME
           -------                    ----
            IFRN           Inverse Floating Rate Note

See notes to financial statements.

 STATEMENT OF ASSETS AND LIABILITIES

July 31, 2003 (Unaudited)

ASSETS:
Investments, at cost                       $117,258,482
                                           ------------
Investments, at value                      $122,811,935
Cash                                             92,238
Receivable for:
   Fund shares sold                             566,920
   Interest                                   1,225,428
Expense reimbursement due from Advisor           28,912
Deferred Trustees' compensation plan              5,009
                                           ------------
     Total Assets                           124,730,442
                                           ------------
LIABILITIES:
Payable for:
   Investments purchased
     on a delayed delivery basis              1,973,200
   Fund shares repurchased                      335,175
   Distributions                                166,996
   Management fee                                53,145
   Transfer agent fee                            13,455
   Pricing and bookkeeping fees                   9,093
   Trustees' fee                                    157
   Audit fee                                     19,968
Deferred Trustees' fee                            5,009
Other liabilities                                 3,445
                                           ------------
     Total Liabilities                        2,579,643
                                           ------------
NET ASSETS                                 $122,150,799
                                           ============
COMPOSITION OF NET ASSETS:
Paid-in capital                            $117,093,238
Undistributed net investment income             338,802
Accumulated net realized loss                  (834,694)
Net unrealized appreciation on investments    5,553,453
                                           ------------
NET ASSETS                                 $122,150,799
                                           ============
CLASS A:
Net assets                                 $ 67,075,758
Shares outstanding                            8,992,006
                                           ------------
Net asset value per share                  $       7.46(a)
                                           ============
Maximum offering price per share
   ($7.46/0.9525)                          $       7.83(b)
                                           ============
CLASS B:
Net assets                                 $ 44,757,677
Shares outstanding                            6,000,584
                                           ------------
Net asset value and offering price
   per share                               $       7.46(a)
                                           ============
CLASS C:
Net assets                                 $ 10,317,364
Shares outstanding                            1,383,144
                                           ------------
Net asset value and offering price
   per share                               $       7.46(a)
                                           ============

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)On sales of $50,000 or more the offering price is reduced.

 STATEMENT OF OPERATIONS

For the Six Months Ended
July 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest                                    $ 3,078,258
                                           ------------

EXPENSES:
Management fee                                  310,812
Distribution fee:
   Class B                                      169,178
   Class C                                       39,106
Service fee                                     141,563
Pricing and bookkeeping fees                     32,913
Transfer agent fee                              101,156
Trustees' fee                                     3,996
Custody fee                                       2,801
Other expenses                                   45,403
                                           ------------
   Total Expenses                               846,928
Fees and expenses waived or reimbursed
   by Advisor                                  (123,917)
Fees waived by Distributor-- Class C            (15,664)
Custody earnings credit                            (191)
                                           ------------
   Net Expenses                                 707,156
                                           ------------
Net Investment Income                         2,371,102
                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                 (277,078)
   Futures contracts                            464,721
                                           ------------
     Net realized gain                          187,643
                                           ------------
Net change in unrealized appreciation/
   depreciation on Investments               (2,671,085)
                                           ------------
Net Loss                                     (2,483,442)
                                           ------------

Net Decrease in Net Assets from Operations   $ (112,340)
                                           ------------


See notes to financial statements.

 STATEMENT OF CHANGES IN NET ASSETS

                              (UNAUDITED)
                              SIX MONTHS
                                 ENDED     YEAR ENDED
INCREASE (DECREASE)            JULY 31,    JANUARY 31,
IN NET ASSETS:                   2003         2003
------------------------------------------------------
OPERATIONS:
Net investment income         $ 2,371,102  $ 4,433,079
Net realized gain (loss) on
   investments and futures
   contracts                      187,643      (42,427)
Net change in unrealized
   appreciation/depreciation
   on investments and
   futures contracts           (2,671,085)   2,413,306
                             ------------ ------------
Net Increase (Decrease)
   from Operations               (112,340)   6,803,958
                             ------------ ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                     (1,408,942)  (2,820,862)
   Class B                       (752,857)  (1,399,201)
   Class C                       (189,426)    (219,557)
                             ------------ ------------
Total Distributions Declared
   to Shareholders             (2,351,225)  (4,439,620)
                             ------------ ------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions                6,598,813   19,722,065
   Distributions reinvested       768,485    1,490,440
   Redemptions                 (6,727,354) (15,079,397)
                             ------------ ------------
     Net Increase                 639,944    6,133,108
                             ------------ ------------
Class B:
   Subscriptions                7,614,885   15,130,982
   Distributions reinvested       412,241      720,180
   Redemptions                 (5,379,742) (10,078,215)
                             ------------ ------------
     Net Increase               2,647,384    5,772,947
                             ------------ ------------
Class C:
   Subscriptions                3,381,030    7,168,183
   Distributions reinvested       113,562      137,314
   Redemptions                 (2,308,598)  (2,117,231)
                             ------------ ------------
     Net Increase               1,185,994    5,188,266
                             ------------ ------------
Net Increase from Share
   Transactions                 4,473,322   17,094,321
                             ------------ ------------
Total Increase in Net Assets    2,009,757   19,458,659

NET ASSETS:
Beginning of period           120,141,042  100,682,383
                             ------------ ------------
End of period (including
   undistributed net
   investment income of
   $338,802 and $318,925,
   respectively)             $122,150,799 $120,141,042
                             ============ ============

                              (UNAUDITED)
                              SIX MONTHS
                                 ENDED     YEAR ENDED
                               JULY 31,    JANUARY 31,
                                 2003         2003
------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions                  847,962    2,586,775
   Issued for distributions
     reinvested                    99,198      196,822
   Redemptions                   (868,244)  (1,971,698)
                             ------------ ------------
      Net Increase                 78,916      811,899
                             ------------ ------------

Class B:
   Subscriptions                  980,530    1,995,518
   Issued for distributions
     reinvested                    53,215       95,075
   Redemptions                   (690,132)  (1,335,151)
                             ------------ ------------
      Net Increase                343,613      755,442
                             ------------ ------------

Class C:
   Subscriptions                  435,775      940,537
   Issued for distributions
     reinvested                    14,655       18,112
   Redemptions                   (296,099)    (282,911)
                             ------------ ------------
      Net Increase                154,331      675,738
                             ------------ ------------


See notes to financial statements.

 NOTES TO FINANCIAL STATEMENTS

July 31, 2003 (Unaudited)


NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Liberty New York Tax Exempt Fund (the "Fund"), a series of Liberty Funds Trust V (the "Trust"), is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and New York state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a CDSC on redemptions made within one year after purchase.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES:
All income, expenses (other than Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT
AND PREMIUM:
Interest income is recorded on the accrual basis. Premium and discount are being amortized and accreted, respectively, for all debt securities.

DISTRIBUTIONS TO SHAREHOLDERS:
The Fund declares and records distributions daily and pays monthly.

NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may

July 31, 2003 (Unaudited)

differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID
TO AFFILIATES
On April 1, 2003, Colonial Management Associates, Inc. ("Colonial"), the investment advisor and pricing and bookkeeping agent to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

MANAGEMENT FEE:
Columbia is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Liberty California Tax-Exempt Fund, Liberty Connecticut Tax-Exempt Fund and Liberty Massachusetts Tax-Exempt Fund as follows:

      AVERAGE DAILY NET ASSETS   ANNUAL FEE RATE
------------------------------------------------
       First $2 billion               0.50%
       Over $2 billion                0.45%

PRICING AND BOOKKEEPING FEES:
Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended July 31, 2003, the annualized net asset based fee rate was 0.031%. The Fund also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND
DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the Fund's principal underwriter. During the six months ended July 31, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $10,997 on sales of the Fund's Class A shares and received CDSC of $50,039 and $5,839 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and (2) 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% annual rates. For the six months ended July 31, 2003, the Fund's annualized service fee rate was 0.23%.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:
Columbia has voluntarily agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.60% annually of the Fund's average daily net assets.

July 31, 2003 (Unaudited)


OTHER:
The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $191 of custody fees were reduced by balance credits for the six months ended July 31, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
During the six months ended July 31, 2003, purchases and sales of investments, other than short-term obligations, were $9,111,645 and $1,569,197, respectively.

Unrealized appreciation (depreciation) at July 31, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation         $7,411,402
     Gross unrealized depreciation         (1,497,912)
                                           ----------
     Net unrealized appreciation           $5,913,490
                                           ==========

OTHER:
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and U.S. Treasury futures contracts and purchase and write options on futures. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. As of July 31, 2003, the Fund had no open futures contracts.

NOTE 5. LINE OF CREDIT
The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. Prior to April 26, 2003, the Fund participated in a separate credit agreement with similar terms to its existing agreement. No amounts were borrowed under these facilities for the six months ended July 31, 2003.

NOTE 6. SUBSEQUENT EVENT
The Board of Trustees of the Trust has approved the appointment of two new trustees to the Liberty Funds Board ("Liberty Board"). The two proposed trustees currently serve on the Board of Trustees of CMG Fund Trust ("CMG Funds"), which consists of 12 funds, and the Board of Directors of each of the 15 Columbia Funds. The CMG Funds and Columbia Funds are advised by Columbia. The appointment of the two new trustees to the Liberty Board is contingent upon the election of nine Liberty Board members and three existing CMG Funds Trustees to the Board of Trustees of the CMG Funds and the same nine Liberty Board members and three existing Columbia Funds Directors to the Board of Directors of each of the Columbia Funds.

Shareholders of the CMG Funds and each of the Columbia Funds are scheduled to vote on the proposal to elect the nine Liberty Board trustees and three existing CMG Funds Trustees/Columbia Funds Directors to the CMG Funds and each of the Columbia Funds at a special meeting of shareholders to be held on October 7, 2003. If approved at the special meeting, the new CMG Funds and Columbia Funds Board of Trustees/Directors will be effective immediately. The new Liberty Board will also become effective and will consist of 12 trustees which will be responsible for board oversight of 85 Liberty Funds in addition to the 12 CMG Funds and 15 Columbia Funds.

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                           (UNAUDITED)
                                           SIX MONTHS
                                               ENDED                          YEAR ENDED JANUARY 31,
                                             JULY 31,       ----------------------------------------------------------
CLASS A SHARES                                 2003          2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                       $   7.60     $   7.43      $   7.34     $   6.68     $   7.49     $   7.38
                                             --------     --------      --------     --------     --------     --------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.16(a)      0.33(a)       0.34(a)(b)   0.35(c)      0.35(c)      0.36
Net realized and unrealized gain (loss) on
   investments and futures contracts            (0.14)        0.17          0.07(b)      0.67        (0.81)        0.11
                                             --------     --------      --------     --------     --------     --------
   Total from Investment Operations              0.02         0.50          0.41         1.02        (0.46)        0.47
                                             --------     --------      --------     --------     --------     --------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                      (0.16)       (0.33)        (0.32)       (0.36)       (0.35)       (0.35)
In excess of net investment income                 --           --            --           --           --        (0.01)
                                             --------     --------      --------     --------     --------     --------
   Total Distributions Declared to
      Shareholders                              (0.16)       (0.33)        (0.32)       (0.36)       (0.35)       (0.36)
                                             --------     --------      --------     --------     --------     --------
NET ASSET VALUE,
   END OF PERIOD                             $   7.46     $   7.60      $   7.43     $   7.34     $   6.68     $   7.49
                                             ========     ========      ========     ========     ========     ========
Total return (d)(e)                             0.18%(f)     6.81%         5.75%       15.58%      (6.34)%        6.61%
                                             ========     ========      ========     ========     ========     ========
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (g)                                    0.83%(h)     0.82%         0.79%        0.79%        0.79%        0.77%
Net investment income (g)                       4.13%(h)     4.32%         4.61%(b)     5.02%        4.90%        4.78%
Waiver/reimbursement                            0.20%(h)     0.18%         0.21%        0.22%        0.18%        0.16%
Portfolio turnover rate                            1%(f)       11%            9%          18%          17%          28%
Net assets, end of period (000's)            $ 67,076     $ 67,779      $ 60,165     $ 47,733     $ 43,471     $ 55,348

(a)Per share data was calculated using average shares outstanding during the period.

(b)Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.55%to 4.61%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(c)The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(d)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)Not annualized.

(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)Annualized.


 FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                            (UNAUDITED)
                                           SIX MONTHS
                                               ENDED                          YEAR ENDED JANUARY 31,
                                             JULY 31,       ----------------------------------------------------------
CLASS B SHARES                                 2003          2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                       $   7.60     $   7.43      $   7.34     $   6.68     $   7.49     $   7.38
                                             --------     --------      --------     --------     --------     --------
INCOME FROM
   INVESTMENT OPERATIONS:

Net investment income                            0.13(a)      0.27(a)       0.29(a)(b)   0.30(c)      0.29(c)      0.30
Net realized and unrealized gain (loss) on
   investments and futures contracts            (0.14)        0.17          0.07(b)      0.67        (0.81)        0.12
                                             --------     --------      --------     --------     --------     --------
   Total from Investment Operations             (0.01)        0.44          0.36         0.97        (0.52)        0.42
                                             --------     --------      --------     --------     --------     --------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                      (0.13)       (0.27)        (0.27)       (0.31)       (0.29)       (0.30)
In excess of net investment income                 --           --            --           --           --        (0.01)
                                             --------     --------      --------     --------     --------     --------
   Total Distributions Declared to
      Shareholders                              (0.13)       (0.27)        (0.27)       (0.31)       (0.29)       (0.31)
                                             --------     --------      --------     --------     --------     --------
NET ASSET VALUE,
   END OF PERIOD                             $   7.46     $   7.60      $   7.43     $   7.34     $   6.68     $   7.49
                                             ========     ========      ========     ========     ========     ========
Total return (d)(e)                           (0.20)%(f)     6.02%         4.99%       14.74%      (7.04)%        5.80%
                                             ========     ========      ========     ========     ========     ========
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (g)                                    1.58%(h)     1.57%         1.54%        1.54%        1.54%        1.52%
Net investment income (g)                       3.36%(h)     3.57%         3.86%(b)     4.27%        4.15%        4.03%
Waiver/reimbursement                            0.20%(h)     0.18%         0.21%        0.22%        0.18%        0.16%
Portfolio turnover rate                            1%(f)       11%            9%          18%          17%          28%
Net assets, end of period (000's)            $ 44,758     $ 43,018      $ 36,409     $ 41,034     $ 44,747     $ 54,079

(a)Per share data was calculated using average shares outstanding during the period.

(b)Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and increase the ratio of net investment income to average net assets from 3.80% to 3.86%. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(c)The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)Not annualized.

(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)Annualized.

 FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                           (UNAUDITED)
                                           SIX MONTHS
                                               ENDED                          YEAR ENDED JANUARY 31,
                                             JULY 31,       ----------------------------------------------------------
CLASS C SHARES                                 2003          2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                       $   7.60     $   7.43      $   7.34     $   6.68     $   7.49     $   7.38
                                             --------     --------      --------     --------     --------     --------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.14(a)      0.29(a)       0.31(a)(b)   0.32(c)      0.31(c)      0.32
Net realized and unrealized gain (loss) on
   investments and futures contracts            (0.14)        0.17          0.07(b)      0.67        (0.81)        0.12
                                             --------     --------      --------     --------     --------     --------
   Total from Investment Operations                --         0.46          0.38         0.99        (0.50)        0.44
                                             --------     --------      --------     --------     --------     --------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                      (0.14)       (0.29)        (0.29)       (0.33)       (0.31)       (0.32)
In excess of net investment income              --           --            --           --           --           (0.01)
                                             --------     --------      --------     --------     --------     --------
   Total Distributions Declared to
      Shareholders                              (0.14)       (0.29)        (0.29)       (0.33)       (0.31)       (0.33)
                                             --------     --------      --------     --------     --------     --------
NET ASSET VALUE,
   END OF PERIOD                              $  7.46      $  7.60       $  7.43      $  7.34      $  6.68      $  7.49
                                             ========     ========      ========     ========     ========     ========
Total return (d)(e)                           (0.05)%(f)     6.34%         5.29%       15.07%      (6.76)%        6.13%
                                             ========     ========      ========     ========     ========     ========
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (g)                                    1.28%(h)     1.27%         1.24%        1.24%        1.24%        1.22%
Net investment income (g)                       3.68%(h)     3.87%         4.16%(b)     4.57%        4.45%        4.33%
Waiver/reimbursement                            0.50%(h)     0.48%         0.51%        0.52%        0.48%        0.46%
Portfolio turnover rate                            1%(f)       11%            9%          18%          17%          28%
Net assets, end of period (000's)            $ 10,317     $  9,344      $  4,108    $     900    $     654    $     720

(a)Per share data was calculated using average shares outstanding during the period.

(b)Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.10% to 4.16%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(c)The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)Not annualized.

(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)Annualized.

 TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty New York Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty New York Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty New York Tax-Exempt Fund

Liberty New York Tax-Exempt Fund  SEMIANNUAL REPORT, JULY 31, 2003

Logo: Eagle head

LibertyFunds

A Member of Columbia Management Group

(C)2003 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621

                                    PRSRT STD
                                  U.S. Postage
                                      PAID
                                  Holliston, MA
                                  Permit NO. 20

                                                774-03/841O-0703 (09/03) 03/2565

                              LIBERTY MASSACHUSETTS
                                 TAX-EXEMPT FUND
                                SEMIANNUAL REPORT
                                  JULY 31, 2003

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              For more information about receiving your shareholder
                reports electronically, call us at 800-345-6611.
                  To sign up for eDelivery, visit us online at
                              www.libertyfunds.com.

                              LIBERTY MASSACHUSETTS
                                 TAX-EXEMPT FUND
                                SEMIANNUAL REPORT
                                  JULY 31, 2003

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

 PRESIDENT'S MESSAGE

photo of Joseph R. Palombo

Dear Shareholder:

Despite the uncertainty that hung over the markets and the economy as the nation prepared to go to war in Iraq, the six-month period ended on a high note. Virtually all major segments of the stock and bond markets posted positive returns for the period. The economy, though still struggling, has made progress toward recovery. And, a new tax law is intended to boost consumer spending power and make investing more attractive. The Jobs and Growth Tax Relief Reconciliation Act of 2003 accelerates income tax rate cuts for virtually all Americans and slashes the tax rates on dividends and long-term capital gains.

The government is counting on Americans to turn their good fortune into higher spending. And the financial media has been full of advice on investment strategies that take advantage of the new rate structure. As you debate what you will do if the lower tax rate turns into a modest personal windfall, let me put in a word for considerations that could have an important, long-term impact on your portfolio. If your take-home pay increases as a result of the tax break and any rebate check you are entitled to receive--and if it's not eaten up by higher state taxes--consider making a commitment to invest at least one third of it. Add it to your retirement account. Use it to start an education account for your child, or set it aside for an emergency. But make a commitment and stick to it. Think of it as found money, because that is what it is. You didn't have it before. But now that you've found it, you can put it to work for a long-term goal.

Further, before you take advice from a television pundit or a magazine cover story about how to take advantage of the recent tax changes, talk to your financial advisor. There may be tax-related strategies that make sense for you. But there are no one-size-fits-all solutions. Keep in mind that tax rates change, and many of the provisions of this law are set to expire in just a few short years.

CONSOLIDATION AND A NEW NAME: COLUMBIA
I am pleased to announce that, effective April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. This consolidation does not affect the management or investment objectives of your fund and is the next step in our efforts to create a consistent identity and to streamline our organization. By consolidating these firms, we are able to create a more efficient organizational structure and strengthen certain key functions, such as research. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

The following report will provide you with more detailed information about the Massachusetts municipal bond market, fund performance and the strategies used by portfolio manager Gary Swayze. As always, we thank you for investing in Liberty funds and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE as of 7/31/03 ($)
         Class A                          7.90
         Class B                          7.90
         Class C                          7.90

DISTRIBUTIONS DECLARED PER SHARE 2/1/03 - 7/31/03 ($)
         Class A                          0.17
         Class B                          0.14
         Class C                          0.15

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.
--------------------------------------------------------------------------------

Not FDIC Insured o May Lose Value o No Bank Guarantee

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

 PERFORMANCE INFORMATION

VALUE OF A $10,000 INVESTMENT
7/31/93 - 7/31/03

PERFORMANCE OF A $10,000 INVESTMENT
7/31/93 - 7/31/03 ($)

                  without      with
                   sales       sales
                  charge      charge
---------------------------------------
 Class A          17,261      16,441
---------------------------------------
 Class B          16,024      16,024
---------------------------------------
 Class C          16,803      16,803


 mountain chart:

                                                  Lehman
       Class A shares    Class A shares         Brothers
        without sales        with sales        Municipal
               charge            charge       Bond Index

7/1993        $10,000           $ 9,525          $10,000
               10,187             9,703           10,208
               10,311             9,821           10,324
               10,334             9,843           10,344
               10,242             9,755           10,253
               10,431             9,936           10,469
               10,558            10,056           10,589
               10,320             9,830           10,314
                9,912             9,442            9,895
                9,975             9,501            9,979
               10,064             9,586           10,066
               10,007             9,532           10,004
               10,191             9,706           10,187
               10,213             9,728           10,223
               10,047             9,570           10,073
                9,813             9,347            9,893
                9,565             9,111            9,714
                9,834             9,367            9,928
               10,186             9,702           10,212
               10,471             9,974           10,509
               10,563            10,062           10,630
               10,585            10,083           10,643
               10,887            10,370           10,982
               10,713            10,204           10,887
               10,776            10,264           10,990
               10,925            10,406           11,130
               11,018            10,494           11,200
               11,239            10,705           11,362
               11,476            10,931           11,551
               11,640            11,088           11,662
               11,704            11,148           11,750
               11,564            11,015           11,670
               11,350            10,811           11,521
               11,297            10,760           11,489
               11,302            10,766           11,484
               11,427            10,884           11,609
               11,522            10,974           11,714
               11,512            10,965           11,711
               11,684            11,129           11,875
               11,826            11,265           12,010
               12,046            11,474           12,229
               11,978            11,409           12,178
               11,985            11,416           12,201
               12,100            11,525           12,313
               11,938            11,371           12,150
               12,052            11,480           12,252
               12,214            11,634           12,437
               12,360            11,773           12,570
               12,715            12,111           12,918
               12,579            11,982           12,796
               12,728            12,123           12,949
               12,813            12,204           13,032
               12,850            12,240           13,109
               13,059            12,439           13,300
               13,178            12,552           13,437
               13,166            12,541           13,441
               13,169            12,544           13,453
               13,106            12,483           13,392
               13,322            12,689           13,604
               13,391            12,755           13,657
               13,409            12,772           13,691
               13,630            12,983           13,903
               13,817            13,161           14,077
               13,768            13,114           14,077
               13,803            13,147           14,127
               13,842            13,184           14,162
               13,999            13,334           14,330
               13,875            13,216           14,267
               13,861            13,202           14,287
               13,894            13,234           14,323
               13,772            13,118           14,240
               13,560            12,916           14,035
               13,605            12,958           14,085
               13,445            12,807           13,973
               13,428            12,790           13,978
               13,251            12,621           13,827
               13,359            12,725           13,974
               13,270            12,639           13,869
               13,164            12,538           13,808
               13,365            12,730           13,968
               13,700            13,050           14,273
               13,610            12,964           14,189
               13,447            12,808           14,115
               13,841            13,183           14,489
               14,051            13,384           14,690
               14,298            13,619           14,916
               14,205            13,531           14,839
               14,399            13,715           15,001
               14,553            13,861           15,115
               15,096            14,378           15,488
               15,177            14,456           15,641
               15,253            14,528           15,691
               15,376            14,646           15,833
               15,040            14,325           15,662
               15,262            14,537           15,831
               15,403            14,671           15,937
               15,760            15,011           16,173
               16,078            15,315           16,440
               15,942            15,185           16,384
               16,186            15,417           16,579
               15,969            15,210           16,439
               15,798            15,048           16,283
               16,027            15,266           16,565
               16,279            15,505           16,764
               15,834            15,082           16,435
               16,225            15,455           16,756
               16,329            15,554           16,858
               16,515            15,731           17,036
               16,745            15,949           17,256
               16,973            16,166           17,463
               17,410            16,583           17,846
               17,027            16,219           17,550
               16,876            16,074           17,476
               17,375            16,550           17,845
               17,243            16,424           17,800
               17,624            16,787           18,049
               17,621            16,784           18,060
               17,788            16,943           18,179
               18,324            17,453           18,605
               18,168            17,305           18,526
7/2003         17,261            16,441           17,878


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot predict future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 7/31/03 (%)
Share class                                          A                          B                           C
Inception                                         4/10/87                    6/8/92                      8/1/97
-------------------------------------------------------------------------------------------------------------------
                                           without       with         without        with        without       with
                                            sales        sales         sales         sales        sales        sales
                                           charge       charge        charge        charge       charge       charge
-------------------------------------------------------------------------------------------------------------------
6 months (cumulative)                       0.04        -4.72         -0.34         -5.24         -0.19        -1.17
-------------------------------------------------------------------------------------------------------------------
1-year                                      3.02        -1.88          2.25         -2.68          2.56         1.57
-------------------------------------------------------------------------------------------------------------------
5-year                                      5.18         4.16          4.40          4.07          4.71         4.71
-------------------------------------------------------------------------------------------------------------------
10-year                                     5.61         5.10          4.83          4.83          5.33         5.33
-------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/03 (%)
Share class                                          A                          B                           C
-------------------------------------------------------------------------------------------------------------------
                                           without       with         without        with         without       with
                                            sales        sales         sales         sales         sales        sales
                                           charge       charge        charge        charge        charge       charge
-------------------------------------------------------------------------------------------------------------------
6 months (cumulative)                       4.56         -0.41         4.17         -0.83          4.33         3.33
-------------------------------------------------------------------------------------------------------------------
1-year                                     10.01          4.78         9.19          4.19          9.52         8.52
-------------------------------------------------------------------------------------------------------------------
5-year                                      6.30          5.27         5.51          5.19          5.82         5.82
-------------------------------------------------------------------------------------------------------------------
10-year                                     6.17          5.65         5.38          5.38          5.89         5.89
-------------------------------------------------------------------------------------------------------------------


Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year--5%, second year--4%, third year--3%, fourth year--3%, fifth year--2%, sixth year--1%, thereafter--0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class C share performance information includes returns of the fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g. Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer classes would have been lower.

sidebar:

SEC YIELDS AS OF 7/31/03 (%)
Class A                            3.33
Class B                            2.72
Class C                            3.03

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain fund expenses, the SEC yield would have been 2.70% for class C shares.

TAXABLE-EQUIVALENT SEC YIELDS
AS OF 7/31/03 (%)
Class A                            5.75
Class B                            4.69
Class C                            5.23

Taxable-equivalent SEC yields are based on the maximum effective 42.04% federal and state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

Top 5 sectors as of 7/31/03 (%)
Education                         19.2
Water & Sewer                     18.3
Hospital                          11.7
State general obligations          9.9
Refunded/escrowed                  8.6

Sector weightings are calculated as a percentage of net assets. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these sector breakdowns in the future.

PORTFOLIO MANAGER'S REPORT

For the six-month period ended July 31, 2003, Liberty Massachusetts Tax-Exempt Fund class A shares returned 0.04% without sales charge. Fund performance was lower than its benchmark, the Lehman Brothers Municipal Bond Index, which returned 0.43%, and was in line with its peer group, the Lipper Massachusetts Municipal Debt Funds Category, which returned an average of 0.12% for the period.1

The US bond markets were volatile during the six months ended July 31, 2003 as interest rates dropped to multi-decade lows, then rose toward the end of the period. During the early part of the period, the US economy stagnated while investors waited for the outcome of the confrontation with Iraq. Stocks rallied after the successful conclusion to major combat operations in Iraq, but bond yields continued to decline based on indications from the Federal Reserve Board that it would not raise interest rates anytime soon.

A statement in early May by Fed chairman Alan Greenspan, which hinted that the Fed might buy intermediate Treasuries to help ward off deflation, caused a surge in the prices of US Treasuries and set the stage for later volatility. Investors bought intermediate-term Treasuries, hoping to profit if the Fed made good on its potential purchases. Investors were also interested in purchasing intermediate term treasuries as a wave of mortgage refinancing activity threatened to reduce the mortgage bond market sensitivity to changes in interest rates. All of this activity brought Treasury rates lower. Municipal bond rates, which are typically influenced by Treasuries, paralleled their decline. Late in the period, market interest rates rose when it appeared that the economy was improving. In addition, the Fed lowered a key short-term interest rate by 0.25% and retracted its suggestion that it might buy Treasuries. As a result, investors who had purchased unusually large amounts of Treasuries sold their positions. The sell-off in Treasuries contributed to higher yields and lower bond prices during the last six weeks of the period.

EMPHASIS ON 10-YEAR BONDS HURT PERFORMANCE
The fund performed slightly worse than its benchmark, the Lehman Brothers Municipal Bond Index, as well as its Lipper peer group. The lower relative performance was primarily the result of a longer duration than the benchmark and our emphasis on 10-year bonds, which experienced the greatest yield increases during the period. When a bond's yield rises, its price declines. The fund's position in non-callable bonds also hurt performance, as the call protection -- for which we accepted a slightly lower yield -- was not useful.

MASSACHUSETTS MAKES STRIDES FORWARD
The debate over the 2004 Massachusetts budget turned out to be much more constructive than we predicted in our January update. State government

--------------------------
1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

took steps to remedy nearly $2.5 billion of structural imbalance in the Commonwealth's operating budget. The final budget reflects proposals by the Governor in the areas of human services reform, economic development and environmental management, as well as proposed fee increases that are expected to generate $700 million in new revenue. The budget calls for spending to increase by just over 1.0% -- one of the lowest increases in the past 25 years.

The budget represents a strong positive development, especially relative to similarly-rated states that are attempting one-shot budget fixes, such as pension, tobacco and deficit bonds. We believe that Massachusetts' budget has the potential to restore a outlook" from Moody's, a bond rating agency, and generally favorable comments from other rating agencies. However, the Commonwealth's problems will prevent the assignment of a "positive outlook" for the foreseeable future. The state must also concern itself with its growing debt service and Medicaid spending. A return to modest economic growth could go a long way toward remedying these budget woes.

A POSITIVE OUTLOOK FOR THE FUND
As we look ahead, we believe that the fund's relatively longer duration stance relative to its peer group should work to its advantage. Strong job growth could change our outlook, but this seems unlikely. We do not believe that consumer spending, which is the engine of corporate revenues, is likely to accelerate nor do we expect a pick up in inflation. Without increased revenues, companies are unlikely to resume hiring. As a result, the fund's emphasis on intermediate-term municipal bonds should continue to work in the fund's favor.

/s/ Gary Swayze

Gary Swayze has managed the Liberty Massachusetts Tax-Exempt Fund since July
1998.

-----------------------
Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-exempt mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Single-state municipal bond funds pose additional risks due to limited geographical diversification. Because the fund may invest a significant percentage of its total assets in the securities of a single issuer, it may have increased risk of loss compared to a similar diversified fund.

 MATURITY BREAKDOWN (%)

              As of 7/31/03     As of 1/31/03
0-5 years           3.5               4.8
5-7 years           7.9               5.3
7-10 years          8.1              11.0
10-15 years        29.2              23.4
15-20 years        28.5              29.7
20-25 years         5.4               8.2
25 years
  and over         15.6              16.3
Net Cash
  and Equivalents   1.8               1.3

Maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these sector breakdowns in the future.

 QUALITY BREAKDOWN as of 7/31/03 (%)

AAA: 59.0
AA: 20.7
A: 6.2
BBB: 8.4
BB: 1.3
Non-Rated: 2.6
Net Cash and Equivalents: 1.8

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc., or Fitch Investors Service, Inc.

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality breakdowns in the future.

 INVESTMENT PORTFOLIO

July 31, 2003 (Unaudited)

MUNICIPAL BONDS - 97.7%               PAR         VALUE
-------------------------------------------------------
EDUCATION - 20.9%
EDUCATION - 19.2%
State College Building Authority:
   Series 1999 A:
     (a) 05/01/14              $1,825,000   $ 2,309,538
     (a) 05/01/18               7,760,000     3,691,975
     (a) 05/01/23               6,000,000     2,074,620
   University of Massachusetts
   Building Authority,
   Series 2003 1,
     5.250% 11/01/14 (b)        1,155,000     1,259,977
State Development Finance Agency:
   Boston University,
   Series 1999 P,
     6.000% 05/15/59            1,000,000     1,043,200
   College of Pharmacy & Allied
   Health Services:
   Series 1999 B,
     6.625% 07/01/20              765,000       824,952
   Series 2003,
     5.750% 07/01/33 (c)        1,000,000       976,240
   Deerfield Academy,
   Series 2003 A,
     5.000% 10/01/15              805,000       850,441
   Western New England College,
   Series 2002,
     5.875% 12/01/22              905,000       898,719
State Health & Educational
   Facilities Authority:
   Brandeis University,
   Series 1998 I,
     4.750% 10/01/28            6,500,000     6,095,960
   Harvard University,
   Series 1991 N,
     6.250% 04/01/20            2,450,000     2,860,375
   Learning Center for Deaf
   Children, Series 1999 C,
     6.100% 07/01/19            1,000,000       978,500
   Massachusetts Institute
   of Technology,
   Series 2002 K:
     5.375% 07/01/17            4,250,000     4,617,583
     5.500% 07/01/32            1,500,000     1,607,475
   Series 2003 L,
     5.000% 07/01/18            2,500,000     2,604,225
   Tufts University,
   Series 2002 J:
     5.500% 08/15/16            1,250,000     1,378,763
     5.500% 08/15/18            1,000,000     1,095,760

                                      PAR         VALUE
-------------------------------------------------------
   University of Massachusetts:
   Series 2000 A,
     5.850% 10/01/20           $2,000,000   $ 2,172,460
   Series 2002 C,
     5.500% 10/01/16              500,000       537,185
   Wellesley College
   Series 2003,
     5.000% 07/01/21            1,000,000     1,011,660
State Industrial Finance Agency:
   Cambridge Friends School,
   Series 1998,
     5.750% 09/01/18            1,000,000       999,940
   Concord Academy,
   Series 1997,
     5.500% 09/01/27            1,250,000     1,220,600
   St. John's High School,
   Series 1998,
     5.700% 06/01/18            1,000,000     1,011,750
   Tabor Academy,
   Series 1998,
     5.400% 12/01/18            1,000,000       989,850
                                            -----------
                                             43,111,748
                                            -----------
STUDENT LOAN - 1.7%
New England Educational Loan
   Marketing Corp., Student Loan,
   Series 1993 A,
     5.700% 07/01/05            2,000,000     2,140,300
State Educational Financing
   Authority, Series 2002 E,
     5.000% 01/01/13            1,500,000     1,546,710
                                            -----------
                                              3,687,010
                                            -----------
-------------------------------------------------------
HEALTH CARE - 16.6%
CONGREGATE CARE RETIREMENT - 1.8%
Boston Industrial Development
   Financing Authority:
   Crosstown Center Hotel LLC,
   Series 2002,
     6.500% 09/01/35            2,000,000     1,922,700
   Springhouse, Inc.,
   Series 1988,
     5.875% 07/01/18            1,200,000     1,161,600
State Development Finance Agency,
   Loomis Communities Project,
   Series 2002 A,
     6.900% 03/01/32            1,000,000     1,013,920
                                            -----------
                                              4,098,220
                                            -----------
Health Services - 0.6%
State Development Finance Agency,
   Boston Biomedical Research
   Institute, Series 1999,
     5.750% 02/01/29            1,450,000     1,354,662
                                            -----------

See notes to investment portfolio.

July 31, 2003 (Unaudited)


MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
HEALTH CARE (continued)
HOSPITALS - 11.7%
State Development Finance Agency,
   Massachusetts Biomedical
   Research Corp.,
   Series 2000 C,
     6.250% 08/01/20           $1,000,000   $ 1,042,710
State Health & Educational
   Facilities Authority:
   Berkshire Health System,
   Series 1994 C,
     6.000% 10/01/20            1,000,000       989,870
   Cape Cod Health Care,
   Series 2001 C,
     5.250% 11/15/17            2,000,000     2,006,140
   Covenant Health System,
   Series 2002,
     6.000% 07/01/31            1,000,000     1,020,900
   Dana-Farber Cancer Institute,
   Series 1995 G1,
     5.500% 12/01/27            5,000,000     4,911,400
   Jordan Hospital
   Series 2003 E,
     6.750% 10/01/33            1,500,000     1,421,730
   Milford-Whitinsville
   Regional Hospital:
   Series 1998 C,
     5.375% 07/15/28              500,000       437,370
   Series 2002 D,
     6.350% 07/15/32            1,000,000     1,004,200
   Partners Healthcare System,
   Series 2001 C,
     5.750% 07/01/32            1,000,000     1,021,620
   South Shore Hospital,
   Series 1999 F:
     5.625% 07/01/19            2,015,000     2,019,352
     5.750% 07/01/29            1,000,000       994,610
   Winchester Hospital,
   Series 2000 E,
     6.750% 07/01/30            1,000,000     1,055,020
   Youville House Project,
   Series 1997,
     5.950% 02/15/17              500,000       567,135
State Industrial Finance Agency,
   Massachusetts Biomedical
   Research Corp.,
   Series 1989 A2:
     (a) 08/01/08               2,000,000     1,690,000
     (a) 08/01/10               8,000,000     5,972,160
                                            -----------
                                             26,154,217
                                            -----------

                                      PAR         VALUE
-------------------------------------------------------
INTERMEDIATE CARE FACILITIES - 0.4%
State Development Finance Agency,
   New England Center for Children,
   Series 1998,
     5.875% 11/01/18            $ 950,000     $ 848,340
                                            -----------

NURSING HOMES - 2.1%
State Industrial Finance Agency:
   Chelsea Jewish Nursing Home,
   Series 1997 A,
     6.500% 08/01/37              950,000     1,014,296
   GF/Massachusetts, Inc.,
   Series 1994,
     8.300% 07/01/23            2,230,000     2,267,977
   Woodlawn Manor, Inc.:
   Series 2000 A,
     7.750% 12/01/27            1,370,000     1,163,582
   Series 2000 B,
     11.657% 06/01/27             295,000       268,297
                                            -----------
                                              4,714,152
                                            -----------
-------------------------------------------------------
HOUSING - 1.3%
MULTI-FAMILY - 0.7%
Boston Mount Pleasant Housing
   Development Corp.,
   Series 1992 A,
     6.750% 08/01/23            1,505,000     1,520,050
                                            -----------

Single Family - 0.6%
State Housing Finance Agency,
   Series 1997 57,
     5.600% 06/01/30            1,360,000     1,362,829
                                            -----------
-------------------------------------------------------
OTHER - 10.1%
OTHER - 1.5%
State Development Finance Agency:
   WGBH Educational
   Foundation, Series 2002 A,
     5.750% 01/01/42            2,000,000     2,165,060
   Worcester Redevelopment
   Authority, Series 1999,
     6.000% 06/01/24            1,300,000     1,335,854
                                            -----------
                                              3,500,914
                                            -----------
REFUNDED/ESCROWED (c) - 8.6%
Rail Connections, Inc.,
   Rte. 128 Parking Garage,
   Series 1999 A,
     6.000% 07/01/14              500,000       585,860


See notes to investment portfolio.

July 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
OTHER (CONTINUED)
REFUNDED/ESCROWED (c) (CONTINUED)
State:
   Series 1990 B,
     7.000% 07/01/09           $4,385,000   $ 5,183,728
   Series 1992 B,
     6.500% 08/01/08            1,000,000     1,172,690
State Industrial Finance Agency,
   Belmont Home Care,
   Series 1995 A,
     9.270% 01/01/25            1,915,000     2,160,580
State Port Authority,
   Series 2003 C,
     5.000% 07/01/12            1,500,000     1,598,190
State Turnpike Authority:
   Series 1993 A,
     5.000% 01/01/20            7,000,000     7,266,210
   Series 1997 C,
     (a) 01/01/20               3,000,000     1,269,030
                                            -----------
                                             19,236,288
                                            -----------
-------------------------------------------------------
OTHER REVENUE - 0.4%
RECREATION - 0.4%
State Development Finance Agency,
   YMCA of Greater Boston,
   Series 1998,
     5.450% 11/01/28            1,000,000       948,480
                                            -----------
-------------------------------------------------------
RESOURCE-RECOVERY - 1.0%
DISPOSAL - 0.4%
State Industrial Finance Agency,
   Peabody Monofill Associates, Inc.,
   Series 1995,
     9.000% 09/01/05              920,000       955,392
                                            -----------

RESOURCE RECOVERY - 0.6%
State Development Finance Agency,
   Ogden Haverhill Project,
   Series 1998 B,
     5.500% 12/01/19            1,000,000       910,850
State Industrial Finance Agency,
   Ogden Haverhill Project,
   Series 1998 A,
     5.600% 12/01/19              500,000       460,455
                                            -----------
                                              1,371,305
                                            -----------
-------------------------------------------------------
TAX-BACKED - 18.8%
LOCAL GENERAL OBLIGATIONS - 2.7%
Belchertown,
   Series 2002,
     5.000% 01/15/14            1,665,000     1,772,992

                                      PAR         VALUE
-------------------------------------------------------
New Bedford,
   Series 2001,
     5.500% 05/01/16           $2,955,000   $ 3,207,653
Springfield,
   Series 2001,
     5.500% 08/01/15            1,000,000     1,086,910
                                            -----------
                                              6,067,555
                                            -----------
SPECIAL NON-PROPERTY TAX - 2.9%
PR Commonwealth of Puerto Rico
   Highway & Transportation
   Authority Revenue:
   Series 1993 W,
     5.500% 07/01/09              660,000       740,084
   Series 2002 E:
     5.500% 07/01/14            2,000,000     2,231,300
     5.500% 07/01/18            1,000,000     1,103,170
     5.500% 07/01/21            1,670,000     1,817,778
PR Commonwealth of Puerto Rico
   Public Buildings Authority,
   Government Facilities,
   Series 2002 C,
     5.500% 07/01/14              500,000       534,715
                                            -----------
                                              6,427,047
                                            -----------
STATE APPROPRIATED - 3.3%
Massachusetts Bay Transportation
   Authority:
   Series 1988,
     7.750% 01/15/06              150,000       162,437
   Series 2002 A,
     5.250% 07/01/21            1,000,000     1,019,930
   Series 2003 A,
     5.250% 07/01/12            2,000,000     2,161,720
PR Commonwealth of Puerto Rico
   Public Finance Corp.:
   Series 1998 A,
     5.375% 06/01/15            1,000,000     1,100,780
     5.375% 06/01/19            2,190,000     2,376,654
   Series 2002 E,
     6.000% 08/01/26              600,000       653,766
                                            -----------
                                              7,475,287
                                            -----------
STATE GENERAL OBLIGATIONS - 9.9%
Massachusetts Bay Transportation
   Authority:
   Series 1991 A,
     7.000% 03/01/21            1,500,000     1,868,505
   Series 1992 B,
     6.200% 03/01/16            3,725,000     4,332,883
   Series 1994 A:
     7.000% 03/01/10            5,000,000     5,934,850
     7.000% 03/01/11            2,000,000     2,388,760
     7.000% 03/01/14            1,250,000     1,524,938


See notes to investment portfolio.

July 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
TAX-BACKED (CONTINUED)
STATE GENERAL OBLIGATIONS (CONTINUED)
State General Obligation,
   Consolidated Loan:
   Series 2001 D,
     5.500% 11/01/15           $1,000,000   $ 1,100,250
   Series 2002 E,
     5.250% 01/01/20            2,000,000     2,056,780
PR Commonwealth of Puerto Rico:
   Series 1998,
     5.250% 07/01/18            1,000,000     1,024,960
   Series 2001,
     5.500% 07/01/16            1,750,000     1,939,893
                                            -----------
                                             22,171,819
                                            -----------
-------------------------------------------------------
TRANSPORTATION - 7.3%
AIR TRANSPORTATION - 1.6%
State Port Authority:
   Delta Airlines, Inc.,
   Series 2001 A,
     5.500% 01/01/15            1,985,000     2,033,236
   US Airways, Inc.,
   Series 1999,
     6.000% 09/01/21            1,500,000     1,551,420
                                            -----------
                                              3,584,656
                                            -----------
AIRPORTS - 2.0%
State Port Authority,
   Series 1999:
     10.260% 07/01/29 (d)       1,500,000     1,649,415
     10.760% 07/01/21 (d)       2,500,000     2,782,900
                                            -----------
                                              4,432,315
                                            -----------
TOLL FACILITIES - 2.7%
State Turnpike Authority,
   Series 1999 A:
     4.750% 01/01/34            5,500,000     5,092,120
     5.000% 01/01/39            1,000,000       950,700
                                            -----------
                                              6,042,820
                                            -----------
TRANSPORTATION - 1.0%
State, Series 1998 B,
     (a) 06/15/12               3,145,000     2,124,605
                                            -----------
-------------------------------------------------------
UTILITY - 21.3%
INDEPENDENT POWER PRODUCER - 0.3%
PR Commonwealth of Puerto Rico
   Industrial, Educational,
   Medical & Environmental
   Cogeneration Facilities,
   AES Project,
   Series 2000,
     6.625% 06/01/26              650,000       672,074
                                            -----------

                                      PAR         VALUE
-------------------------------------------------------
JOINT POWER AUTHORITY - 1.5%
State Municipal Wholesale Electric Co.:
   Nuclear Project 3-A,
   Series 2001,
     5.250% 07/01/13           $1,180,000   $ 1,259,886
   Nuclear Project 6-A,
   Series 2001,
     5.250% 07/01/14            2,000,000     2,117,180
                                            -----------
                                              3,377,066
                                            -----------
MUNICIPAL ELECTRIC - 1.2%
State Development Finance Agency,
   Devens Electric System,
   Series 2001,
     6.000% 12/01/30            1,000,000     1,010,740
PR Commonwealth of Puerto Rico,
   Electric Power Authority,
   Series 1995 Y,
     7.000% 07/01/07            1,500,000     1,753,365
                                            -----------
                                              2,764,105
                                            -----------
WATER & SEWER - 18.3%
Boston Water & Sewer Commission:
   Series 1992 A,
     5.750% 11/01/13            1,000,000     1,119,150
   Series 1993 A,
     5.250% 11/01/19            4,750,000     5,016,475
State Water Pollution
   Abatement Trust:
   MWRA Program:
   Series 1999 A,
     6.000% 08/01/17            2,445,000     2,809,134
   Series 2002 A,
     5.250% 08/01/18            2,000,000     2,084,440
   New Bedford Project:
   Series 1996 A,
     6.000% 02/01/06              220,000       241,294
   Pool Project:
   Series 1999 5,
     5.500% 08/01/14            1,085,000     1,177,344
   Series 2001 7:
     5.250% 08/01/12            1,000,000     1,079,460
     5.250% 02/01/14            2,000,000     2,127,460
   Series 2002 8,
     5.000% 08/01/17            1,000,000     1,030,700
State Water Resources Authority:
   Series 1992 A:
     6.500% 07/15/09            2,000,000     2,336,140
     6.500% 07/15/19            5,100,000     6,001,986
   Series 1993 C,
     5.250% 12/01/15            3,750,000     4,047,210
   Series 1995 B,
     6.250% 12/01/13            5,000,000     5,842,650


See notes to investment portfolio.

July 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
UTILITY (CONTINUED)
WATER & SEWER (CONTINUED)
   Series 1998 B,
     4.500% 08/01/22           $2,500,000   $ 2,310,250
   Series 2002 J:
     5.250% 08/01/19            1,000,000     1,061,370
     5.500% 08/01/21            2,500,000     2,696,775
                                            -----------
                                             40,981,838
                                            -----------

TOTAL MUNICIPAL BONDS
   (cost of $208,369,939)                   218,984,794
                                            -----------

SHORT-TERM OBLIGATIONS - 1.8%
-------------------------------------------------------
VARIABLE RATE DEMAND NOTES (e) - 1.8%
IA State Educational Facilities
   Woodbury County
   Series 1996,
     0.950% 11/01/16              300,000       300,013
IA State Financial Authority:
   Drake University,
   Series 2001,
     0.950% 07/01/31              200,000       200,000
   Small Business Development,
   Series 1985,
     0.900% 11/01/15              300,000       300,000
IA State Higher Education
   Loan Authority:
   American Institute of Business,
   Series 1998,
     1.000% 11/01/13              510,000       510,000
   Grand View,
   Series 2000,
     0.950% 10/01/25              100,000       100,000
   Loras College,
   Series 2000,
     0.900% 11/01/30              100,000       100,000
IL State Health Facilities Authority,
   OSF Healthcare Systems,
   Series 2002,
     0.900% 11/15/27              500,000       500,000
IN State Finance Authority
   Educational Facilities, Cathedral
   High, Series 2001,
     0.950% 09/01/26              100,000       100,000
IN State Health Facility Financing
   Authority, Fayette Memorial
   Hospital, Series 2002,
     0.950% 10/01/32              400,000       400,000
   Golden Years Homestead
   Series 2002 A,
     0.900% 06/01/25              300,000       300,000

                                      PAR         VALUE
-------------------------------------------------------
MN Brooklyn Center,
   Brookdale Corp.,
   Series 2001,
     0.950% 12/01/07            $ 200,000     $ 200,000
MN Mankato,
   Bethany Lutheran College
   Series 2000 B,
     0.950% 11/01/15              100,000       100,000
MN Minneapolis,
   Series 2000,
     0.750% 12/01/10              200,000       200,000
   Series 1998 B,
     0.750% 12/01/16              100,000       100,000
MS State Development Financial
   Facilities, St. Louis Convention
   Center, Series 2000 C,
     0.950% 12/01/20              400,000       400,000
MS State Health & Educational
   Facilities, Washington University,
   Series 1996 D,
     0.900% 09/01/30              100,000       100,000
WY Utica County, Pollution
   Control, Chevron USA,
   Series 1997,
     0.850% 04/01/10              200,000       200,000
                                            -----------

TOTAL SHORT-TERM OBLIGATIONS
   (cost of $4,110,013)                       4,110,013
                                            -----------

TOTAL INVESTMENTS - 99.5%
   (cost of $212,479,952)(f)                223,094,807
                                            -----------

OTHER ASSETS & LIABILITIES, NET - 0.5%        1,096,090
-------------------------------------------------------
NET ASSETS - 100.0%                        $224,190,897
                                           ============

NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------
(a)Zero coupon bond.
(b)Security purchased on a delayed delivery basis.
(c)The fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevokable trust, solely for the payment of principal and interest.
(d)Interest rates on variable rate securities change periodically. The rate listed is as of July 31, 2003.
(e)Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 2003.
(f)Cost for federal income tax purposes is $212,182,459.

See notes to financial statements.

 STATEMENT OF ASSETS AND LIABILITIES

July 31, 2003 (Unaudited)

ASSETS:
Investments, at cost                       $212,479,952
                                           ------------
Investments, at value                      $223,094,807
Cash                                             27,928
Receivable for:
   Investments sold                             770,727
   Interest                                   2,530,582
Deferred Trustees' compensation plan              6,975
                                           ------------
     Total Assets                           226,431,019
                                           ------------
LIABILITIES:
Payable for:
   Investments purchased on
     a delayed delivery basis                 1,259,977
   Fund shares repurchased                      474,265
   Distributions                                340,776
   Management fee                                98,624
   Transfer agent fee                            31,529
   Pricing and bookkeeping fees                  15,330
Deferred Trustees' fee                            6,975
Other liabilities                                12,646
                                           ------------
     Total Liabilities                        2,240,122
                                           ------------
NET ASSETS                                 $224,190,897
                                           ============
COMPOSITION OF NET ASSETS:
Paid-in capital                            $210,666,442
Undistributed net investment income             575,536
Accumulated net realized gain                 2,334,064
Net unrealized appreciation on
   investments                               10,614,855
                                           ------------
NET ASSETS                                 $224,190,897
                                           ============
CLASS A:
Net assets                                 $167,233,152
Shares outstanding                           21,162,767
                                           ------------
Net asset value per share                  $       7.90(a)
                                           ============
Maximum offering price per share
   ($7.90/0.9525)                          $       8.29(b)
                                           ============
CLASS B:
Net assets                                 $ 42,233,382
Shares outstanding                            5,344,391
                                           ------------
Net asset value and offering price
   per share                               $       7.90(a)
                                           ============
CLASS C:
Net assets                                 $ 14,724,363
Shares outstanding                            1,863,288
                                           ------------
Net asset value and offering price
   per share                               $       7.90(a)
                                           ============

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)On sales of $50,000 or more the offering price is reduced.

 STATEMENT OF OPERATIONS

For the Six Months Ended
July 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest                                    $ 6,002,055
                                           ------------

EXPENSES:
Management fee                                  578,147
Distribution fee:
   Class B                                      164,492
   Class C                                       50,883
Service fee                                     240,143
Pricing and bookkeeping fees                     52,989
Transfer agent fee                              190,240
Trustees' fee                                     4,923
Custody fee                                       4,484
Other expenses                                   49,854
                                           ------------
   Total Expenses                             1,336,155
Fees waived by Distributor - Class C            (20,377)
Custody earnings credit                            (313)
                                           ------------
   Net Expenses                               1,315,465
                                           ------------
Net Investment Income                         4,686,590
                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain on:
   Investments                                1,523,376
   Futures contracts                            583,335
                                           ------------
     Net realized gain                        2,106,711
                                           ------------
Net change in unrealized
   appreciation/depreciation
   on investments                            (6,928,012)
                                           ------------
Net Loss                                     (4,821,301)
                                           ------------
Net Decrease in Net Assets
   from Operations                           $ (134,711)
                                           ------------

See notes to financial statements.

 STATEMENT OF CHANGES IN NET ASSETS

                              (UNAUDITED)
                              SIX MONTHS
                                 ENDED     YEAR ENDED
INCREASE (DECREASE)            JULY 31,    JANUARY 31,
IN NET ASSETS:                   2003         2003
-------------------------------------------------------
OPERATIONS:
Net investment income         $ 4,686,590  $  9,357,026
Net realized gain on investments
   and futures contracts        2,106,711     1,124,256
Net change in unrealized
   appreciation/depreciation
   on investments and
   futures contracts           (6,928,012)    5,369,890
                            -------------  ------------
Net Increase (Decrease)
   from Operations               (134,711)   15,851,172
                            -------------  ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                     (3,568,304)   (7,661,298)
   Class B                       (734,540)   (1,517,168)
   Class C                       (246,010)     (342,675)
From net realized gains:
   Class A                             --      (375,665)
   Class B                             --       (93,823)
   Class C                             --       (23,300)
                            -------------  ------------
Total Distributions Declared
   to Shareholders             (4,548,854)  (10,013,929)
                            -------------  ------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions                9,759,154    21,509,939
   Distributions reinvested     1,958,476     4,481,971
   Redemptions                (11,550,163)  (29,313,434)
                            -------------  ------------
     Net Increase (Decrease)      167,467    (3,321,524)
                            -------------  ------------
Class B:
   Subscriptions                4,325,314    11,218,183
   Distributions reinvested       463,372     1,024,007
   Redemptions                 (4,742,463)   (9,294,616)
                            -------------  ------------
     Net Increase                  46,223     2,947,574
                            -------------  ------------
Class C:
   Subscriptions                5,340,311    11,503,348
   Distributions reinvested        92,461       130,850
   Redemptions                 (1,735,136)   (5,229,475)
                            -------------  ------------
     Net Increase               3,697,636     6,404,723
                            -------------  ------------
Net Increase from Share
   Transactions                 3,911,326     6,030,773
                            -------------  ------------
Total Increase (Decrease)
   in Net Assets                 (772,239)   11,868,016

NET ASSETS:
Beginning of period           224,963,136   213,095,120
                            -------------  ------------

End of period (including
   undistributed net investment
   income of $575,536 and
   $437,800, respectively)   $224,190,897  $224,963,136
                            =============  ============

                              (UNAUDITED)
                              SIX MONTHS
                                 ENDED     YEAR ENDED
                               JULY 31,    JANUARY 31,
                                 2003         2003
-------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions                1,184,435     2,693,808
   Issued for distributions
     reinvested                   238,316       561,135
   Redemptions                 (1,404,017)   (3,684,826)
                            -------------  ------------
     Net Increase (Decrease)       18,734      (429,883)
                            -------------  ------------

Class B:
   Subscriptions                  523,505     1,405,242
   Issued for distributions
     reinvested                    56,402       128,155
   Redemptions                   (574,470)   (1,165,559)
                            -------------  ------------
     Net Increase                   5,437       367,838
                            -------------  ------------

Class C:
   Subscriptions                  648,710     1,436,135
   Issued for distributions
     reinvested                    11,261        16,344
   Redemptions                   (210,881)     (650,030)
                            -------------  ------------
     Net Increase                 449,090       802,449
                            -------------  ------------

See notes to financial statements.

 NOTES TO FINANCIAL STATEMENTS

July 31, 2003 (Unaudited)


NOTE 1. ACCOUNTING POLICIES
ORGANIZATION:
Liberty Massachusetts Tax-Exempt Fund (the "Fund"), a series of Liberty Funds Trust V (the "Trust"), is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Massachusetts state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a CDSC on redemptions made within one year after purchase.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES:
All income, expenses (other than Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT
AND PREMIUM:
Interest income is recorded on the accrual basis. Premium and discount are being amortized and accreted, respectively, on all debt securities.

DISTRIBUTIONS TO SHAREHOLDERS:
The Fund declares and records distributions daily and pays monthly.

July 31, 2003 (Unaudited)


NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID
TO AFFILIATES
On April 1, 2003, Colonial Management Associates, Inc. ("Colonial"), the investment advisor and the pricing and bookkeeping agent to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

MANAGEMENT FEE:
Columbia is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Liberty California Tax-Exempt Fund, Liberty Connecticut Tax-Exempt Fund and Liberty New York Tax-Exempt Fund as follows:

  Average Daily Net Assets       Annual Fee Rate
---------------------------     -----------------
       First $2 billion               0.50%
       Over $2 billion                0.45%

PRICING AND BOOKKEEPING FEES:
Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended July 31, 2003, the annualized net asset based fee rate was 0.031%. The Fund also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND
DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the Fund's principal underwriter. For the six months ended July 31, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $22,670 on sales of the Fund's Class A shares and received CDSC of $5,376, $51,999 and $502 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and (2) 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% annual rates. For the six months ended July 31, 2003, the Fund's annualized service fee rate was 0.21%.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C distribution fee so that it does not exceed 0.45% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

July 31, 2003 (Unaudited)

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $313 of custody fees were reduced by balance credits during the six months ended July 31, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY:
During the six months ended July 31, 2003, purchases and sales of investments, other than short-term obligations, were $14,506,696 and $11,432,396, respectively.

Unrealized appreciation (depreciation) at July 31, 2003, based on cost of investments for federal income tax purposes was:

     Gross unrealized appreciation        $12,819,403
     Gross unrealized depreciation         (1,907,055)
                                          -----------
       Net unrealized appreciation        $10,912,348
                                          ===========

OTHER:
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may invest in municipal and U.S. Treasury futures contracts and purchase and write options on futures. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. As of July 31, 2003, the Fund did not have any open futures contracts.

NOTE 5. LINE OF CREDIT
The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. Prior to April 26, 2003, the Fund participated in a separate credit agreement with similar terms to its existing agreement. No amounts were borrowed under these facilities for the six months ended July 31, 2003.

NOTE 6. SUBSEQUENT EVENT
The Board of Trustees of the Trust has approved the appointment of two new trustees to the Liberty Funds Board ("Liberty Board"). The two proposed trustees currently serve on the Board of Trustees of CMG Fund Trust ("CMG Funds"), which consists of 12 funds, and the Board of Directors of each of the 15 Columbia Funds. The CMG Funds and Columbia Funds are advised by Columbia. The appointment of the two new trustees to the Liberty Board is contingent upon the election of nine Liberty Board members and three existing CMG Funds Trustees to the Board of Trustees of the CMG Funds and the same nine Liberty Board members and three existing Columbia Funds Directors to the Board of Directors of each of the Columbia Funds.

Shareholders of the CMG Funds and each of the Columbia Funds are scheduled to vote on the proposal to elect the nine Liberty Board trustees and three existing CMG Funds Trustees/Columbia Funds Directors to the CMG Funds and each of the Columbia Funds at a special meeting of shareholders to be held on October 7, 2003. If approved at the special meeting, the new CMG Funds and Columbia Funds Board of Trustees/Directors will be effective immediately. The new Liberty Board will also become effective and will consist of 12 trustees which will be responsible for board oversight of 85 Liberty Funds in addition to the 12 CMG Funds and 15 Columbia Funds.

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                          (UNAUDITED)
                                          SIX MONTHS
                                             ENDED                          YEAR ENDED JANUARY 31,
                                            JULY 31,     --------------------------------------------------------------
CLASS A SHARES                               2003            2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                       $   8.06     $   7.85      $   7.83     $   7.18     $   8.06     $   8.10
                                             --------     --------      --------     --------     --------     --------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.17(a)      0.35(a)       0.40(a)(b)   0.37(c)      0.37(c)      0.38
Net realized and unrealized gain (loss)
   on investments and futures contracts         (0.16)        0.23          0.03(b)      0.70        (0.84)        0.10
                                             --------     --------      --------     --------     --------     --------
   Total from Investment Operations              0.01         0.58          0.43         1.07        (0.47)        0.48
                                             --------     --------      --------     --------     --------     --------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                      (0.17)       (0.35)        (0.37)       (0.38)       (0.37)       (0.38)
In excess of net investment income                 --           --            --           --           --        (0.01)
From net realized gains                            --        (0.02)        (0.04)       (0.04)          --(d)     (0.13)
In excess of net realized gains                    --           --            --           --        (0.04)          --(d)
                                             --------     --------      --------     --------     --------     --------
   Total Distributions Declared
     to Shareholders                            (0.17)       (0.37)        (0.41)       (0.42)       (0.41)       (0.52)
                                             --------     --------      --------     --------     --------     --------
NET ASSET VALUE,
   END OF PERIOD                             $   7.90     $   8.06      $   7.85     $   7.83     $   7.18     $   8.06
                                             ========     ========      ========     ========     ========     ========
Total return (e)                                0.04%(f)     7.59%         5.62%(g)    15.30%(g)   (5.96)%(g)     6.25%
                                             ========     ========      ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (h)                                    0.97%(i)     0.94%         0.92%        0.93%        0.93%        0.91%
Net investment income (h)                       4.22%(i)     4.39%         5.05%(b)     4.94%        4.81%        4.69%
Waiver/reimbursement                              --%          --%         0.05%        0.03%        0.02%          --%
Portfolio turnover rate                            5%(f)       13%            8%          18%          16%          21%
Net assets, end of period (000's)            $167,233     $170,512      $169,284     $152,057     $142,790     $180,628

(a)Per share data was calculated using average shares outstanding during the period.

(b)Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 5.02% to 5.05%. The impact to the net investment income and net realized and unrealized gain share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(c)The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(d)Rounds to less than $0.01 per share.

(e)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)Not annualized.

(g)Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)Annualized.


 FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                           (UNAUDITED)
                                           SIX MONTHS
                                              ENDED                          YEAR ENDED JANUARY 31,
                                             JULY 31,      ------------------------------------------------------------
CLASS B SHARES                                2003          2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                       $   8.06     $   7.85      $   7.83     $   7.18     $   8.06     $   8.10
                                             --------     --------      --------     --------     --------     --------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.14(a)      0.29(a)       0.34(a)(b)   0.31(c)      0.31(c)      0.32
Net realized and unrealized gain (loss)
   on investments and futures contracts         (0.16)        0.23          0.03(b)      0.70        (0.84)        0.10
                                             --------     --------      --------     --------     --------     --------
   Total from Investment Operations             (0.02)        0.52          0.37         1.01        (0.53)        0.42
                                             --------     --------      --------     --------     --------     --------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                      (0.14)       (0.29)        (0.31)       (0.32)       (0.31)       (0.32)
In excess of net investment income                 --           --            --           --           --        (0.01)
From net realized gains                            --        (0.02)        (0.04)       (0.04)          --(d)     (0.10)
In excess of net realized gains                    --           --            --           --        (0.04)       (0.03)
                                             --------     --------      --------     --------     --------     --------
   Total Distributions Declared
     to Shareholders                            (0.14)       (0.31)        (0.35)       (0.36)       (0.35)       (0.46)
                                             --------     --------      --------     --------     --------     --------
NET ASSET VALUE,
   END OF PERIOD                             $   7.90     $   8.06      $   7.85     $   7.83     $   7.18     $   8.06
                                             ========     ========      ========     ========     ========     ========
Total return (e)                              (0.34)%(f)     6.79%         4.86%(g)    14.45%(g)   (6.67)%(g)     5.44%
                                             ========     ========      ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (h)                                    1.72%(i)     1.69%         1.67%        1.68%        1.68%        1.66%
Net investment income (h)                       3.47%(i)     3.64%         4.30%(b)     4.19%        4.06%        3.94%
Waiver/reimbursement                              --%          --%         0.05%        0.03%        0.02%          --%
Portfolio turnover rate                            5%(f)       13%            8%          18%          16%          21%
Net assets, end of period (000's)            $ 42,233     $ 43,052      $ 39,009     $ 44,038     $ 50,110     $ 59,789

(a)Per share data was calculated using average shares outstanding during the period.

(b)Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.27% to 4.30%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(c)The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(d)Rounds to less than $0.01 per share.

(e)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)Not annualized.

(g)Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)Annualized.


 FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                           (UNAUDITED)
                                           SIX MONTHS
                                              ENDED                          YEAR ENDED JANUARY 31,
                                             JULY 31,      ------------------------------------------------------------
CLASS C SHARES                                2003          2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                       $   8.06     $   7.85      $   7.83     $   7.18     $   8.06     $   8.10
                                             --------     --------      --------     --------     --------     --------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.15(a)      0.31(a)       0.36(a)(b)   0.34(c)      0.33(c)      0.35
Net realized and unrealized gain (loss)
   on investments and futures contracts         (0.16)        0.24          0.04(b)      0.70        (0.84)        0.10
                                             --------     --------      --------     --------     --------     --------
   Total from Investment Operations             (0.01)        0.55          0.40         1.04        (0.51)        0.45
                                             --------     --------      --------     --------     --------     --------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                      (0.15)       (0.32)        (0.34)       (0.35)       (0.33)       (0.35)
In excess of net investment income                 --           --            --           --           --        (0.01)
From net realized gains                            --        (0.02)        (0.04)       (0.04)          --(d)     (0.13)
In excess of net realized gains                    --           --            --           --        (0.04)          --(d)
                                             --------     --------      --------     --------     --------     --------
   Total Distributions Declared
     to Shareholders                            (0.15)       (0.34)        (0.38)       (0.39)       (0.37)       (0.49)
                                             --------     --------      --------     --------     --------     --------
NET ASSET VALUE,
   END OF PERIOD                             $   7.90     $   8.06      $   7.85     $   7.83     $   7.18     $   8.06
                                             ========     ========      ========     ========     ========     ========
Total return (e)(f)                           (0.19)%(g)     7.11%         5.17%       14.79%      (6.38)%        5.76%
                                             ========     ========      ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (h)                                    1.42%(i)     1.39%         1.37%        1.38%        1.38%        1.36%
Net investment income (h)                       3.74%(i)     3.94%         4.60%(b)     4.49%        4.36%        4.24%
Waiver/reimbursement                            0.30%(i)     0.30%         0.35%        0.33%        0.32%        0.30%
Portfolio turnover rate                            5%(g)       13%            8%          18%          16%          21%
Net assets, end of period (000's)            $ 14,724     $ 11,399       $ 4,802      $ 2,586      $ 1,189        $ 698

(a)Per share data was calculated using average shares outstanding during the period.

(b)Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.57% to 4.60%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(c)The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(d)Rounds to less than $0.01 per share.

(e)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)Not annualized.

(h)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)Annualized.

TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Massachusetts Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Massachusetts Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Massachusetts Tax-Exempt Fund

Liberty Massachusetts Tax-Exempt Fund  SEMIANNUAL REPORT, JULY 31, 2003

logo: Liberty Funds

LibertyFunds

A Member of Columbia Management Group

(c)2003 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621

                                    PRSRT STD
                                  U.S. POSTAGE
                                      PAID
                                  HOLLISTON, MA
                                  PERMIT NO. 20

                                                775-03/839O-0703 (09/03) 03/2564

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR. Not applicable at this time.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Liberty Funds Trust V
            -----------------------------------------------------------

By (Signature and Title)  /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date  October 2, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    October 2, 2003
    -------------------------------------------------------------------

By (Signature and Title)  /s/ J. Kevin Connaughton
                         ----------------------------------------------
                         J. Kevin Connaughton, Treasurer

Date    October 2, 2003
    -------------------------------------------------------------------